AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 19, 2021
1933 ACT REGISTRATION NO. 333-170345
1940 ACT REGISTRATION NO. 811-21988

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933    ☒
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 1 6
AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940     ☒
POST-EFFECTIVE AMENDMENT NO. 84
(CHECK APPROPRIATE BOX OR BOXES)

PRIAC VARIABLE CONTRACT ACCOUNT A
(Exact Name of Registrant)
PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

280 TRUMBULL STREET
HARTFORD, CONNECTICUT 06103
(860) 534-2000
(Address and telephone number of Depositor’s principal executive offices)

MICHELE DRUMMEY
VICE PRESIDENT AND CORPORATE COUNSEL
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
280 TRUMBULL STREET
HARTFORD, CT 06103
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):
☐    immediately upon filing pursuant to paragraph (b) of Rule 485
☐    on May 1, 202 2 pursuant to paragraph (b) of Rule 485
☒     60 days after filing pursuant to paragraph (a) of Rule 485
☐    on May 1, 202 2 pursuant to paragraph (a) of Rule 485

PRUDENTIAL RETIREMENT SECURITY ANNUITY III
PROSPECTUS: MAY 1, 202 2
This prospectus describes the Prudential Retirement Security Annuity III, a flexible premium deferred annuity (the “Annuity” or “Contract”) offered by Prudential Retirement Insurance and Annuity Company (“PRIAC,” the “Company,” “we,” “our,” or “us”) and the PRIAC Variable Contract Account A. Depending on the state you live in, the Contract may be offered as an individual annuity contract or as an interest in a group annuity. When offered as an interest in a group annuity, “Contract” or “Annuity” also means any certificate providing rights and benefits to a person to whom the certificate is issued. Your rights and benefits do not vary based on the form of the Contract; in other words, your rights do not vary whether you have an individual annuity contract or a certificate under a group annuity. The Contract or certain of its investment options or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and regulations.
The Contract is sold by PRIAC exclusively to fund Individual Retirement Accounts within the meaning of Section 408(a) (“IRA”) and Section 408A (“Roth IRA”) of the Internal Revenue Code of 1986, as amended (the “Code”), that are for the benefit of individuals electing a direct rollover from Retirement Plans funded with a PRIAC group annuity that provides for the transfer to this Contract of the Prudential IncomeFlex Target® guaranteed minimum withdrawal benefit the Participant has under the Retirement Plan. We may require the custodian of the IRA(s) be our designated affiliate. If you transfer assets to both an IRA and Roth IRA under this Contract , your Retirement Plan guaranteed values will be divided and proportionally reduced among the IRA and Roth IRA. You will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately. If you have more than one Retirement Plan Prudential IncomeFlex Target Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan Prudential IncomeFlex Target Benefits.
If you are a new investor in the Contract, you may cancel your Contract within 10 days (or longer in some states) of receiving it without paying fees or penalties. Upon cancellation, you will receive either a full refund of your Purchase Payments or your total Contract Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
PLEASE READ THIS PROSPECTUS
This prospectus describes important features of the Contract and what you should consider before purchasing it. Please read this prospectus before purchasing the Contract and keep it for future reference. The current prospectuses for the underlying mutual fund portfolios contain important information about the mutual funds. When you invest in a Variable Investment Option, you should read the underlying mutual fund prospectus and keep it for future reference.
In compliance with United States law, PRIAC will deliver this prospectus to Contract Owners that currently reside outside the United States.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

FOR FURTHER INFORMATION CALL 1-877-778-2100 OR VISIT: WWW.PRUDENTIAL.COM
Prospectus Dated: MAY 1, 2022	Statement of Additional Information Dated: MAY 1, 2022

CONTENTS

GLOSSARY	1
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	5
OVERVIEW OF THE CONTRACT	8
FEE TABLE	10

SECTION 1: WHAT IS THE PRUDENTIAL RETIREMENT SECURITY ANNUITY III?	12
SHORT TERM CANCELLATION RIGHT OR “FREE LOOK”	12
SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?	14
SECTION 3: WHAT ARE THE BENEFITS AVAILABLE UNDER THE CONTRACT?	16
BENEFITS AVAILABLE UNDER THE CONTRACT	16
CALCULATION OF THE DEATH BENEFIT	16
PAYOUT OPTIONS	16
BENEFICIARY	17
PRUDENTIAL INCOMEFLEX TARGET BENEFIT	18
TRANSFER OF RETIREMENT PLAN GUARANTEED VALUES	18
HIGHEST BIRTHDAY VALUE	19
INCOME BASE	20
ANNUAL GUARANTEED WITHDRAWAL AMOUNT	21
LOCK-IN DATE ELECTED IN RETIREMENT PLAN	22
LOCK-IN DATE NOT ELECTED IN RETIREMENT PLAN	23
SPOUSAL BENEFIT	23
MULTIPLE RETIREMENT PLANS – TRANSFER OF GUARANTEED VALUES	24
ESTABLISHING A ROTH IRA; CONVERSIONS AND RECHARACTERIZATIONS	26
WITHDRAWALS UNDER THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT	27
SURVIVING SPOUSE - DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT	28
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS	29
INCREASE OF INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT – STEP-UP	30
OTHER IMPORTANT CONSIDERATIONS	30
TERMINATION OF THE INCOMEFLEX TARGET BENEFIT AND WAITING PERIOD	31
SPECIAL RULES FOR INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT IF YOUR RETIREMENT PLAN GUARANTEED LIFETIME WITHDRAWAL BENEFIT WAS ADMINISTERED BY AB	31
SECTION 4: HOW CAN I PURCHASE THE PRUDENTIAL RETIREMENT SECURITY ANNUITY III?	34
PURCHASE PAYMENTS	34
DISCONTINUANCE OF CONTRIBUTIONS	34
ALLOCATION OF PURCHASE PAYMENTS	34
CALCULATING CONTRACT VALUE	34
SECTION 5: WHAT ARE THE EXPENSES ASSOCIATED WITH THE PRUDENTIAL RETIREMENT SECURITY ANNUITY III?	36
CHARGES IN GENERAL	36
ADMINISTRATIVE EXPENSE	36
BASE CONTRACT FEE - PRUDENTIAL INCOMEFLEX TARGET BENEFIT CHARGES	36
SURRENDER CHARGE	37
TAXES ATTRIBUTABLE TO PREMIUM	37
TRANSFER FEE	37
COMPANY TAXES	37
i

ii

GLOSSARY
We have tried to make this prospectus as easy to read and understand as possible. By the nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. Certain terms within this prospectus are described within the text where they appear. Not all of the descriptions of those terms are repeated in this Glossary of terms. The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information.
AB: Formerly called AllianceBernstein, is the investment product provider of the multi-insurer retirement income investment offered through various platforms. Some Retirement Plans who purchased this product used AB as their recordkeeper, and not Prudential. For that reason, you may see certain notations in this prospectus that refer specifically to and only apply to Participants who rolled over their account value from those Retirement Plans that were administered by AB.
Accumulation Phase: The period that begins with the Contract Date and ends on your Annuity Date, or earlier, if the Contract is terminated through a full withdrawal or payment of a Death Benefit.
Accumulation Unit and Accumulation Unit Value: We credit you with Accumulation Units for each Sub-account in which you invest. The value of these Accumulation Units (the “Accumulation Unit Value”) may change each Business Day to reflect the investment results of the Sub-accounts, as well as all administrative expenses. The number of Accumulation Units credited to you in any Sub-account is determined by dividing the amount of each Purchase Payment made by you to that Sub-account by the applicable Accumulation Unit Value for the Business Day on which the Purchase Payment is credited. We will reduce the number of Accumulation Units credited to you under any Sub-account by the number of Accumulation Units canceled as a result of any transfer or withdrawal by you from that Sub-account.
Adjusted Contract Value: When you begin receiving Annuity Payments, the value of your Contract minus any charge we impose for premium taxes.
Annual Guaranteed Withdrawal Amount: Under the terms of the Prudential IncomeFlex Target Benefit, an amount that you may withdraw each Withdrawal Period as long as you live (if the optional Spousal Benefit is elected, then until the last to die of the Participant and your spouse). The Annual Guaranteed Withdrawal Amount is set initially as a percentage of the Income Base, but will be adjusted to reflect subsequent Purchase Payments, Excess Withdrawals and any Step-Up. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan, the initial Annual Guaranteed Withdrawal Amount for this Annuity will be the Retirement Plan Annual Guaranteed Withdrawal Amount. We may refer to this amount as the “Lifetime Annual Withdrawal Amount” in materials other than this prospectus.
Annuitant: The person whose life determines the amount of Annuity Payments that will be paid.
Annuity Date: The date you elect to begin Annuity Payments (annuitization).
Annuity Option: An option under the Contract that defines the frequency and duration of Annuity Payments. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization) ”
Annuity Payment: Each payment made on or after your Annuity Date in accordance with the Annuity Option you select. Annuity Payments are not considered to be withdrawals for any purposes, including withdrawals under the Prudential IncomeFlex Target Benefit. For more information about guaranteed withdrawals, see “Withdrawals Under The Prudential IncomeFlex Target Benefit” in Section  3 , “What Are The Benefit s Available Under The Contract ?”
Annuity Phase: The period that begins with the Annuity Date and ends when there are no further Annuity Payments due under the Annuity Option you select.
Beneficiary: The person(s) or entity you have chosen to receive the Death Benefit.
Birthday: Each anniversary of the Participant’s date of birth. If this date is not a Business Day, then the Birthday will be the last Business Day immediately preceding the anniversary of the Participant’s date of birth.
Business Day: A day on which the New York Stock Exchange is open for business. A Business Day ends as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). Our Business Day may close earlier than 4:00 p.m. Eastern Time if regular trading on the New York Stock Exchange closes early.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.

Contract Date: The date we accept your initial Purchase Payment and all necessary paperwork in Good Order at the Prudential Retirement Service Center. Contract anniversaries are measured from the Contract Date. A Contract year starts on the Contract Date or on a Contract anniversary.
Contract Owner, Owner or You: The person entitled to the ownership rights under the Contract. With an annuity issued as a certificate under a group annuity contract, the person to whom the certificate is issued evidencing his or her rights and benefits in the certificate.
Contract Value: The total value of your Contract, equal to the sum of the value of your investment in the investment option. Your Contract Value will go up or down based on the performance of the investment option.
Contribution Source: Refers to whether assets are Roth or Non-Roth Contributions.
Conversion: The transfer of funds between an IRA and Roth IRA under this Annuity. Conversions are allowed under this Annuity as permitted by the Code.
Conversion Ratio: If your Retirement Plan guaranteed lifetime withdrawal benefit is administered by AB, then we may adjust your Income Base upon conversion of that benefit to the benefit under this Annuity. We do that based on a “Conversion Ratio” that compares the Retirement Plan Guaranteed Withdrawal Percentage under your plan to a specified Guaranteed Withdrawal Percentage under this Annuity. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Death Benefit: If a Death Benefit is payable, the Beneficiary you designate will receive the Contract Value. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Excess Withdrawal: Any withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount. Each Excess Withdrawal reduces your Income Base and thus your Annual Guaranteed Withdrawal Amount in the same proportion as the Contract Value was reduced by the Excess Withdrawal. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Good Order: Sufficiently clear instruction received by the Prudential Retirement Service Center on a Business Day before the close of business which utilizes the applicable forms, and reflects the necessary signatures and dates required to ensure there is no need to exercise any discretion to follow such instruction. Good Order requires receipt of confirmation and all necessary information to ensure the instruction is permitted under and in compliance with the applicable retirement arrangement. Instructions that are not in Good Order will be effective on the Business Day that Good Order is determined. Instructions received on a day that is not a Business Day or after the close of a Business Day will be deemed to have been received on the next Business Day.
Guaranteed Withdrawal Percentage: The percentage of the Income Base used to determine the Annual Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Percentage applied at the Lock-In Date is used for purposes of determining your Status when transferring funds among the IRA and Roth IRA. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Highest Birthday Value: For purposes of determining the Income Base, the initial Highest Birthday Value is the adjusted Retirement Plan Highest Birthday Value on the Contract Date, and thereafter the greater of (a) the initial Highest Birthday Value, and (b) the highest Contract Value attained on each Birthday, until the Lock-In Date. This value is adjusted for withdrawals and subsequent Purchase Payments. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Income Base: The Income Base is used to determine the Annual Guaranteed Withdrawal Amount. Your Income Base is equal to the greater of: (a) the Highest Birthday Value or (b) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). Thereafter, the Income Base may increase or decrease, resulting from additional Purchase Payments, Excess Withdrawals and/or Step-Up Amounts. Prior to the Lock-In Date, it equals your Highest Birthday Value and is only determined for reference purposes. If your Retirement Plan guaranteed lifetime withdrawal benefit is administered by AB, then we may adjust your Income Base upon conversion of that benefit to the IncomeFlex Target Benefit under this Annuity.
Individual Retirement Account (“IRA”): A tax qualified individual retirement account within the meaning of Section 408(a) of the Code, which is invested in one of the Variable Investment Options used to provide our guarantees under this Contract . Such IRA is subject to eligibility requirements, contribution limits and other tax particulars as specified in the Code. We may require that the custodian of the IRA funded by the Annuity be our designated affiliate. This Contract is issued as a nonqualified annuity. In order for it to be used for an IRA, the Contract must be issued to a custodial account established as an IRA.
Lock-In Date: The date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity. You must attain age 55 to select a Lock-In Date (both you and your spouse must attain age 55 to select a Lock-In Date for the Spousal Benefit).

Non-Roth Contributions: Pre-tax and post-tax deferrals and contributions made under your Retirement Plan, other than Roth Contributions.
Participant: A Participant in a Retirement Plan with the Prudential IncomeFlex Target Benefit who has or had a Retirement Plan Withdrawal Benefit that is transferred to this Annuity pursuant to a contractual conversion privilege. Participant does not include a spouse eligible for a Retirement Plan Spousal Benefit.
Prudential IncomeFlex Target Benefit or IncomeFlex Target Benefit: A standard feature of the Contract that guarantees your ability to withdraw a percentage of an initial notional value called the Income Base for your life if certain conditions are satisfied. A charge for this guarantee is deducted from the value of your investment options.
Prudential Retirement Service Center: Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507. The phone number is (877) 778-2100. Prudential’s website is www.prudential.com. For items required to be sent to the Prudential Retirement Service Center, your correspondence is not considered received by us until it is received at the Prudential Retirement Service Center. Where this prospectus refers to the day when we receive a transaction request, we mean the day on which the transaction arrives in Good Order at the Prudential Retirement Service Center, or via the appropriate telephone number, fax number or website if the item is a type we accept by those means. There are two main exceptions: if the item is received at the Prudential Retirement Service Center (1) on a day that is not a Business Day or (2) after the close of a Business Day. In each such instance, a transaction received in Good Order will be deemed received on the next Business Day.
Purchase Payment: The amount of money you pay us to purchase the Contract initially and any amounts deposited as additional Purchase Payments after the Contract Date, including payments allocated from other investment options and contracts. We reserve the right to prohibit additional Purchase Payments in the future with notice to you.
Recharacterization: The redefining of a transfer made to an IRA as having been made or transferred instead to another type of IRA. You may elect to recharacterize Purchase Payments designated as contributions made to your IRA or Roth IRA and have those Purchase Payments treated as if made instead to your Roth IRA or IRA, respectively. Recharacterizations are allowed under this Annuity as permitted by the Code.
Retirement Plan: An employment based Retirement Plan funded with a PRIAC group annuity that permits the Participant or his or her spouse to transfer to this Contract the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Active Eligible Investments: The investments required to be used in order to receive guarantees under the Retirement Plan IncomeFlex Target Benefit. Retirement Plan Active Eligible Investments includes investments funded with Roth Contribution and Non-Roth Contribution sources.
Retirement Plan Annual Guaranteed Withdrawal Amount: Your Annual Guaranteed Withdrawal Amount as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Guaranteed Withdrawal Percentage: The percentage of the Retirement Plan Income Base used to determine the Retirement Plan Annual Guaranteed Withdrawal Amount. If you elect the Spousal Benefit, then the age of the younger of you and your spouse would be used to determine this percentage. The Retirement Plan Guaranteed Withdrawal Percentage applied on the Retirement Plan Lock-In Date is used for purposes of determining your Status when transferring and combining multiple Retirement Plan IncomeFlex Target Benefits. See “Multiple Retirement Plans – Transfer of Guaranteed Values” in Section  3 , “What Are The Benefit s Available Under The Contract ?”
Retirement Plan Highest Birthday Value: The Highest Birthday Value as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Lock-In Date: The guaranteed withdrawal lock-in date, determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Income Base: The Income Base as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Prudential IncomeFlex Target Benefit: The Prudential IncomeFlex Target guaranteed withdrawal benefit as offered through a Retirement Plan.
Retirement Plan Spousal Benefit: The Participant’s “spousal benefit” as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Roth Contribution: After-tax Roth deferrals and contributions made under your Retirement Plan.

Roth Individual Retirement Account (“Roth IRA”): A tax qualified retirement investment under Section 408A of the Code, as amended, which is invested in one of the Variable Investment Options used to provide our guarantees under this Annuity. Such contract is subject to eligibility requirements, contribution limits and other tax particulars as specified in the Code. This Contract is issued as a nonqualified annuity. In order for it to be used for a Roth IRA, the Contract must be issued to a custodial account established as a Roth IRA.
Separate Account: Purchase Payments allocated to the Variable Investment Options are held by us in a separate account called the PRIAC Variable Contract Account A. The Separate Account is set apart from all of the general assets of PRIAC.
Spousal Benefit: An optional version of the Prudential IncomeFlex Target Benefit which, if elected and certain conditions are satisfied, extends guaranteed withdrawals until the last to die of you and your spouse or civil union partner. While there is no additional charge for this version of the benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.
Status: For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to this Annuity or between the IRA and Roth IRA, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract.
Step-Up Amount: The excess, if any, of the Contract Value over the Income Base, determined annually as of the Step-Up Date.
Step-Up Date: After the Lock-In Date, the Business Day that immediately precedes your Birthday.
Sub-account: A Variable Investment Option offered under PRIAC Variable Contract Account A, the assets of which are invested in shares of the corresponding portfolio.
Tax Deferral: This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your Contract earnings until you take money out of your Contract. You should be aware that the only way to receive Tax Deferral for the value in this Contract is for it to be held in a tax favored plan (an IRA or Roth IRA), which provides Tax Deferral regardless of whether it invests in annuity contracts. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”
Variable Investment Option: When you choose a Variable Investment Option, we purchase shares of the underlying mutual fund, which we may refer to as a fund or portfolio, that are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of PRIAC that invests in a particular mutual fund is referred to in your Contract as a Sub-account.
Withdrawal Period: Each year beginning on the Participant’s Birthday and ending on the last day preceding the next Birthday. We may refer to this period as “Birthday Year” in materials other than this prospectus.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Prudential Retirement Security Annuity III?” later in this prospectus.

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract [1]	1.00%	1.50%
	Investment Options (Portfolio Fees and Expenses)	0.63%	0.85%
	Optional Benefits For An Additional Charge [2]	None	None

	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit.
	2 The Optional Benefit is the Optional Spousal Benefit.
For more information about the Prudential IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $1,473	Highest Annual Cost $3,300

Assumes:
▪Investment of $100,000
▪5% annual appreciation
▪Least expensive combination of portfolio fees and expenses
▪No optional benefits
▪No sales charges
▪No additional purchase payments, transfers or withdrawals

Assumes:
▪Investment of $100,000
▪5% annual appreciation
▪Most expensive combination of optional benefits and portfolio fees and expenses
▪No sales charges
▪No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Prudential Retirement Security Annuity III?" later in this prospectus.
RISKS
Risk of Loss
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Prudential Retirement Insurance and Annuity Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Prudential Retirement Insurance and Annuity Company. More information about Prudential Retirement Insurance and Annuity Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Investment Options
▪During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.
▪Prudential Retirement Insurance and Annuity Company reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.
▪Please note that because the PGIM Balanced Fund is closed to new investors, if you are currently invested in this fund and you transfer out, you cannot transfer back in.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Prudential Retirement Security Annuity III?” later in this prospectus.

Optional Benefits
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

▪Once you “lock in” your Guaranteed Annual Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Guaranteed Annual Withdrawal Amount and possibly terminate the benefit without value.
▪Once you “lock in” your Prudential IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the Prudential IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
Tax Implications
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?” later in this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to Section 9, “What Are The Tax Considerations Associated With The Prudential Security Annuity III?" later in this prospectus.

OVERVIEW OF THE CONTRACT
The Prudential Retirement Security Annuity III is a variable annuity contract issued by PRIAC. We only offer the Contract as a rollover option to Participants who have a Prudential IncomeFlex Target Benefit in connection with a Retirement Plan. The Contract is between you, the Owner, and us, the insurance company. The Contract allows you to invest assets contributed to a custodial IRA or custodial Roth IRA in the Contract, which provides two Variable Investment Options, certain withdrawal and annuity benefits and a Death Benefit. The Contract is intended for retirement savings or other long-term investment purposes. This Contract is specifically designed for those concerned they may outlive their retirement income and it is priced accordingly. If you have short term investment needs that you expect this annuity to support, this product is not for you. If you are not concerned you may outlive your savings, you may want to consider if this product suits your needs solely based on its other investment and insurance feature .
The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Annuity Phase. During the Accumulation Phase, if you have purchased this Annuity through an IRA, any earnings grow on a tax deferred basis and are generally taxed as income only when you make withdrawals, including withdrawals under the Prudential IncomeFlex Target Benefit. If you purchased this Annuity through a Roth IRA, any earnings grow on a tax deferred basis. Qualified distributions are generally federal income tax free (state treatment may vary). A distribution is a qualified distribution if it occurs after five tax years after contributing to a Roth IRA and the owner is either age 59 1/2, dies, is disabled or is a first time home buyer ($10,000 lifetime limit). For distributions that are not qualified distributions, amounts are generally taxed as income only when you make withdrawals of earnings, including withdrawals under the Prudential IncomeFlex Target Benefit, and a 10% additional tax may apply. The Annuity Phase starts if you begin receiving Annuity Payments from your Contract. The amount of money you are able to accumulate in your Contract during the Accumulation Phase will help determine the amount you will receive during the Annuity Phase. Other factors will affect the amount of your payments, such as age, and the payout option you select.
During the Annuity Phase, commonly called “annuitization,” you may choose from several Annuity Options, including guaranteed payments for life with period certain. You are not required to annuitize your Contract. However, o nce you begin receiving regular Annuity Payments, you generally cannot change your payment plan.
Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
▪ Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead you will be paid a stream of annuity payments.
▪ You generally cannot change the payment stream you chose once it has begun.
▪ Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Note that during the Accumulation Phase, the Prudential IncomeFlex Target Benefit (discussed in Section  3, “What Are The Benefits Available Under The Contract?” ) also provides guaranteed minimum income protection for your life in the form of guaranteed withdrawals. These guaranteed withdrawals do not require annuitization.
You can invest your money in the Variable Investment Options available under the Contract, which offer the opportunity for a favorable return that can increase your Contract Value. However, favorable returns are NOT guaranteed. It is possible, due to market changes, that your Contract Value may decrease. For more information about each Variable Investment Option, please refer to Appendix A, “Portfolios Available Under The Contract” later in this prospectus.
If the Owner dies before the Annuity Phase of the Contract begins, the person(s) or entity chosen as Beneficiary generally will receive the Contract Value. In addition, a surviving spouse may be eligible to continue this Contract and the Spousal Benefit. See Section 3, “ What Are The Benefit s Available Under The Contract ? ”
The Prudential IncomeFlex Target Benefit guarantees your ability to withdraw a designated amount from the Contract annually, subject to our rules regarding the timing and amount of withdrawals. This Annual Guaranteed Withdrawal Amount is equal to a percentage of a notional value (called the “Income Base”), regardless of the impact of market performance on your actual Contract Value. This benefit is designed to provide an annual withdrawal amount for life. You must attain age 55 before starting Prudential IncomeFlex Target Benefit guaranteed withdrawals (both you and your spouse must attain age 55 to begin guaranteed withdrawals with the Spousal Benefit).
The Prudential IncomeFlex Target Benefit is a standard feature of the Contract that applies to the Annuitant automatically. The Spousal Benefit is optional. If you elect the Spousal Benefit, you may not change your mind, and your Annual Guaranteed Withdrawal Amount will be less than if you had not elected it. If you elected the Retirement Plan Spousal Benefit, then you will automatically receive the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, you may not add or remove the Spousal Benefit upon or after purchasing this Contract. For additional information about the fees for the

Prudential IncomeFlex Target Benefit, see “ Fee Table ” and Section  5 , “What Are The Expenses Associated With The Prudential Retirement Security Annuity III?”
You may only establish one IRA and one Roth IRA funded by this Annuity. If you establish both an IRA and a Roth IRA, you will receive separate Contracts describing the features and benefits of each and the guaranteed values associated with each Contract will be calculated separately.
We may amend the Contract as permitted by law. For example, we may add new features to the Contract. Subject to applicable law, we will determine whether or not to make such Contract amendments available to Contracts that already have been issued.
If permissible under applicable state law, you may cancel the Contract and request a refund within a certain period of time known as the “free look” period. The free look period is generally 10 days from the date you begin participation under the Contract, but may be longer, depending on applicable state law. Concurrent with the applicable free look period provided by state law, the Code provides a seven day “revocation period” when you purchase this Contract and establish an IRA. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”
During the applicable free look period, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Prudential Retirement Service Center address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding.

FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract V alue between investment options. State premium taxes may also be deducted. For more information about those fees and maximum charges, see Section  5 , “What Are The Expenses Associated With The Prudential Retirement Security Annuity III?” later in this prospectus.

TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	0% to 3.5%
1Currently, we do not impose a transfer fee. As shown in the table, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
2For additional information see “Taxes Attributable to Premium” in Section  5 , “What Are The Expenses Associated With The Prudential Retirement Security Annuity III?”

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
	Current	Maximum
Administrative Expenses [1]	0.00%	1.75%
Base Contract Expenses [1,2]	1.00%	1.50%
Optional Benefit Expenses [1,3]	0.00%	0.00%
Total Annual Charges [1]	1.00%	3.25%
Surrender Charge [4]	$0	$0
1 Percentages noted above are percentages of daily net assets of the Contract Value.
2 Base Contract Expenses include the fee for the IncomeFlex Target Benefit.
3 The Optional Benefit is the Optional Spousal Benefit.
4 There are no surrender charges in this product.

The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to Appendix A, “Portfolios Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.63%	0.85%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)

EXAMPLE
This E xample is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses , and annual portfolio company expenses .
The E xample assumes that you invest $1 0 0,000 in the Contract for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be :

If you surrender your Contract at the end of the applicable time period:	1 year $4,118	3 years $12,467	5 years $20,966	10 years $42,893
If you annuitize at the end of the applicable time period:	1 year $4,118	3 years $12,467	5 years $20,966	10 years $42,893
If you do not surrender your Contract:	1 year $4,118	3 years $12,467	5 years $20,966	10 years $42,893

SECTION 1: WHAT IS THE PRUDENTIAL RETIREMENT SECURITY ANNUITY III?
The Prudential Retirement Security Annuity III is a variable annuity contract issued by PRIAC, with its principal place of business located at 280 Trumbull Street, Hartford, CT 06103 . PRIAC is solely responsible for its obligations under Prudential Retirement Security Annuity III, and there are no support agreements from third parties relating to the capitalization of PRIAC. You may invest in the Separate Account. The income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Accounts' own investment experience and not the investment experience of PRIAC's other assets. The assets of the Separate Account may not be used to pay any liabilities required of PRIAC, other than the liabilities required under the terms of the Contract.
Under your Contract, in exchange for your payment to us, we promise to pay you a guaranteed stream of payments upon annuitization that can begin any time after the first Contract anniversary. Your Annuity is in the Accumulation Phase until you decide to begin receiving these Annuity Payments. Annuity Payments are made on or after your Annuity Date in accordance with the Annuity Option you select. The date you elect to begin receiving Annuity Payments is the Annuity Date. On the Annuity Date, your Contract switches to the Annuity Phase. The Contract also permits you to make guaranteed withdrawals during the Accumulation Phase. See Section  3 , “What Are The Benefit s Available Under The Contract ?” for further details. These withdrawals are different than Annuity Payments.
This Annuity contract does not benefit from Tax Deferral, unlike many annuity contracts that generally do when sold outside a tax favored plan (these annuity contracts are generally referred to as non-qualified annuities). Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you withdraw money from your Contract. This Annuity is only offered to fund certain IRAs and Roth IRAs, which generally provide Tax Deferral without investing in an annuity contract. In other words, you need not purchase this Contract to gain the preferential tax treatment provided by your IRA. If this Contract were offered outside of such tax qualified accounts, you would not receive Tax Deferral. Before purchasing this Annuity, you should consider whether its features and benefits, including the income and Death Benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this Contract compared with any other investments or benefits available through your retirement plan or elsewhere.
The Prudential Retirement Security Annuity III is a variable annuity contract. This means that during the Accumulation Phase, you can allocate your assets to the available Variable Investment Options. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the investment performance of the underlying mutual fund associated with the Variable Investment Options. Because each underlying mutual fund’s portfolio fluctuates in value depending upon market conditions, your Contract Value (the total value of your Contract, equal to the sum of the value of your investment in the investment option) can either increase or decrease. This is important, since the amount of the Annuity Payments you receive during the Annuity Phase depends upon the value of your Contract at the time you begin receiving payments.
You are the Owner of the Contract, as the individual for whom the IRA and/or Roth IRA is established. You generally have all the decision-making rights under the Contract. You will also be the Annuitant. The Owner is the person who receives the Annuity Payments when the Annuity Phase begins. The Annuitant is the person whose life is used to determine the amount of these payments and how long (if applicable) the payments will continue once the Annuity Phase begins. On or after the Annuity Date, the Annuitant may not be changed.
You may only establish one IRA and one Roth IRA funded by a Contract . If you establish both an IRA and a Roth IRA, you will receive separate Contracts describing the features and benefits of each and the guaranteed values associated with each Contract will be calculated separately.
The Beneficiary is the person(s) or entity you designate to receive any Death Benefit. Subject to any restrictions imposed by the Code, you may change the Beneficiary any time prior to the Annuity Date by making a written request to us. The optional Spousal Benefit requires your spouse to be both your spouse and sole Beneficiary when you elect the benefit and when you die. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
SHORT TERM CANCELLATION RIGHT OR “FREE LOOK”
If you are not satisfied with your Contract, you may cancel the Contract and request a refund within a certain period of time known as the “free look” period. The free look period is generally 10 days from the date you begin participation under the Contract. If state law requires, the free look period may be longer. Concurrent with the applicable free look period provided by state law, the Code provides a seven day “revocation period” when you purchase this Contract and establish an IRA or Roth IRA. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”

To exercise this cancellation right, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Prudential Retirement Service Center at the address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding. Payments made from an IRA are subject to 10% federal income tax withholding. The taxpayer can choose to elect out of this withholding. Some states also require withholding if federal tax withholding is elected.

SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.
Insurance Company Risk. No company other than PRIAC has any legal responsibility to pay amounts that PRIAC owes under the Contract. You should look to the financial strength of PRIAC for its claims-paying ability. PRIAC is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect PRIAC and our ability to conduct business and process transactions. Although PRIAC has business continuity plans, it is possible that the plans may not operate as intended or required and that PRIAC may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
The IncomeFlex Target Benefit . This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
▪ Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Guaranteed Annual Withdrawal Amount and possibly terminate the benefit without value.
▪ Once you “lock in” your Prudential IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse's passing.

Annuitization . Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
▪ Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
▪ You generally cannot change the payment stream you chose once it has begun.
▪ Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the Prudential IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the Prudential IncomeFlex Target Benefit, please refer to “Prudential IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the Prudential IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the Prudential IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SECTION 3 : WHAT ARE THE BENEFIT S AVAILABLE UNDER THE CONTRACT ?
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
Prudential IncomeFlex Target Benefit	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	1.00%	1.50%	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

					Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Spousal Benefit	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.00%	0.00%	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA, Roth IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, Roth IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.

The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “ eligible designated beneficiary ” ( “ EDB ” ). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse , (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual's status as an EDB is determined on the date of your death.

If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Owner established a Lock-In Date and elected the Spousal Benefit, and the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. If the Owner’s death is prior to the date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity, the Income Base and Highest Birthday Value will not transfer to the spouse, rather they will be reset based on the Contract Value at the time of death. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 70 1/2 (72 for those who would have reached 70 1/2 after 2019) or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section  8 , “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization). ” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Target Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the

Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA or Roth IRA it funds, when you elect the benefit and when you die. See Section  3 , “What Are The Benefit s Available Under The Contract ?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”
PRUDENTIAL INCOMEFLEX TARGET BENEFIT
The Prudential IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating a n initial notional value (called the “Income Base”) . You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-in Date. If your Retirement Plan guaranteed lifetime withdrawal benefit is administered by AB, then we may adjust the Income Base upon your acquisition of this Annuity, as detailed below. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base Prudential IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. If you elected the Retirement Plan Spousal Benefit, then you will automatically receive the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date (your guaranteed withdrawal lock-in date as determined under the Retirement Plan IncomeFlex Target Benefit), then you may not add or remove the Spousal Benefit upon or after purchasing this Contract. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”
If you establish both an IRA and Roth IRA funded by this Annuity, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract, described below, will be calculated separately.
TRANSFER OF RETIREMENT PLAN GUARANTEED VALUES
This Contract is sold exclusively as a rollover option to individuals who have a Retirement Plan Prudential IncomeFlex Target Benefit. This Contract is designed to accept the transfer of Retirement Plan Prudential IncomeFlex Target Benefit guaranteed values in connection with a direct rollover of assets invested in the Retirement Plan Active Eligible Investments to an IRA and/or Roth IRA. You may only establish one IRA and one Roth IRA funded by this Annuity. Assets invested in the Retirement Plan Active Eligible Investments funded by Non-Roth Contributions may only be rolled over and held in an IRA under this Annuity. Retirement Plan Active Eligible Investments funded by Roth Contributions may only be rolled over to a Roth IRA under this Annuity. If you transfer assets to both an IRA and Roth IRA under this Annuity, the Retirement Plan guaranteed values described below will be divided and proportionally reduced among the IRA and Roth IRA. You will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately.

If you have more than one Retirement Plan Prudential IncomeFlex Target Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan Prudential IncomeFlex Target Benefits under an IRA or Roth IRA funded by this Annuity. See “Multiple Retirement Plans – Transfer of Guaranteed Values” in Section  3, “What Are The Benefits Available Under The Contract?” .
In connection with the rollover transaction (except as discussed later in this Section  3 , “What Are The Benefits Available Under The Contract?”, regarding a transfer of the AB account balance to this Annuity), each guarantee value described below will begin with a value equal to the corresponding Retirement Plan guaranteed value, assuming a transfer of 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan. If less than 100% of assets are transferred or the transfer includes both Non-Roth and Roth Contributions, then the Retirement Plan guaranteed values will be proportionately reduced and divided between the IRA and Roth IRA, as applicable.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then the Highest Birthday Value as determined under the Retirement Plan Prudential IncomeFlex Target Benefit (the “Retirement Plan Highest Birthday Value”) will be used to determine your initial Highest Birthday Value, and Income Base under this Contract (except as discussed later in this Section  3 , “What Are The Benefits Available Under The Contract?”, regarding a transfer of the AB account balance to this Annuity). You also can choose whether to elect the Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Annual Guaranteed Withdrawal Amount as determined under the Retirement Plan Prudential IncomeFlex Target Benefit (the “Retirement Plan Annual Guaranteed Withdrawal Amount”) and your Income Base as determined under the Retirement Plan Prudential IncomeFlex Target Benefit (the “Retirement Plan Income Base”), will be used to determine your initial Annual Guaranteed Withdrawal Amount and initial Income Base, under this Contract (except as discussed later in this Section  3, “What Are The Benefits Available Under The Contract?” , regarding a transfer of the AB account balance to this Annuity). Your guaranteed withdrawals will be available immediately, and you will not establish a Highest Birthday Value under this Contract. If you elected the Retirement Plan Spousal Benefit, then you will automatically have the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
Brief Overview of IncomeFlex Target Benefit Under This Annuity
The Prudential IncomeFlex Target Benefit guarantees your ability to withdraw a designated amount from the Annuity annually, subject to our rules regarding the timing and amount of withdrawals. We call this annual withdrawal amount the Annual Guaranteed Withdrawal Amount. The Annual Guaranteed Withdrawal Amount, in turn, is equal to a percentage of a notional value called the “Income Base.”
This Annuity is a “rollover” product that allows you to transfer values that you have accumulated in the IncomeFlex Target Benefit held within your Retirement Plan to the IncomeFlex Target Benefit held by an IRA and/or Roth IRA investing in this Annuity.
The mechanism by which Retirement Plan Prudential IncomeFlex Target Benefit values transfer to this Annuity varies with respect to plans administered by AB. Under those, we do not carry over the Guaranteed Withdrawal Percentages under your AB benefit when you convert to this Annuity. Instead, you become subject to the single set of Guaranteed Withdrawal Percentages applicable under this Annuity. However, to provide a comparable benefit level, we adjust the Income Base at the time of conversion, as described below. See “Special Rules For Income Base And Annual Guaranteed Withdrawal Amount If Your Retirement Plan Guaranteed Lifetime Withdrawal Benefit Was Administered By AB.”
HIGHEST BIRTHDAY VALUE
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets or the transfer includes both Non-Roth and Roth Contributions, then the initial Highest Birthday Value under your IRA and/or Roth IRA shall be divided and reduced proportionately as described in Examples 1 and 2 below. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made (if permissible).

Example 1 – Proportional Reduction of Highest Birthday Value Under this Annuity
Rolling Over Less Than 100% from One Source

■ Retirement Plan Highest Birthday Value:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount rolled over from Retirement Plan to this Annuity:	$50,000
■ Ratio of rollover to Retirement Plan Contract Value:	50%
■ Initial Highest Birthday Value under this Annuity:	$60,000	*
■ Highest Birthday Value remaining in the Retirement Plan:	$60,000
*The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Highest Birthday Value to determine the initial Highest Birthday Value under this Annuity. The initial Highest Birthday Value reflects a 50% reduction of the Retirement Plan Highest Birthday Value due to the partial transfer of 50% of the Retirement Plan Contract Value.

Example 2 – Division and Proportional Reduction of Highest Birthday Value Under this Annuity
Rolling Over Roth and Non-Roth Contribution Sources

■ Retirement Plan Highest Birthday Value:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount funded with Roth Contributions:	$60,000
■ Amount funded with Non-Roth Contributions:	$40,000
■ Amount rolled over from Retirement Plan to this Annuity	$100,000
■ Ratio of Roth to Retirement Plan Contract Value:	60%	*
■ Initial Highest Birthday Value under the Roth IRA Annuity:	$72,000
■ Initial Highest Birthday Value under the Non-Roth IRA Annuity:	$48,000
*The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Highest Birthday Value to determine the division and proportional reduction of the initial Highest Birthday Value under this Annuity for the Roth IRA and IRA. The initial Highest Birthday Values reflect a 60%/40% division of the Retirement Plan Highest Birthday Value between the Roth IRA and IRA, respectively.
The Highest Birthday Value under this Contract will equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the Lock-In Date. Any withdrawals prior to the Lock-In Date under this Annuity reduce your Highest Birthday Value proportionately as described in Example 3 below. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal) as described below.
Example 3 – Proportional Reduction of Highest Birthday Value Under this Annuity – Withdrawal

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Highest Birthday Value:	$120,000
■ 10% Reduction of Highest Birthday Value:	$12,000
■ Adjusted Highest Birthday Value:	$108,000

INCOME BASE
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Highest Birthday Value will be used to determine your initial Highest Birthday Value and Income Base under this Annuity. Until the Lock-In Date, the Income Base will equal the greatest of: (a) that initial Highest Birthday Value, (b) the highest Contract Value attained on each of the Participant’s Birthdays, and (c) the Contract Value on the Business Day prior to the Lock-In Date. If you purchase this Contract on or after your Retirement Plan Lock-In Date, the initial Income Base under this Annuity is determined by your Retirement Plan Income Base. If this Contract is purchased with 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan, then the initial Income Base under this Annuity equals the Retirement Plan Income Base on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets or the transfer includes both Non-Roth and Roth Contributions, then the initial Income Base under your IRA and/or Roth IRA shall be divided and/or reduced proportionately between your IRA and/or Roth IRA as applicable. In no event shall the Income Base exceed $5,000,000. We reserve the right to increase this maximum.
Example 1 – Proportional Reduction of Income Base Under this Annuity
Rolling Over Less Than 100% from One Source

■ Retirement Plan Income Base:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount rolled over from Retirement Plan to this Annuity:	$50,000
■ Ratio of rollover to Retirement Plan Contract Value:	50%
■ Initial Income Base under this Annuity:	$60,000	*
■ Income Base remaining in the Retirement Plan:	$60,000
*The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Income Base to determine the initial Income Base under this Annuity and reflects a 50% reduction of the Retirement Plan Income Base due to the partial transfer of 50% of the Retirement Plan Contract Value.
Example 2 – Division and Proportional Reduction of Income Base Under this Annuity
Rolling Over Both Roth and Non-Roth Contribution Source

■ Retirement Plan Income Base:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount funded with Roth Contributions:	$60,000
■ Amount funded with Non-Roth Contributions:	$40,000
■ Ratio of Roth to Retirement Plan Contract Value:	60%	*
■ Initial Income Base under the Roth IRA Annuity:	$72,000
■ Initial Income Base under the Non-Roth IRA Annuity:	$48,000
*The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Income Base to determine division and proportional reduction of the initial Income Base under this Annuity for the Roth IRA and IRA. The initial Income Base for the Roth IRA and IRA reflect a 60%/40% division of the Retirement Plan Income Base between the Roth IRA and IRA, respectively.
Any withdrawals prior to the Lock-In Date under this Annuity reduce your Income Base proportionately as described in Example 3 below. Each withdrawal reduces the Income Base by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal) as described below.
Example 3 – Proportional Reduction of Income Base under this Annuity – Withdrawal

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Income Base:	$120,000
■ 10% Reduction of Income Base:	$12,000
■ Adjusted Income Base:	$108,000

ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $287,500. We reserve the right to increase this maximum.
The Income Base is not a cash amount that you can withdraw from your Contract. Rather, on your Lock-In Date, we apply the applicable Guaranteed Withdrawal Percentage to the Income Base to determine your initial Annual Guaranteed Withdrawal Amount. The percentages that will be applied to the Income Base are set forth in the chart below. You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $250. Thus, your Income Base, when multiplied by the Guaranteed Withdrawal Percentage applicable to you based on your age (or the age of the younger spouse for the Spousal Benefit) must produce an Annual Guaranteed Withdrawal Amount of at least $250 in order for you to have any available Annual Guaranteed Withdrawal Amount. If you cannot meet the $250 Annual Guaranteed Withdrawal Amount minimum, you will have paid fees for the IncomeFlex Target Benefit without being able to derive any withdrawal benefits. In the table below, under “Lock-In Date Not Elected In Retirement Plan,” we also depict the minimum Income Base needed for each age band in order for you to realize an Annual Guaranteed Withdrawal Amount.
LOCK-IN DATE ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was elected before purchasing this Contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If this Contract is purchased with 100% of the assets from either Non-Roth or Roth Contributions (but not both), then the initial Annual Guaranteed Withdrawal Amount under your IRA or Roth IRA equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the total assets from a single Contribution Source or the transfer includes both Non-Roth and Roth Contributions, then the initial Annual Guaranteed Withdrawal Amount under your IRA and/or Roth IRA will be divided and/or proportionally reduced as described in Examples 1 and 2 below.
Example 1 - Proportional Reduction of Annual Guaranteed Withdrawal Amount – One Contribution Source

■ Retirement Plan Annual Guaranteed Withdrawal Amount:	$10,000
■ Retirement Plan Contract Value:	$100,000
■ Amount rolled over from Retirement Plan to this Annuity:	$50,000
■ Ratio of rollover to Retirement Plan Contract Value:	50%
■ Initial Annual Guaranteed Withdrawal Amount under this Annuity:	$5,000	*
*The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Annual Guaranteed Withdrawal Amount to determine the initial Annual Guaranteed Withdrawal Amount under this Annuity. The initial Annual Guaranteed Withdrawal Amount under this Annuity reflects a 50% reduction of the Retirement Plan Annual Guaranteed Withdrawal Amount due to the partial transfer of 50% of the Retirement Plan Contract Value.
Example 2 - Division and Proportional Reduction of Annual Guaranteed Withdrawal Amount – Roth and Non-Roth Contribution Sources

■ Retirement Plan Annual Guaranteed Withdrawal Amount:	$10,000
■ Retirement Plan Contract Value:	$100,000
■ Amount funded with Roth Contributions:	$60,000
■ Amount funded with Non-Roth Contributions:	$40,000
■ Amount rolled over from Retirement Plan to this Annuity:	$100,000
■ Ratio of Roth to Retirement Plan Contract Value:	60%	*
■ Initial Annual Guaranteed Withdrawal Amount under the Roth IRA:	$6,000
■ Initial Annual Guaranteed Withdrawal Amount under the IRA:	$4,000
*The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Annual Guaranteed Withdrawal Amount to determine division and proportional reduction of the initial Annual Guaranteed Withdrawal Amount under this Annuity for the IRA and Roth IRA. The initial Annual Guaranteed Withdrawal Amount for the Roth IRA and IRA reflect a 60%/40% division of the Retirement Plan Highest Annual Guaranteed Withdrawal Amount between the Roth IRA and IRA, respectively.
The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the Retirement Plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (proportionally adjusted in the manner described above, if applicable). The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period also will be prorated, by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during that Withdrawal Period will be reduced proportionally for the partial Withdrawal Period remaining after the Contract is purchased. This adjustment will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Anyone who is a Contract Owner of this Annuity can increase their Annual Guaranteed Withdrawal Amount by making additional Purchase Payments (subsequent to the initial Purchase Payment). The amount of the increase is equal to the applicable Guaranteed Withdrawal Percentage applied to the amount of the additional Purchase Payment. We reserve the right to prohibit additional Purchase Payments in the future with notice to you. We will increase your Annual Guaranteed Withdrawal Amount on the day you make the Purchase Payment, subject to the following:
▪During the initial Withdrawal Period when the Contract is issued, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the initial Withdrawal Period will be reduced proportionally for the partial year remaining after the Purchase Payment is made. This adjustment in the initial Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
▪If the Purchase Payment is made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount (an “Excess Withdrawal”), then the increase will not apply until the next Withdrawal Period.
LOCK-IN DATE NOT ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was not elected before purchasing this Contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined on your Lock-In Date by applying the applicable Guaranteed Withdrawal Percentage (as set forth in the table immediately below) to the Income Base. You must attain age 55 to elect a Lock-In Date. If you elect the Spousal Benefit, the age of the younger of you and your spouse would be used to determine the applicable percentage.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Single Life	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Spousal
55-64	4.25%	3.75%	$5,882.35	$6,666.67
65-69	5.00%	4.50%	$5,000.00	$5,555.56
70+	5.75%	5.25%	$4,347.83	$4,761.90
If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
You can increase your Annual Guaranteed Withdrawal Amount by making additional Purchase Payments after your Lock-In Date. We reserve the right to prohibit additional Purchase Payments in the future with notice to you. Your Income Base will increase by the amount of subsequent Purchase Payments. Thus, your Annual Guaranteed Withdrawal Amount will increase by an amount determined by applying the applicable Guaranteed Withdrawal Percentage to the amount of the increase to the Income Base (i.e., the subsequent Purchase Payment amount). We will add the increase to your Income Base, which will affect your Annual Guaranteed Withdrawal Amount on the day you make the Purchase Payment, subject to the following:
▪During the Withdrawal Period you lock-in the Annual Guaranteed Withdrawal Amount, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you locked in guaranteed withdrawals will be reduced proportionally for the partial year remaining after the Purchase Payment is made. This adjustment will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
▪If the Purchase Payment is made after an Excess Withdrawal has occurred in a Withdrawal Period, then the increase will not apply until the next Withdrawal Period.
If you did not lock-in the Annual Guaranteed Withdrawal Amount under your Retirement Plan, but you do lock-in under this Contract, your Income Base and resultant Annual Guaranteed Withdrawal Amount thereafter may increase for Step-Ups (described below under “Increase Of Income Base And Annual Guaranteed Withdrawal Amount – Step-Up”). If you elect the optional Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), and initial amount, will all be based on the age of the younger of you and your spouse.
SPOUSAL BENEFIT
The Spousal Benefit is an optional benefit you may elect under this Annuity. With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. If you are the Participant, you make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage or civil union and your spouse’s or partner’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see

Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?” Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will be the product of the applicable Guaranteed Withdrawal Percentage (indicated in the chart above) and the Income Base.
While there is no additional daily charge for this benefit, if you are the Participant and elect the Spousal Benefit you will have a lesser Annual Guaranteed Withdrawal Amount, based on the lesser Guaranteed Withdrawal Percentages, than if you had not elected it. The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of both this Contract and the IRA and/or Roth IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable. Once elected, the lesser Annual Guaranteed Withdrawal Amount based on the lesser Guaranteed Withdrawal Percentages will continue to apply until your Contract ends.
If you elected the Retirement Plan Spousal Benefit, then you will automatically have the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
After your death, the Spousal Benefit will continue to be paid until the death of your surviving spouse.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 56

Participant age:	58
Spouse age:	56
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$3,750	(3.75% of Income Base)
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Participant age:	66
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Participant age:	71
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)

MULTIPLE RETIREMENT PLANS – TRANSFER OF GUARANTEED VALUES
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Target Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single Prudential IncomeFlex Target Benefit under this Annuity, as described below. If the Prudential IncomeFlex Target Benefits under your Retirement Plans are funded by the same Contribution Source and have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA or Roth IRA, as applicable, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity or between the IRA and Roth IRA, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans but are funded by the same Contribution Source, you may roll over the guaranteed values associated with one Retirement Plan Prudential IncomeFlex Target Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA and one Roth IRA funded by this Annuity. If you have more than two Retirement Plan Prudential IncomeFlex Target Benefits consisting of assets from different Contribution Sources (Non-Roth and Roth Contributions), you will establish both an IRA and Roth IRA funded by this Annuity and may combine under the IRA and Roth IRA the guaranteed values associated with similar Contribution Sources if Retirement Plan Prudential IncomeFlex Target Benefits have the same Statuses and elections, as described in Example 1 below.
The examples below describe how guaranteed values associated with multiple Retirement Plan IncomeFlex Target Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA and one Roth IRA funded by this Annuity. For the guaranteed lifetime withdrawal benefit administered by AB, see the discussion below ; in particular the discussion of the application of the Conversion Ratio.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)
55-64	4.25%	3.75%
65-69	5.00%	4.50%
70+	5.75%	5.25%
Example 1 – Transferring Multiple Retirement Plan Benefits
Rolling Over and Combining Retirement Plan IncomeFlex Target Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	4.50%	4.50%	4.50%
Contribution Source	Roth	Roth	Roth IRA
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,350	$4,500	$5,850
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary. In such instance you could elect to roll over your Retirement Plan Benefit or leave the assets and the associated guaranteed values in your Retirement Plan.

Example 2 – Transferring Multiple Retirement Plan Benefits
Rolling Over and Combining Separate Retirement Plan IncomeFlex Target Benefits under Separate Contracts

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Retirement Plan III	Values Under this Annuity (from Ret. Plan I)	Values Under this Annuity (from Retirement Plan II & III)
Lock-In Date Elected	No	Yes (age 65)	Yes (age 69)	No	Yes
Spousal Benefit Elected		Yes	Yes		Yes
Guaranteed Withdrawal %		4.50%	4.50%		4.50%
Contribution Source	Non-Roth	Roth	Roth	IRA	Roth IRA
Contract Value	$25,000	$75,000	$30,000	$25,000	$105,000
Highest Birthday Value	$30,000			$30,000
Income Base	$30,000	$50,000	$50,000	$30,000	$100,000
Annual Guaranteed Withdrawal Amount		$2,250	$2,250		$4,500
You may only establish one IRA and one Roth IRA funded by this Annuity. Because the multiple benefits have different Statuses, elections and Contribution Sources, the associated guaranteed values will be rolled over separately under an IRA and Roth IRA, respectively. (Multiple benefits could be combined under each Contract if the Statuses and elections within that Contribution Source were the same.) This example presumes that the Participant 1) locked-in with the Spousal Benefit in both Retirement Plan II and III and identified the same person as the spousal Beneficiary under both; 2) elected to roll over and combine Retirement Plan Prudential IncomeFlex Target Benefits II and III; and 3) elected to roll over Prudential IncomeFlex Target Benefit I into an IRA. In such instance you could elect to roll over Plan I to a traditional IRA and Plan II and Plan III would be combined into a Roth IRA, or you can leave the assets and the associated guaranteed values in your Retirement Plans I, II and III.
ESTABLISHING A ROTH IRA; CONVERSIONS AND RECHARACTERIZATIONS
This Contract is designed to accept transfer of Retirement Plan Prudential IncomeFlex Target Benefit guaranteed values in connection with a direct rollover of assets invested in the Retirement Plan Active Eligible Investments to an IRA and/or Roth IRA. You may only roll over assets invested in the Retirement Plan Active Eligible Investments funded by Non-Roth Contributions and establish an IRA under this Annuity. You may only roll over assets funded with Roth Contributions under your Retirement Plan into a Roth IRA under this Annuity. If you transfer assets from your Retirement Plan to both an IRA and Roth IRA, the Retirement Plan guaranteed values will be divided and proportionally reduced between the IRA and Roth IRA under this Annuity.
You may transfer funds from an IRA to a Roth IRA under this Annuity via a Conversion. Conversions and Recharacterizations are defined by and permitted under the Code. The transfer of guaranteed values under this Annuity due to Conversions and Recharacterizations is subject to restrictions. If you transfer 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization and your Statuses and elections of the receiving IRA are the same, 100% of the guaranteed values would transfer to the receiving IRA or Roth IRA, as applicable. The Contract Value under the transferring contract is reduced to zero and all guarantees are cancelled. If you elected the Spousal Benefit, both the transferring and receiving IRAs must cover the same spouse in order for the guaranteed values to transfer.
If you elect to transfer less than 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization, or your Statuses and elections of the receiving IRA are not the same, the transferring amount, including all applicable taxes, will be treated as a withdrawal and will reduce your Contract Value by the transferring amount. The guaranteed values associated with the amount of Contract Value transferred will be cancelled under the transferring contract and your guarantees in that contract will be reduced proportionally; no guarantees will be transferred to the receiving contract.
For the guaranteed lifetime withdrawal benefit administered by AB, see the discussion below ; in particular the discussion of the application of the Conversion Ratio.

Example 1 – Transferring 100% – Same Statuses and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	N/A	Yes
Spousal Benefit Elected	No	No	N/A	No
Guaranteed Withdrawal %	5%	5%	N/A	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$0	$125,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$0	$9,250
Income Base	$125,000	$60,000	N/A	$185,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. The guaranteed values were combined because the transfer amount was 100% of the IRA and the Statuses and elections of both contracts are the same.
Example 2 – Transferring Less than 100% – Same Status and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	Yes	Yes
Spousal Benefit Elected	No	No	No	No
Guaranteed Withdrawal %	5%	5%	0.05	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$50,000	$75,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$3,125	$5,500
Income Base	$125,000	$60,000	$62,500	$110,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 50% of the IRA ($50,000) to the existing Roth IRA. Although the Statuses and elections of both contracts are the same, the guaranteed values cannot be combined because the transfer amount was less than 100% of the IRA.
WITHDRAWALS UNDER THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT
The Prudential IncomeFlex Target Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The Prudential IncomeFlex Target Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Income Base will be reduced proportionately, thus reducing your Annual Guaranteed Withdrawal Amount in subsequent years (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Income Base and thus your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal. Excess Withdrawals may adversely impact the benefits provided under this Contract and may result in a termination of benefits.
Examples – Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Income Base:	$200,000
Guaranteed Withdrawal Percentage:	5.00%
Annual Guaranteed Withdrawal Amount:	$10,000
Withdrawal Period:	May 9, 2019 through May 8, 2020
Contract Value prior to withdrawal on June 13, 2019 (date of first withdrawal)	$160,000
Contract Value prior to withdrawal on July 14, 2019 (date of second withdrawal)	$150,000
Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 13, 2019, then the following values would result:
▪Contract Value immediately prior to withdrawal = $160,000
▪Contract Value after withdrawal = $160,000 – $9,000 = $151,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
▪Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Income Base remains $200,000
If an additional $1,000 is withdrawn on July 14, 2019, then the following values would result:
▪Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 13, 2019) = $150,000
▪Contract Value after withdrawal = $150,000 – $1,000 = $149,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Income Base remains $200,000
Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 13, 2019, then the following values would result:
▪Contract Value = $160,000 – $9,000 = $151,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Income Base remains $200,000
If an additional $11,000 is withdrawn on July 14, 2019, then the following values would result:
▪Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 13, 2019) = $150,000
▪Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
▪Contract Value after guaranteed portion of withdrawal = $150,000 – $1,000 = $149,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
▪Amount of reduction to Income Base = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Income Base = ($10,000 ÷ $149,000) × $200,000 = $13,422.82
▪Income Base = $200,000 – $13,422.82 = $186,577.18
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = 5% × new Income Base = 5% × $186,577.18 = $9,328.86
▪Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
SURVIVING SPOUSE – DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT
If you purchase this Contract and die before the Lock-In Date, or after the Lock-In Date but without having elected the Spousal Benefit, then your surviving spouse may continue this Contract and the Prudential IncomeFlex Target Benefit, to the extent permitted by the Code and your retirement plan, if your surviving spouse is your Beneficiary under the Contract and your retirement plan.
Continuation of the Prudential IncomeFlex Target Benefit under this Contract is subject to the following:
•Your Income Base and Highest Birthday Value will not transfer to your surviving spouse. Rather, they will be reset based on the Contract Value at the time of your death.
•The birthday of your surviving spouse will be used to determine:
•the Highest Birthday Values under this Contract;

•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of your surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments.
•If your surviving spouse remarries, he or she (1) will continue to be eligible to receive the Annual Guaranteed Withdrawal Amount, and (2) may elect the Spousal Benefit at the time of his or her Lock-In Date to extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each a “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each a “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the net actuarial value of our guarantees under the Prudential IncomeFlex Target Benefit on the RMD Calculation Date. Roth IRA Contract Owners are not subject to the required minimum distributions of the Code.
If the amount determined on the RMD Calculation Date is for an eligible spouse, the amount will be based on the assumption that the eligible spouse is a “spouse” for purposes of federal law. For more information, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?” Please consult with your tax or legal advis e r before electing the Spousal Benefit for a civil union partner.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example – Treatment of Withdrawals Related to Required Minimum Distributions

Income Base	$200,000
Guaranteed Withdrawal Percentage	5.00%
Withdrawal Period	May 9, 2019 through May 8, 2020
Contract Value on April 13, 2019	$160,000
Contract Value on May 9, 2019	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000	(for calendar year 2019)
RMD Value	$4,000	(for calendar year 2019)
Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 13, 2019, then the following values would result:
▪$10,000 applied against the Remaining Guaranteed Withdrawal Amount (assumes that no Guaranteed Withdrawals have been yet taken for the current Withdrawal Period)
▪$4,000 applied against the RMD Value
▪Contract Value = $160,000 – $14,000 = $146,000
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 9, 2019, then the following values would result:
▪Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Contract Value = $146,000 – $10,000 = $136,000
Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 13, 2019, then the following values would result:
▪$10,000 applied against the Remaining Guaranteed Withdrawal Amount (assumes that no Guaranteed Withdrawals have been yet taken for the current Withdrawal Period)

▪$4,000 applied against the RMD Value
▪$6,000 counts as an Excess Withdrawal
▪Reduction to Income Base = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Income Base = ($6,000 ÷ $146,000) × $200,000 = $8,219.18
▪Income Base = $200,000 – $8,219.18 = $191,780.82
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = 5% × new Income Base = 5% × $191,780.82 = $9,589.04
▪Contract Value = $160,000 – $20,000 = $140,000
INCREASE OF INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT – STEP-UP
Your Annual Guaranteed Withdrawal Amount may increase due to positive market performance in your Variable Investment Option. On each Birthday after Lock-In under this Annuity or following purchase of this Contract if you purchased this Contract after your Retirement Plan Lock-In Date, any Step-Up Amount, which represents any excess of the Contract Value over the Income Base, may increase the Income Base. If the Income Base is increased by the Step-Up Amount, then your Annual Guaranteed Withdrawal Amount immediately will increase by the amount equal to the product of (a) the Guaranteed Withdrawal Percentage, and (b) the amount of the increase in the Income Base. You may withdraw the additional Annual Guaranteed Withdrawal Amount in the Withdrawal Period during which the increase occurs, but you are not required to do so. The Income Base will increase by effect of the Step-Up Amount automatically, unless we increase the charge for the Prudential IncomeFlex Target Benefit.
If we increase the charge and you become eligible for a Step-Up, then you must choose whether or not to accept the increased charge. If you accept it, then the Income Base will increase by the amount of the Step-Up Amount and the higher charge will apply to the entire Contract Value, unless you affirmatively elect otherwise pursuant to the next paragraph.
We will provide you with 90 days notice that you are eligible for an increase in your Income Base and that by accepting the increase you will become subject to an increased Prudential IncomeFlex Target Benefit charge on the entire Contract Value. Unless you notify us in writing by the end of the 90 day period that you reject the increase of your Income Base resulting from the Step-Up Amount, we will consider you to have accepted the Step-Up Amount and the resultant increased charge. Any such increase in the Prudential IncomeFlex Target Benefit charge would be subject to the maximum charge limit set forth in the “ Fee Table .” If you reject an increase in your Income Base, your rejection will be effective for that year only. Your rejection of the Step-Up Amount does not affect your eligibility for subsequent Step-Up Amounts.
Example – Step Up Calculation

Birthday	May 9
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 8, 2019	$100,000
Guaranteed Withdrawal Percentage	5%
▪Step-Up Value = $100,000 × 5% = $5,000
▪Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
OTHER IMPORTANT CONSIDERATIONS
▪If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in quarterly installments, unless you request another payment frequency.
▪Withdrawals made while the Prudential IncomeFlex Target Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under a retirement account. The Prudential IncomeFlex Target Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Income Base or Annual Guaranteed Withdrawal Amount.
▪The Prudential IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional Income Base. The IncomeFlex Target Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
▪We impose a charge for the IncomeFlex Target Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.

▪You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Target Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
▪Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF THE INCOMEFLEX TARGET BENEFIT AND WAITING PERIOD
If you terminate the Prudential IncomeFlex Target Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The Prudential IncomeFlex Target Benefit terminates:
▪upon an Excess Withdrawal that causes the Contract Value to be zero;
▪upon the transfer of 100% of the Contract Value from an IRA and/or Roth IRA (the guarantees will be transferred to the receiving Contract);
▪upon your surrender of the Contract;
▪upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
▪upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a Spousal Benefit; or
▪upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the Prudential IncomeFlex Target Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Target Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may increase related charges for Step-Up transactions at any time in the future.
Currently, if you terminate the Prudential IncomeFlex Target Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
SPECIAL RULES FOR INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT IF YOUR RETIREMENT PLAN GUARANTEED LIFETIME WITHDRAWAL BENEFIT WAS ADMINISTERED BY AB
If your Retirement Plan Prudential IncomeFlex Target Benefit is administered by AB, then the features of the IncomeFlex Target Benefit you will receive under this Annuity are generally the same as those applicable to other Retirement Plans, with certain exceptions. The IncomeFlex Target Benefit under AB-administered Retirement Plans employ s the “Income Base” described in this section upon rolling over to this Annuity as the starting point for determining the Annual Guaranteed Withdrawal Amount. As is the case generally, after you (or both you and your spouse, for the Spousal Benefit) turn age 55, you can elect to “lock-in” your Annual Guaranteed Withdrawal Amount. On that Lock-In Date, we multiply your Income Base by a Guaranteed Withdrawal Percentage (which varies, based on age on the Lock-In Date). The result is your Annual Guaranteed Withdrawal Amount.
The Guaranteed Withdrawal Percentages under this Annuity are as follows:

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)
55-64	4.25%	3.75%
65-69	5.00%	4.50%
70+	5.75%	5.25%
The Guaranteed Withdrawal Percentages differ from those percentages under the group annuity that you rolled your account value from administered by AB. When you roll over your IncomeFlex Target Benefit from the AB account , we do not transfer the Guaranteed Withdrawal Percentages that had applied under AB to this Annuity. Instead, upon rolling over to this Annuity, you become subject to the Guaranteed Withdrawal Percentages under this Annuity. To maintain parity of benefit amount before and after the rollover, however, we may, at the time of the rollover, adjust the Income Base that you had attained under the AB account . We discuss below how we make that “conversion”.

AB Benefit: Conversion Ratio
If conversion from the AB version of the benefit occurs AFTER you have Locked-In your Annual Guaranteed Withdrawal Amount:
The IncomeFlex Target Benefit that is administered by AB has several Guaranteed Withdrawal Percentages. Although those percentages do not carry over when you convert to IncomeFlex under this Annuity, we do transfer your Annual Guaranteed Withdrawal Amount extant at the time of conversion, as detailed here. On the Lock-In Date under the AB version, we multiply the Guaranteed Withdrawal Percentage linked to your age (or the ages of you and your spouse for the Spousal Benefit) by the Income Base to determine your Retirement Plan Annual Guaranteed Withdrawal Amount. On the Business Day that you convert your AB benefit to IncomeFlex Target under this Annuity, we do the following, so that the Retirement Plan Annual Guaranteed Withdrawal Amount that you had attained under the AB version of the benefit remains the same under this Annuity at the time of conversion:
▪First, we calculate a “Conversion Ratio,” by dividing the Guaranteed Withdrawal Percentage used to determine your Annual Guaranteed Withdrawal Amount for AB by the Guaranteed Withdrawal Percentage that would have been used under this Annuity, had you locked in under this Annuity on the same Lock-In Date on which you locked in under the Retirement Plan.
▪Second, we determine the initial Income Base under this Annuity by multiplying the Income Base under the AB benefit as of the Business Day of the conversion by Conversion Ratio. For example, assume that an AB participant aged 65 had locked in with a $100,000 Income Base and 3.35% Guaranteed Withdrawal Percentage. The participant therefore had a Retirement Plan Annual Guaranteed Withdrawal Amount of $3,350 (i.e., $100,000 × 3.35%). The comparable Guaranteed Withdrawal Percentage for a participant who locks in at age 65 under this Annuity is 5.00%. The Conversion Ratio is 67% (i.e., 3.35% ÷ 5.00%). The Income Base is then reduced by $33,000 to $67,000 (i.e., $100,000 × 67% = $67,000).
▪Third, we multiply the Income Base by the Guaranteed Withdrawal Percentage under this Annuity to determine the Annual Guaranteed Withdrawal Amount. Continuing our example, this results in the same Annual Guaranteed Withdrawal Amount of $3,350 (i.e., $67,000 × 5.00%).
After conversion, the Annual Guaranteed Withdrawal Amount is affected by the same events discussed in this section of the prospectus. Specifically:
▪Step-Ups. Your Annual Guaranteed Withdrawal Amount may increase due to positive market performance in your Variable Investment Option. On each Birthday after conversion of your AB benefit to this Annuity, we will determine whether you are eligible for a Step-Up of the Income Base. We do this by first multiplying the Contract Value by the Conversion Ratio. We then compare that product to the current Income Base. If the product is larger, it becomes the new Income Base, and if it is smaller, the Income Base does not change. We revise the Annual Guaranteed Withdrawal Amount to reflect a higher Income Base by multiplying that Income Base by the Guaranteed Withdrawal Percentage under this Annuity on your Birthday. All future Step-Up calculations will be done in the same manner. For example, assume that the same participant described in the preceding paragraph (with a current Income Base of $67,000) has a Contract Value on his or her next Birthday of $107,000. That Contract Value is adjusted by the Conversion Ratio to yield an “adjusted Contract Value” of $71,690 (i.e., $107,000 × 67%). The “adjusted Contract Value” of $71,690 is greater than the Income Base of $67,000, meaning that $71,690 becomes the new Income Base and the Participant is eligible for a Step-Up. The new Annual Guaranteed Withdrawal Amount will be $3,584.50 (i.e., $71,690 × 5.00%). Otherwise, we implement Step-Ups according to the same rules as for other retirement plan conversions (e.g., the Income Base will increase by effect of the Step-Up Amount automatically, unless we increase the charge for the Prudential IncomeFlex Target Benefit).
▪Excess Withdrawals. Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Income Base will be reduced proportionately, thus reducing your Annual Guaranteed Withdrawal Amount in subsequent years (except with regard to certain required minimum distributions described under “Excess Withdrawals – Required Minimum Distributions”).
If conversion from the AB version of the benefit occurs BEFORE you have Locked-In your Annual Guaranteed Withdrawal Amount:
In this scenario, we do not carry over the Guaranteed Withdrawal Percentages from the AB version of the benefit. Instead, upon conversion, we determine a Conversion Ratio by dividing (a) the Guaranteed Withdrawal Percentage applicable to age 65 under the AB benefit by (b) the Guaranteed Withdrawal Percentage under the Annuity equal to 5% (which is the percentage applicable to a single purchaser, aged 65). We then multiply that Conversion Ratio by the Income Base as of the Business Day of the conversion to produce the initial Income Base under the Annuity. Thereafter, that Income Base increases or decreases, based on the events described in this section of the prospectus (e.g., step-ups). On the Lock-In Date, we apply the applicable Guaranteed Withdrawal Percentage under this Annuity to the current Income Base to determine the Annual Guaranteed Withdrawal Amount.
For example, based on the respective AB and Annuity Guaranteed Withdrawal Percentages, the Conversion Ratio would be 67% (i.e., 3.35% ÷ 5.00%). If the Income Base under the AB version of the benefit were $100,000, then the initial Income Base under the Annuity would be $67,000 (i.e., $100,000 × 67%).

For conversions from the guaranteed lifetime withdrawal benefit administered by AB, if you lock in your Annual Guaranteed Withdrawal Amount other than at age 65 under this Annuity, and/or you elect the Spousal Benefit under this Annuity, your Annual Guaranteed Withdrawal Amount under this Annuity will be smaller or larger than it would have been if you had made the same choices while you were invested in the AB version of the benefit. Under both this Annuity and the guaranteed lifetime withdrawal benefit administered by AB, we determine the Guaranteed Withdrawal Percentages with reference to a hypothetical lock-in at age 65 by a single person (age 65-69 for this Annuity). Specifically, there is generally a downward adjustment to the Guaranteed Withdrawal Percentages for lock-ins prior to age 65, and an upward adjustment for lock-ins after age 65. Similarly, Guaranteed Withdrawal Percentages are less for the spousal version of the benefit than for the single version. However, the amount of these downward and upward adjustments differs between the AB version and this Annuity. As such, your Annual Guaranteed Withdrawal Amount under this Annuity may be smaller or larger than it would have been if you had made the same choices while you were invested in the AB version of the benefit (and could be up to 10% different). Upon request, we can supply you with a personalized illustration of these different age-related adjustments.
If, in addition to participating in IncomeFlex Target through an AB-administered Retirement Plan, you have another Retirement Plan IncomeFlex Target Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single Prudential IncomeFlex Target Benefit under this Annuity. Please see the section above entitled “Multiple Retirement Plans – Transfer of Guaranteed Values” in that regard.
For the Prudential IncomeFlex Target Benefit administered by AB, your Income Base and Annual Guaranteed Withdrawal Amount under this Annuity may be stepped up, in the manner described in the section above entitled “Increase Of Income Base And Annual Guaranteed Withdrawal Amount – Step-Up.” We follow the procedures detailed in that section, but for rollovers from the AB account we adjust the Contract Value for purposes of the Step-Up calculation. Specifically, we first multiply the Contract Value by the Conversion Ratio. We then compare that product to the current Income Base. If the product is larger, it becomes the new Income Base, and if it is smaller, the Income Base does not change. We revise the Annual Guaranteed Withdrawal Amount to reflect a higher Income Base by multiplying that Income Base by the Guaranteed Withdrawal Percentage under this Annuity on your Birthday. All future Step-Up calculations will be done in the same manner.

SECTION 4 : HOW CAN I PURCHASE THE PRUDENTIAL RETIREMENT SECURITY ANNUITY III?
PURCHASE PAYMENTS
The initial Purchase Payment is the amount of money you give us to purchase the Contract. Unless we agree otherwise and subject to our rules, the minimum initial Purchase Payment is $30,000. If you elect a direct rollover of your Retirement Plan Prudential IncomeFlex Target Benefit into both an IRA and a Roth IRA, the minimum Purchase Payment of $30,000 must be met for each. You must get our prior approval for any initial Purchase Payment of $1 million or more, unless we are prohibited under applicable state law from insisting on such prior approval.
Currently, you must get our prior approval to make maximum aggregate Purchase Payments in excess of $2 million unless we are prohibited under applicable state law from insisting on such prior approval. We limit the maximum total Purchase Payments in any Contract year other than the first to $1 million absent our prior approval. Depending on applicable state law, other limits may apply. This Contract is issued as a nonqualified annuity. In order for it to be used to fund an IRA or Roth IRA, the Contract must be issued to a custodial account established as an IRA or Roth IRA.
To the extent permitted by law, we reserve the right to cease accepting new Purchase Payments under the Contract at any time. We will inform you of this action by issuing a supplement to this prospectus. You can make additional Purchase Payments of no less than $1 at any time during the Accumulation Phase. We reserve the right to reduce this minimum. Additionally, a bsent our prior approval, we may suspend your ability to make additional Purchase Payments during the time period that begins with either of the following: (a) the date of an Excess Withdrawal or (b) any withdrawal before the Lock-In Date. The length of the suspension period is at our discretion. However, in applying any such suspension, we will not discriminate unfairly against any Participant, nor will the length of any suspension exceed 90 days. This restriction does not apply to additional Purchase Payments made through payroll deductions or scheduled loan repayments, if applicable. This restriction does apply to rollover transactions and lump sum loan repayments.
DISCONTINUANCE OF CONTRIBUTIONS
If allowed under applicable law, and with notice to you, we reserve the right in the future to cease permitting additional Purchase Payments. We will exercise the reservation of such right for all annuity purchasers in the same class in a non-discriminatory manner.
ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment to the Variable Investment Option.
We will allocate your initial Purchase Payment to the Separate Account within two Business Days after we receive the Purchase Payment in Good Order at the Prudential Retirement Service Center. If it is not received in Good Order, we may either return the Purchase Payment immediately, or retain it, generally for no more than two Business Days, but not to exceed five Business Days, while we try to reach you to obtain the necessary information. If we are unable to do so successfully, we will return the Purchase Payment to you within five Business Days. Once we obtain the required information, we will invest the Purchase Payment and issue the Contract within two Business Days. With respect to your initial Purchase Payment that is pending investment in the Separate Account, we may hold the amount temporarily in a suspense account, and may earn interest on such amount. You will not be credited with interest during that period.
An additional Purchase Payment will be priced as of the Business Day we receive the Purchase Payment in Good Order at the Prudential Retirement Service Center.
At our discretion, we may give initial Purchase Payments (as well as transfers) received in Good Order by certain broker-dealers prior to the close of a Business Day the same treatment as they would have received had they been received at the same time at the Prudential Retirement Service Center. Any such arrangements would be governed by the terms and conditions of a written agreement between us and the broker-dealer.
CALCULATING CONTRACT VALUE
The value of your Contract will go up or down depending on the investment performance of the Variable Investment Options. To determine the value of your Contract, we use a unit of measure called an Accumulation Unit. An Accumulation Unit works like a share of a mutual fund.
Every day we determine the value of an Accumulation Unit for the Variable Investment Options. We do this by:
1)Adding up the total amount of money allocated to a specific investment option;
2)Subtracting from that amount, insurance charges and any other applicable charges such as for taxes; and

3)Dividing this amount by the number of outstanding Accumulation Units.
When you make a Purchase Payment to a Variable Investment Option, we credit your Contract with Accumulation Units of the Sub-account for the investment options you choose. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment allocated to an investment option by the Accumulation Unit Value of the Accumulation Unit for that investment option. We calculate the Accumulation Unit Value for the investment option after the New York Stock Exchange closes each day and then credit your Contract.

When you make a withdrawal to a Variable Investment Option, we debit your Contract with Accumulation Units of the Sub-account for the investment options you choose. The number of Accumulation Units debited to your Contract is determined by dividing the amount of the withdrawal allocated to an investment option by the Accumulation Unit Value of the Accumulation Unit for that investment option. We calculate the Accumulation Unit Value for the investment option after the New York Stock Exchange closes each day and then debit your Contract. The value of the Accumulation Units can increase, decrease, or remain the same from day to day.
We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total Purchase Payments.

SECTION 5 : WHAT ARE THE EXPENSES ASSOCIATED WITH THE PRUDENTIAL RETIREMENT SECURITY ANNUITY III?
There are charges and other expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below.
CHARGES IN GENERAL
This section describes the types of charges you may pay while you own this Contract, including the current and maximum allowable charges under the Contract. The current charges may vary by plan, and can be changed. Although a particular current charge can increase or decrease, it can never exceed the maximum charge amount. Additionally, the Company is not prohibited from increasing a charge (up to the maximum charge), simply because a particular charge is currently set at zero.
The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract.
ADMINISTRATIVE EXPENS E
We have the right to deduct an administrative expense . Th is charge cover s our expenses for mortality and expense risk, administration, marketing and distribution. The mortality risk portion of the charge is for assuming the risk that the Annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of Annuity Payments. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the Contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the Contract. This includes preparing and issuing the Contract; establishing and maintaining Contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.
The current administrative expense equals, on an annual basis, the following percentages of the daily Contract Value:

	Current	Maximum
Administrative Expense	0.00%	1.75%
While we presently charge the percentage amount reflected in the “Current” column above, we have the right to increase this charge up to the percentage amount reflected in the “Maximum” column above, but we have no current intention to do so. We will give you written notice before increasing this charge.
BASE CONTRACT FEE - PRUDENTIAL INCOMEFLEX TARGET BENEFIT CHARGES
In addition to the current administrative expense , each day we make a deduction for the charges associated with the Prudential IncomeFlex Target Benefit.
The IncomeFlex Target Benefit charge equals, on an annual basis, the following percentages of the daily Contract Value:

	Current	Maximum
IncomeFlex Target Benefit (also referred to as the Base Contract Fee)	1.00%	1.50%
While we presently charge the percentage amount reflected in the “Current” column above, we have the right to increase this charge up to the percentage amount reflected in the “Maximum” column above, but we have no current intention to do so. We will give you written notice before increasing this charge.
Any increase in these IncomeFlex Target Benefit charges would apply only to Step-Up transactions after the effective date of the increase. Please see “Increase Of Income Base and Annual Guaranteed Withdrawal Amount – Step-Up” in Section  3 , “What Are The Benefit s Available Under The Contract ?”

If the charges under the Contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the Contract.
SURRENDER CHARGE
There are no surrender charges in this product.
TAXES ATTRIBUTABLE TO PREMIUM
There may be federal, state and local premium based taxes applicable to your Purchase Payment. We are responsible for the payment of these taxes and may make a deduction from the value of the Contract to pay some or all of these taxes. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the Contract Owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.
TRANSFER FEE
You can make up to 12 free transfers every Contract year. We measure a Contract year from the date we issue your Contract (Contract Date). If you make more than 12 transfers in a Contract year, we may deduct a transfer fee of up to a maximum of $30 per transfer. Currently, we waive this fee. If we begin to impose this fee, we will deduct the transfer fee pro-rata from the investment options from which the transfer is made. You should know that once you transfer money out of the PGIM Balanced Fund Sub-account you may not transfer it back to the Sub-account at a later date. The PGIM Balanced Fund Sub-account was closed to new investors and new contributions effective September 29, 2017.
COMPANY TAXES
We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may charge for these taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or general account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the Separate Account Annuity Contracts because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) as described above, we do not currently include company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.
UNDERLYING MUTUAL FUND FEES
When you allocate a Purchase Payment or a transfer to the Variable Investment Options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees and incur operating expenses that are in addition to the Contract-related fees described in this section. Without regard to expense caps, the total fees and operating expenses of the PGIM Balanced Fund is 0.85% annually. Without regard to expense caps, the total fees and operating expenses of the PGIM 60/40 Allocation Fund is 0 . 63 % annually. For additional information about fund fees, please consult the fund prospectus.

SECTION 6 : HOW CAN I ACCESS MY MONEY?
You can access your money by:
▪Making a withdrawal (either partial or complete); or
▪Choosing to receive Annuity Payments during the Annuity Phase (annuitization). Please see Section  8 , “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization) ”
WITHDRAWALS DURING THE ACCUMULATION PHASE
When you make a full withdrawal, you will receive the value of your Contract minus any applicable fees. We will calculate the value of your Contract and charges, if any, as of the date we receive your request in Good Order at the Prudential Retirement Service Center. All withdrawals, including ones made after you have Locked In your IncomeFlex Target Benefit reduce your Contract Value. For information on how withdrawals impact your IncomeFlex Target Benefit, please see Section 3, “What Are The Benefits Available Under The Contract?”
Participants may effect withdrawal requests through Prudential's website, www.prudential.com. In addition, Participants may make withdrawal requests toll-free at (877) 778-2100 during our normal business hours, 8:00 a.m. to 9:00 p.m. Eastern Time, Monday through Friday, excluding holidays and days on which the New York Stock Exchange or Prudential is closed for business (including emergency closings).
Participants may also complete a paper form to provide to Prudential when requesting a distribution or loan, should the plan allow. Participants can obtain the paper form by calling (877) 778-2100. Participants can then send the completed form to the following address, or fax it to (866) 439-8602: 30 Scranton Office Park, Scranton PA 18507. All requests will be processed on the Business Day they are received in Good Order.
Unless you specify otherwise, in writing, any partial withdrawal will be made proportionately from all of the Variable Investment Options you have selected. The minimum amount that may be withdrawn is $250 or, if less, the Contract Value. We currently waive this minimum. We may begin to impose this minimum at any time in the future. We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in Good Order.
Income taxes, tax penalties and certain restrictions also may apply to any withdrawal you make. For a more complete explanation, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”
AUTOMATED WITHDRAWALS
We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will price your withdrawals received in Good Order at the end of the Business Day at the intervals you specify. We will continue at these intervals until you tell us otherwise. The minimum automated withdrawal amount you can make generally is $250. We currently waive this minimum. We may begin to impose this minimum at any time in the future.
Income taxes, tax penalties and certain restrictions may apply to automated withdrawals. For a more complete explanation, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity III?”
SUSPENSION OF PAYMENTS OR TRANSFERS
The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
▪The New York Stock Exchange is closed (other than customary weekend and holiday closings);
▪Trading on the New York Stock Exchange is restricted;
▪An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the Accumulation Units; or
▪The SEC, by order, permits suspension or postponement of payments for the protection of Owners.

SECTION 7 : WHAT INVESTMENT OPTIONS CAN I CHOOSE?
The Variable Investment Options invest in the PGIM Balanced Fund of the Prudential Investment Portfolios, Inc. and in the PGIM 60/40 Allocation Fund of the Prudential Investment Portfolios 5. Effective September 29, 2017, the PGIM Balanced Fund was closed to new investors and new contributions. The current prospectuses for the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund contain important information about the underlying mutual funds in which your Variable Investment Options invest. There are deductions from and expenses paid out of the assets of the funds that are described in the current prospectuses for the funds. When you invest in a Variable Investment Option funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. For additional copies of the current underlying fund prospectuses please call (877) 778-2100 or write us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507.
The Variable Investment Option that you select is your choice. We do not provide investment advice, nor do we recommend any particular Variable Investment Option. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Variable Investment Option.
VARIABLE INVESTMENT OPTIONS
Each Variable Investment Option is a Sub-account that invests exclusively in a single portfolio. Please refer to Appendix A: “Portfolios Available Under The Contract” later in this prospectus for certain information regarding each portfolio, including (i) its name, (ii) its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-adviser, (iv) current expenses and (v) performance. There is no guarantee that any portfolio will meet its investment objective. Each portfolio has issued a prospectus that contains more detailed information about the portfolio. The prospectuses for the portfolios can be requested by writing us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.
This Contract offers portfolios managed by PGIM Investments LLC, QMA LLC, PGIM Quantitative Solutions LLC, PGIM Fixed Income, and/or PGIM Limited, all of which are affiliated companies of PRIAC (“Affiliated Portfolios”). PRIAC and its affiliates (“Prudential Companies”) receive fees and payments from the Affiliated Portfolios, which could be greater than the fees and payments Prudential Companies would receive if we offered unaffiliated portfolios. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over other portfolios sponsored and advised by companies not affiliated with PRIAC. In general, we also have an incentive to offer portfolios managed by certain sub-advisers, either because the sub-adviser is a Prudential Company or because the sub-adviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those sub-adviser financial incentive factors in determining which portfolios to offer under the Contract. Allocations made to all Affiliated Portfolios benefit us financially. PRIAC has selected the portfolios for inclusion as investment options under this Contract in PRIAC’s role as the issuer of this Contract, and PRIAC does not provide investment advice or recommend any particular portfolio.
One of the funds underlying the Variable Investment Options under this Contract, the PGIM Balanced Fund, is available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of the PGIM Balanced Fund directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also will not have annuity options or insurance features available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the fund available through PRIAC or your plan, rather than to information that may be available through alternate sources.
PAYMENTS MADE TO PRIAC
Respecting this Contract, PRIAC has entered into an agreement with the underlying portfolios and/or the investment adviser to the underlying portfolios, to provide administrative and support services to the portfolios. Pursuant to the terms of this agreement, PRIAC receives a total fee of approximately 0.25% for the PGIM Balanced Fund annually of the average assets allocated to the portfolios under the Contract, as compensation for providing those services. PRIAC does not receive service fees for the PGIM 60/40 Allocation Fund. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as Sub-accounts. We and our affiliates may profit from these payments. The funds for these payments come from, in whole or in part, the assets of the portfolio itself and/or the assets of the portfolio’s investment adviser. The existence of these payments tends to increase the overall cost of investing in the underlying portfolios. Through your indirect investment in the underlying portfolios, you indirectly bear the costs of these fees (see underlying funds' prospectuses for more information). Furthermore, there is additional compensation on assets invested in Prudential’s proprietary underlying funds because our affiliates receive certain fees from the funds. Therefore, there may be more revenue with respect to proprietary funds than nonproprietary funds and allocations you make to the affiliated portfolios benefit us financially.

In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with variable annuity contracts. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker-dealer firms’ registered representatives, plan sponsors and participants, and creating marketing material discussing variable annuity contracts and the available options. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, sub-adviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation.

In addition to the payments that we receive from underlying funds and/or their affiliates, those same funds and/or their affiliates may make payments to other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.

TRANSFERS AMONG OPTIONS
Subject to availability and certain restrictions, you can transfer money out of the PGIM Balanced Fund Sub-account into the PGIM 60/40 Allocation Fund. All transfers are subject to the terms and conditions set forth in this prospectus and the prospectus for each underlying portfolio . A transfer of this nature is not considered an additional Purchase Payment. The minimum transfer amount is the lesser of $250 or the total amount in the investment option from which the transfer is to be made. Currently, we waive this minimum transfer amount. We have the right to begin imposing this minimum transfer amount for any future transfers. You should know that once you transfer money out of the PGIM Balanced Fund Sub-account you may not transfer it back to the Sub-account at a later date. The PGIM Balanced Fund Sub-account was closed to new investors and new contributions effective September 29, 2017.
In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Retirement Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the Business Day on which it was received in Good Order by us, or by certain entities that we have specifically designated. Good Order includes receipt of all necessary information to ensure the transfer is permitted under and in compliance with the applicable retirement arrangement. Transfer requests that are not in Good Order will be valued on the Business Day that Good Order is determined. Transfer requests received after the close of the Business Day will take effect at the end of the next Business Day.
During the Contract Accumulation Phase, you can make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer. For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same Business Day as a single transfer. Currently, we waive this transfer charge. We have the right to begin imposing this charge for any future transfers.
REDEMPTION FEES AND ABUSIVE TRADING PRACTICES
The practice of making frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing” or “excessive trading,” can make it very difficult for a portfolio manager to manage an underlying mutual fund’s investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs or affect performance. For these reasons, the Contract was not designed for persons who make programmed, large or frequent transfers.
We consider “market timing” or “excessive trading” to be one or more trades into and out of (or out of and into) the same Variable Investment Option within a rolling 30 day period when each exceeds a certain dollar threshold. Automatic or system-driven transactions, such as contributions or loan repayments by payroll deduction, regularly scheduled or periodic distributions, or periodic rebalancing through an automatic rebalancing program do not constitute prohibited excessive trading and will not be subject to these criteria. In addition, certain investments are not subject to the policy, such as stable value funds, money market funds and funds with fixed unit values.
In light of the risks posed by “market timing” or “excessive trading,” we monitor transactions in an effort to identify such trading practices. We reserve the right to limit the number of your transfers in any year, and to take the other actions discussed below. We also reserve the right to refuse any transfer request if: (a) we believe that market timing (as we define it) has occurred; or (b) we are informed by an underlying fund that transfers in its shares must be restricted under its policies and procedures concerning excessive trading.

In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific procedures:
▪Warning. Upon identification of activity that meets the market-timing criteria, a warning letter will be sent to you.
▪Restriction. A second incidence of activity meeting the market timing criteria within a six month period will trigger a trade restriction. If permitted by the Contract and otherwise allowed by law, PRIAC will restrict you from trading through the internet, phone or facsimile for all investment options available. In such case, you will be required to provide written direction via standard (non-overnight) U.S. mail delivery for trades. The duration of a trade restriction is three months, and may be extended incrementally (three months) if the behavior recurs during the six month period immediately following the initial restriction.
▪Action by an Underlying Fund. A portfolio may have adopted its own policies and procedures with respect to excessive trading, and we reserve the right to enforce these policies and procedures. The prospectus for the portfolio describes any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under federal securities regulations, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the portfolio. We reserve the right to impose any such restriction at the fund level, and all Participants under a particular Contract would be impacted. In addition, you should be aware that some portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.
A portfolio also may assess a short term trading fee in connection with a transfer out of the Variable Investment Option investing in that portfolio that occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Contract Value.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
SCHEDULED TRANSACTIONS
Scheduled transactions include systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code and Annuity Payments. Generally, scheduled transactions in Good Order are valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be valued on the next Business Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and Annuity Payments only), the next Business Day falls in the subsequent calendar year, in which case the transaction will be valued on the prior Business Day.
VOTING RIGHTS
As stated above, all of the assets held in the Sub-accounts of the Separate Account are invested in shares of the corresponding funds. PRIAC is the legal owner of those shares. As such, PRIAC has the right to vote on any matter voted on at any shareholders meetings of the funds. However, as required by law, PRIAC votes the shares of the funds at any regular and special shareholders meetings the funds are required to hold in accordance with voting instructions received from investors. For purposes of voting rights, the investor is the person for whom the IRA was established.
The funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from investors are received, and any shares owned directly or indirectly by PRIAC, are voted in the same proportion as shares in the respective portfolio for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within the Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting,” it is possible that the votes of a small percentage of investors who actually vote will determine the ultimate outcome. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit PRIAC to vote shares of the funds in its own right, it may elect to do so.
Generally, investors may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the funds. With respect to approval of the investment advisory agreement or any change in a portfolio’s fundamental investment policy, investors participating in such portfolios will vote separately on the matter, as required by applicable securities laws.
The number of fund shares for which an investor may give instructions is determined by dividing the portion of the value of the Separate Account derived from participation in a Sub-account, by the value of one share in the corresponding portfolio of the applicable fund. The number of votes for which the investor may give us instructions is determined as of the record date chosen by the Board of the applicable fund. We furnish the investor with proper forms and proxies to enable the investor to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.
PRIAC may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the funds' portfolios, or to approve or disapprove an investment advisory contract for a fund. If we do disregard voting instructions, we will advise of that action and our reasons for such action in the next annual or semi-annual report.
SUBSTITUTION
We may substitute the underlying mutual funds used by the Variable Investment Options. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. Moreover, any such substituted fund will have substantially similar investment objectives to those of either the PGIM Balanced Fund or the PGIM 60/40 Allocation Fund. You will be given specific notice in advance of any substitution we intend to make. We may also add additional Variable Investment Options, and cease to allow new investments in the fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract.
REPORTS TO YOU
We will send you, at least annually, reports showing as of a specified date the amounts credited to you in the Sub-accounts of the PRIAC Variable Contract Account A. We will also send annual and semi-annual reports for the applicable underlying funds.

SECTION 8 : WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE ANNUITY PHASE? (ANNUITIZATION)
PAYMENT PROVISIONS
If you so choose, you may annuitize some or all of your Adjusted Contract Value and can begin taking Annuity Payments, any time after the first Contract anniversary. We make the income plans described below available at any time before the Annuity Date. Annuity Options under the Contract define the frequency and duration of Annuity Payments. During the Annuity Phase, all of the Annuity Options under this Contract are fixed Annuity Options. This means that your participation in the Variable Investment Options ends on the Annuity Date. Generally, once the Annuity Payments begin, the Annuity Option cannot be changed and you cannot make withdrawals or surrender the Contract. We reserve the right to change the following annuity options in the future.
IN ADDITION TO THE ANNUITY OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT OFFERS GUARANTEED INCOME IN THE FORM OF GUARANTEED WITHDRAWALS. THIS SECTION DOES NOT DESCRIBE THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT, WHICH IS NOT AN ANNUITY OPTION. PLEASE SEE SECTION  3 , “WHAT ARE THE BENEFIT S AVAILABLE UNDER THE CONTRACT ?”
Option 1: Annuity Payments For A Period Certain
Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The Annuity Payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the period certain. If the Annuitant dies during the Annuity Phase, payments will continue to the Beneficiary for the remainder of the period certain.
Option 2: Life Annuity With 10 Years Period Certain
Under this option, we will make Annuity Payments monthly, quarterly, semiannually, or annually as long as the Annuitant is alive. If the Annuitant dies before we have made 10 years’ worth of payments, we will continue to pay the Beneficiary the remaining payments of the 10 year period.
Other Annuity Options
We currently offer a variety of other Annuity Options not described above. At the time Annuity Payments are chosen, we may make available to you any of the fixed Annuity Options that are offered at your Annuity Date.
TAX CONSIDERATIONS
Your Contract will be held in a custodial account established as an IRA or Roth IRA. You should consider the required minimum distribution provisions of the Code when selecting your Annuity Option. Roth IRAs are not subject to the required minimum distributions of the Code during the owner’s lifetime.
HOW WE DETERMINE ANNUITY PAYMENTS
Generally speaking, the Annuity Phase of the Contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (period certain annuities) or for the duration of the life of the Annuitant (and possibly co-annuitant) (life annuities). Certain assumptions are common to both period certain and life annuities. In each type, we assume that the value you apply at the outset toward your Annuity Payments earns interest throughout the payout period. If our current annuity purchase rates on the Annuity Date are more favorable to you than the guaranteed rates stated below, we will make payments based on those more favorable rates.
Assumptions that we use for period certain and life annuities differ, as detailed in the following overview:
Period Certain Annuities
Generally speaking, in determining the amount of each Annuity Payment under a period certain annuity, we start with the Adjusted Contract Value and add interest assumed to be earned over the period certain. Using the interest in effect, we determine the benefit that can be supported during the guaranteed period such that the present value of the benefit payments equals the accumulated account balance. The life expectancy of the Annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a period certain that exceeds life expectancy.

Life Annuities
More variables affect our calculation of life Annuity Payments. Most importantly, we make several assumptions about the Annuitant’s or co-annuitant’s life expectancy. As stated above, we will pay you the more favorable benefit between that determined by applying current assumptions and that determined by applying minimum guarantee assumptions, which is referred to as the guaranteed annuity benefit.
Below are the minimum guarantee assumptions, subject to the requirements of state insurance law, that we use to determine the guaranteed annuity benefit:
▪2% Interest
▪8.25% Factor (A percentage if applied to the annuitized account balance would reflect an amount that may cover the expected cost to the Company for administering the payments.)
▪1950 Male Group Annuity Valuation Table, with age setback of 4.8 years plus one-fifth of the number of years from 1895 to the Annuitant’s year of birth
In addition, certain states may require the use of assumptions that produce a more favorable benefit. When these requirements apply, the more favorable benefit will be paid.

SECTION 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE PRUDENTIAL RETIREMENT SECURITY ANNUITY III?
The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. You should consult a qualified tax advis e r for complete information and advice. The discussion includes a description of certain spousal rights under the Contract and under tax qualified plans.
This Contract may be purchased by custodial IRAs and Roth IRAs, which can hold other permissible assets other than the Contract . The terms and administration of the trust or custodial account in accordance with the laws and regulations are the responsibility of the applicable trustee or custodian.
The tax advantages available with this Contract may exist solely from its purchase through retirement accounts or accounts qualifying for federal tax benefits under section 408(a) and 408A of the Code. In contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contracts are not issued or purchased through one of these types of retirement accounts, the taxes on gains may not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax qualified plan, as well as the costs and benefits of the Contract (including annuity income), before you purchase the Contract in a tax qualified account.
CONTRACTS HELD BY TAX FAVORED PLANS
The following discussion covers annuity contracts held under tax favored Retirement Plans.
Currently, the Contract may be purchased for use in connection with IRAs, which are subject to Section 408(a) and 408A of the Code. This Contract is issued as a nonqualified annuity. In order for it to be used for an IRA or Roth IRA, the Contract must be issued to a custodial account established as an IRA or Roth IRA. This description assumes that you have satisfied the requirements for eligibility for these accounts.
You should be aware that tax favored plans such as IRAs generally provide Tax Deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional Tax Deferral benefits.
IRAs. When you purchase this Contract for use in an IRA, we will provide you with a copy of the prospectus and Contract. If the IRA is being established at the same time you purchase the Contract, an “IRA Disclosure Statement,” containing information about eligibility, contribution limits, tax particulars, and other IRA information will be delivered to you separately. In addition to this information (some of which is summarized below), the Code requires that you have a “revocation period” of seven days following receipt of the IRA Disclosure Statement to cancel the IRA funded by the Contract and receive a refund equal to the amount of your Purchase Payments. The revocation period runs concurrent with any free look period required by State law. During this “revocation period,” you can cancel the Contract by notifying us in writing, and you will receive a refund equal to the greater of your Purchase Payments or the Contract Value (as of the date you surrendered your Contract), less any applicable federal and state income tax withholding. After the revocation period ends, you may still cancel the Contract during the remaining free look period. See “Short Term Cancellation Right or ‘Free Look’” in Section 1, “What Is The Prudential Retirement Security Annuity III?” Please note this does not apply if you are not establishing an IRA at the same time you purchase the Contract.
Roth IRAs. When you purchase this Contract for use with a Roth IRA, we will provide you with a copy of the prospectus and Contract. If the Roth IRA is being established at the same time you purchase this Contract, a “Roth IRA Disclosure Statement,” containing information about eligibility, contribution limits, tax particulars, and other Roth IRA information will be delivered to you separately. In addition to this information (some of which is summarized below), the Code requires that you have a “revocation period” of seven days following receipt of the Roth IRA Disclosure Statement to cancel the Roth IRA funded by the Contract and receive a refund equal to the amount of your Purchase Payments. The revocation period runs concurrent with any free look period required by State law. During this “revocation period” you can cancel the Contract by notifying us in writing, and you will receive a refund equal to the greater of your Purchase Payments or the Contract Value (as of the date you surrendered your Contract), less any applicable federal and state income tax withholding. After the revocation period ends, you may still cancel the Contract during the remaining free look period. See “Short Term Cancellation Right or “Free Look” in Section 1, “What Is The Prudential Retirement Security Annuity III?” Please note this does not apply if you are not establishing a Roth IRA at the same time you purchase the Contract.
Contribution Limits/Rollovers. Because of the way the Contract is designed, you may only purchase a Contract for an IRA and/or Roth IRA in connection with a “rollover” of amounts from a qualified Retirement Plan (see cover page of prospectus). You must make a minimum initial payment of $30,000 to purchase a Contract in connection with an IRA or Roth IRA. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA or Roth IRA. For 2021 the limit for an IRA is

$6,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. Contribution limits for a Roth IRA are established as the same annual contribution limits reduced by any amounts you have contributed to an IRA for the contribution year. While contributions to an IRA may be deductible, subject to income limits, contributions to a Roth IRA cannot be deducted from your gross income.
The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored Retirement Plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. If you terminated employment and had an outstanding loan from your employer plan, any outstanding loan balance not paid back under plan rules after termination of employment becomes taxable in the year of default.  Under the Tax Cuts and Jobs Act, for defaults related to termination of employment after 2017, an individual has until the due date of that year’s return (including extensions) to roll over the outstanding loan amount to an IRA or qualified employer plan. Once you buy the Contract, you can make regular IRA contributions (or Roth IRA contributions for a custodial Roth IRA) under the Contract (to the extent permitted by law and the Contract). An individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a), 403(b) or 457 (governmental) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% additional tax for early distribution). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA.
Non-spouse beneficiaries can also roll over distributions from a tax favored Retirement Plan into an inherited IRA. Currently this Contract is not available to fund inherited IRAs or Roth IRAs. Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot “roll over” benefits from a traditional IRA to a Roth IRA. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60 day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60 day deadline.
Distributions. Usually, the full amount of any distribution from an IRA (including a distribution from this Contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general income tax withholding rules described below. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
▪A 10% early withdrawal additional tax;
▪Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or
▪Failure to take a minimum distribution.
Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for IRAs and Roth IRAs, which is the responsibility of the Owner.
For Roth IRAs, only the earnings portion of distributions that are not qualified distributions are subject to income tax and the 10% early withdrawal additional tax. Distributions of amounts converted to a Roth IRA within 5 years of the conversion are also subject to the 10% additional tax, even though income tax is not due at the time of the distribution. The other penalties apply to the entire Roth account. “Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the Roth IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA.
REQUIRED MINIMUM DISTRIBUTION PROVISIONS AND PAYMENT OPTION
When you hold the Contract under an IRA (or other tax favored plan), IRS required minimum distribution provisions must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70 1/2 after such date) and must be made for each year thereafter. Roth IRAs are not subject to these required minimum distribution rules during the Owner’s lifetime.

The amount of the payment from the IRA must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us within a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.
To determine the amount of any required minimum distributions the value of the Contract will be calculated based on the sum of the Contract Value and the net actuarial present value of any additional Death Benefits and benefits under the Contract. As a result, if amounts are distributed from the Contract to satisfy the required minimum distribution rules, the amount distributed may be larger than if the calculation were based on the Contract Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Contract and an increased amount of taxable income distributed to the Contract Owner, and a reduction of Death Benefits and the benefits of the Prudential IncomeFlex Target Benefit.
You can use the minimum distribution option to satisfy the IRS required minimum distribution rules for this Contract without either beginning Annuity Payments or surrendering the Contract. We will distribute to you this required minimum distribution amount, less any other partial withdrawals that you made during the year. Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similarly, if the IRA that includes the Contract has other investments, you can choose to satisfy your minimum distribution requirement from those investments.
CHARITABLE IRA DISTRIBUTIONS
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70 1/2; over (2) the total amount of reductions for all tax years preceding the current tax year.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR QUALIFIED ANNUITY CONTRACTS
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. This information provided below applies to an employee or IRA owner who died after January 1, 2020. For an employee or IRA owner who died prior to January 1, 2020, please consult your tax advis e r regarding the applicable post-death distribution requirements.
•If you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death (i.e., a new 10-year distribution period begins).

Instead of taking distributions under the 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence by December 31 of the year after your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of 18, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distributing period under the stretch rule was more or less than 10 years).

If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by PRIAC) in order to comply with the post-death distribution requirements.

The post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the above requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries. You may wish to consult a professional tax advis e r about the federal income tax consequences of your beneficiary designations.

In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse's death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
Until withdrawn, amounts in a qualified annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advis e r for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
ADDITIONAL TAX FOR EARLY DISTRIBUTIONS
You may owe a 10% additional tax on the taxable part of distributions received from an IRA or Roth IRA, before you attain age 59 1/2. Amounts are not subject to this additional tax if:
▪the amount is paid on or after you reach age 59 1/2 or die;
▪generally the amount received is attributable to your becoming disabled; or
▪the amount paid or received is in the form of substantially equal payments not less frequently than annually (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or five (5) years. Modification of payments or additional contributions to the Annuity during that time period will generally result in retroactive application of the 10% additional tax).
Other exceptions to this tax may apply. You should consult your tax adviser for further details.

WITHHOLDING
Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on Annuity Payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
▪For any Annuity Payments not subject to mandatory withholding, you will have taxes withheld under the applicable default withholding rules.
▪For all other distributions, we will withhold at a 10% rate.
We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advis e r to find out more information on your potential liability if you fail to pay such taxes.
If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien) and you request a payment be delivered outside the U.S., we are required to withhold income tax. There may be additional state income tax withholding requirements.
CARES ACT IMPACTS
In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans. While most provisions applied only to 2020, certain items impact future years as well.
Waiver of Required Minimum Distributions (RMDs) for 2020. The requirement to take minimum distributions from defined contribution plans and IRAs was waived for 2020. For deaths occurring before 2020, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5-year rule is extended by one year. The 1-year election rule for life expectancy payments by an eligible beneficiary is also extended by 1 year so that for a 2019 death, the election for a lifetime payout can be made by December 21, 2021.
Withdrawals from Employer Plans and IRAs, including Roth IRAs. Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs. The relief applies to such distributions made at any time on or after January 1, 2020 and before December 31, 2020 and permits recontribution of such distribution to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution. Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions.
The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan. The relief was limited to aggregate distributions of $100,000.
Plan Loans. Relief is provided with respect to plan loans taken by any “qualified individual” (as defined by federal tax law) who is affected by the coronavirus in that the due date for any repayment on a loan that otherwise is due between March 27, 2020 (the date of enactment) and December 31, 2020, would be delayed for one year. This also would extend the maximum loan period (normally five years).
ERISA DISCLOSURE/REQUIREMENTS
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for purposes of the Code, an IRA and Roth IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Contract. This information has to do primarily with the fees, charges, discounts and other costs related to the Contract, as well as any commissions paid to any agent selling the Contract.
Information about any applicable fees, charges, discounts, penalties or adjustments may be found in Section  5 , “What Are The Expenses Associated With The Prudential Retirement Security Annuity III?”

Information about sales of the Contract may be found in Section 10, “Other Information.” In addition, other relevant information required by the exemptions is contained in the Contract and accompanying documentation. Please consult your tax advis e r if you have any additional questions.
ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts
Internal Revenue Service Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.

Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

Please consult with your tax or legal adviser before electing the Spousal Benefit for a domestic partner or civil union partner.

SECTION 10: OTHER INFORMATION
SALE AND DISTRIBUTION OF THE CONTRACT
Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of variable annuity contracts and variable life insurance products we and our affiliates offer.
PIMS’s principal business address is 655 Broad Street, 19th Floor, Newark, New Jersey 07102. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the Financial Industry Regulatory Authority (FINRA).
The Contract is offered on a continuous basis. PIMS may enter into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Contract but are exempt from registration (firms). Applications for the Contract may be solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the Contract directly to potential purchasers.
Commissions may be paid to firms on sales of the Contract according to one or more schedules. The individual representative would receive a portion of the compensation, depending on the practice of his or her firm. Any commission would be generally based on a percentage of Purchase Payments, up to a maximum of 8%.
We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Contract. Commissions and other compensation paid in relation to the Contract do not result in any additional charge to you or to the Separate Account not described in this prospectus.
In addition, in an effort to promote the sale of our products (which may include the placement of PRIAC and/or the Contract on a preferred or recommended company or product list and/or access to the firm’s registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the Contract’s features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements, if any, is provided in the Statement of Additional Information which is available upon request.
To the extent permitted by FINRA rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you not described in this prospectus. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
In addition, we or our affiliates may provide such compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or variable life insurance offered by different Prudential business units.
FINANCIAL STATEMENTS
The financial statements of PRIAC and the Separate Account are included in the Statement of Additional Information (SAI). For a free copy of the SAI, contact the Prudential Retirement Service Center by calling (877) 778-2100, or writing to Prudential Retirement, 30 Scranton Office Park, Scranton PA 18507.
LEGAL PROCEEDINGS
PRIAC is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to PRIAC and proceedings generally applicable to business practices in the industry in which we operate. PRIAC is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. PRIAC is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, PRIAC, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of PRIAC’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
PRIAC establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. As of December 31, 2020, the aggregate range of reasonably possible losses in excess of accruals established is not material. PRIAC reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
PRIAC’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that PRIAC’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of PRIAC’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on PRIAC’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PIMS to perform its contract with the Separate Account; or PRIAC’s ability to meet its obligations under the Contract.
ASSIGNMENT
This Contract must be used to fund an IRA, and therefore you generally may not assign the Contract during your lifetime. In all cases, the Contracts cannot be assigned without our written consent.
ADDITIONAL INFORMATION
PRIAC has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC’s principal office in Washington, D.C., upon payment of a prescribed fee.
The Statement of Additional Information is available from PRIAC without charge. The addresses and telephone numbers are set forth on the cover page of this prospectus.
HOW TO CONTACT US
You can contact the Prudential Retirement Service Center by:
▪calling (877) 778-2100 during our normal business hours, 8:00 a.m. to 9:00 p.m. Eastern Time, Monday through Friday, to speak with a customer service representative, or 24 hours per day to access our telephone automated response system.
▪writing to us via regular or express mail at 30 Scranton Office Park, Scranton, PA 18507. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
▪accessing information via our internet website at www.prudential.com.
You can obtain account information by calling our automated response system and at www.prudential.com. Our customer service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our internet website or through a customer service representative. You can authorize a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account, after the necessary legal documentation has been provided. We require that you or your representative provide proper identification before performing transactions over the telephone or through our internet website. This may include a Personal Identification Number (PIN). You may establish or change your PIN by calling our automated response system.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claim, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures. PRIAC does not guarantee access to telephonic, facsimile, internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, internet or any other electronic means are unavailable or delayed. PRIAC reserves the right to limit, restrict or terminate telephonic, facsimile, internet or any other electronic transaction privileges at any time.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT

The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.

The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

Portfolio Type/Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1-year	5-year	10-year
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.	PGIM Balanced Fund (Class Z) [1] (Closed to new investors and transfers) Adviser: PGIM Investments LLC Sub-Advisers: QMA LLC (Asset Allocation and Equity Subadviser) PGIM Fixed Income PGIM Limited (Fixed Income Subadvisers)	0.85%	9.11%	8.88%	8.91%
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.	PGIM 60/40 Allocation Fund (Class R6) [2] Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	0.63%	10.69%	10.13%	10.13%
1 Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made, pursuant to the terms detailed in the underlying fund's prospectus.

2 The manager has contractually agreed, through November 30, 2022, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived an/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2022 without the prior approval of the fund's Board of Trustees.
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Prudential Retirement
30 Scranton Office Park
Scranton, PA 18507

This prospectus describes the important features of the Contract and provides information about Prudential Retirement Insurance and Annuity Company (“PRIAC,” the “Company,” “we,” “our,” or “us”) and the PRIAC Variable Contract Account A (the “Separate Account”). We have filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information (“SAI”) that includes additional information about the Contract, PRIAC and the Separate Account. The SAI is incorporated by reference into this prospectus. The SAI is available from us, without charge, upon request. To request a copy of the SAI, to ask about your Contract, or to make other investor inquiries, please call (877) 778-2100. We file periodic reports and other information about the Contract and the Separate Account as required under the federal securities laws. Those reports and other information about us are available on the SEC's website at http://www.sec.gov, and copies of reports and other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov

© 202 2 Prudential Financial, Inc. and its related entities. Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

Ed. 05-2022	EDGAR CONTRACT IDENTIFIER: C000096294
SS-IFX-III-PROSP	NOT01MP257

PRUDENTIAL RETIREMENT SECURITY ANNUITY VII
PROSPECTUS: MAY 1, 202 2
This prospectus describes the Prudential Retirement Security Annuity VII, a flexible premium deferred annuity (the “Annuity” or “Contract”) offered by Prudential Retirement Insurance and Annuity Company (“PRIAC,” the “Company,” “we,” “our,” or “us”) and the PRIAC Variable Contract Account A. Depending on the state you live in, the Contract may be offered as an individual annuity contract or as an interest in a group annuity. When offered as an interest in a group annuity, “Contract” or “Annuity” also means any certificate providing rights and benefits to a person to whom the certificate is issued. Your rights and benefits do not vary based on the form of the Contract; in other words, your rights do not vary whether you have an individual annuity contract or a certificate under a group annuity. The Contract or certain of its investment options or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and regulations.
The Contract is sold by PRIAC exclusively to fund Individual Retirement Accounts within the meaning of Section 408(a) (“IRA”) and Section 408A (“Roth IRA”) of the Internal Revenue Code of 1986, as amended (the “Code”), that are for the benefit of individuals electing a direct rollover from Retirement Plans funded with a PRIAC group annuity that provides for the transfer to this Contract of the Prudential IncomeFlex Target® guaranteed minimum withdrawal benefit the Participant has under the Retirement Plan. We may require the custodian of the IRA(s) be our designated affiliate. If you transfer assets to both an IRA and Roth IRA under this Contract , your Retirement Plan guaranteed values will be divided and proportionally reduced among the IRA and Roth IRA. You will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately.
If you are a new investor in the Contract, you may cancel your Contract within 10 days (or longer in some states) of receiving it without paying fees or penalties. Upon cancellation, you will receive either a full refund of your Purchase Payments or your total Contract Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
PLEASE READ THIS PROSPECTUS
This prospectus describes important features of the Contract and what you should consider before purchasing it. Please read this prospectus before purchasing the Contract and keep it for future reference. The current prospectus for the underlying mutual fund portfolio contains important information about the mutual fund. When you invest in a Variable Investment Option, you should read the underlying mutual fund prospectus and keep it for future reference.
In compliance with United States law, PRIAC will deliver this prospectus to Contract Owners that currently reside outside the United States.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

FOR FURTHER INFORMATION CALL 1-877-778-2100 OR VISIT: WWW.PRUDENTIAL.COM
Prospectus Dated: MAY 1, 2022	Statement of Additional Information Dated: MAY 1, 2022

(i)

(ii)

GLOSSARY
We have tried to make this prospectus as easy to read and understand as possible. By the nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. Certain terms within this prospectus are described within the text where they appear. Not all of the descriptions of those terms are repeated in this Glossary of terms. The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information.
Accumulation Phase: The period that begins with the Contract Date and ends on your Annuity Date, or earlier, if the Contract is terminated through a full withdrawal or payment of a Death Benefit.
Accumulation Unit and Accumulation Unit Value: We credit you with Accumulation Units for each Sub-account in which you invest. The value of these Accumulation Units (the “Accumulation Unit Value”) may change each Business Day to reflect the investment results of the Sub-accounts, as well as all administrative expenses. The number of Accumulation Units credited to you in any Sub-account is determined by dividing the amount of each Purchase Payment made by you to that Sub-account by the applicable Accumulation Unit Value for the Business Day on which the Purchase Payment is credited. We will reduce the number of Accumulation Units credited to you under any Sub-account by the number of Accumulation Units canceled as a result of any transfer or withdrawal by you from that Sub-account.
Adjusted Contract Value: When you begin receiving Annuity Payments, the value of your Contract minus any charge we impose for premium taxes.
Annual Guaranteed Withdrawal Amount: Under the terms of the Prudential IncomeFlex Target Benefit, an amount that you may withdraw each Withdrawal Period as long as you live (if the optional Spousal Benefit is elected, then until the last to die of the Participant and your spouse). The Annual Guaranteed Withdrawal Amount is set initially as a percentage of the Income Base, but will be adjusted to reflect subsequent Purchase Payments, Excess Withdrawals and any Step-Up. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan, the initial Annual Guaranteed Withdrawal Amount for this Annuity will be the Retirement Plan Annual Guaranteed Withdrawal Amount. We may refer to this amount as the “Lifetime Annual Withdrawal Amount” in materials other than this prospectus.
Annuitant: The person whose life determines the amount of Annuity Payments that will be paid.
Annuity Date: The date you elect to begin Annuity Payments (annuitization).
Annuity Option: An option under the Contract that defines the frequency and duration of Annuity Payments. See Section  8 , “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization) ”
Annuity Payment: Each payment made on or after your Annuity Date in accordance with the Annuity Option you select. Annuity Payments are not considered to be withdrawals for any purposes, including withdrawals under the Prudential IncomeFlex Target Benefit. For more information about guaranteed withdrawals, see “Withdrawals Under The Prudential IncomeFlex Target Benefit” in Section  3 , “What Are The Benefit s Available Under The Contract ?”
Annuity Phase: The period that begins with the Annuity Date and ends when there are no further Annuity Payments due under the Annuity Option you select.
Beneficiary: The person(s) or entity you have chosen to receive the Death Benefit.
Birthday: Each anniversary of the Participant’s date of birth. If this date is not a Business Day, then the Birthday will be the last Business Day immediately preceding the anniversary of the Participant’s date of birth.
Business Day: A day on which the New York Stock Exchange is open for business. A Business Day ends as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). Our Business Day may close earlier than 4:00 p.m. Eastern Time if regular trading on the New York Stock Exchange closes early.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Contract Date: The date we accept your initial Purchase Payment and all necessary paperwork in Good Order at the Prudential Retirement Service Center. Contract anniversaries are measured from the Contract Date. A Contract year starts on the Contract Date or on a Contract anniversary.
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Contract Owner, Owner or You: The person entitled to the ownership rights under the Contract. Most persons participate in a group annuity contract and are issued a certificate under a group annuity contract evidencing his or her rights and benefits. However, some states may require us to issue you an individual annuity policy.
Contract Value: The total value of your Contract, equal to the sum of the value of your investment in the investment option. Your Contract Value will go up or down based on the performance of the investment option.
Contribution Source: Refers to whether assets are Roth or Non-Roth Contributions.
Conversion: The transfer of funds between an IRA and Roth IRA under this Annuity. Conversions are allowed under this Annuity as permitted by the Code.
Death Benefit: If a Death Benefit is payable, the Beneficiary you designate will receive the Contract Value. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Excess Withdrawal: Any withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount. Each Excess Withdrawal reduces your Income Base and thus your Annual Guaranteed Withdrawal Amount in the same proportion as the Contract Value was reduced by the Excess Withdrawal. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Good Order: Sufficiently clear instruction received by the Prudential Retirement Service Center on a Business Day before the close of business which utilizes the applicable forms, and reflects the necessary signatures and dates required to ensure there is no need to exercise any discretion to follow such instruction. Good Order requires receipt of confirmation and all necessary information to ensure the instruction is permitted under and in compliance with the applicable retirement arrangement. Instructions that are not in Good Order will be effective on the Business Day that Good Order is determined. Instructions received on a day that is not a Business Day or after the close of a Business Day will be deemed to have been received on the next Business Day.
Guaranteed Withdrawal Percentage: The percentage of the Income Base used to determine the Annual Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Percentage applied at the Lock-In Date is used for purposes of determining your Status when transferring funds among the IRA and Roth IRA. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Highest Birthday Value: For purposes of determining the Income Base, the initial Highest Birthday Value is the adjusted Retirement Plan Highest Birthday Value on the Contract Date, and thereafter the greater of (a) the initial Highest Birthday Value, and (b) the highest Contract Value attained on each Birthday, until the Lock-In Date. This value is adjusted for withdrawals and subsequent Purchase Payments. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Income Base: The Income Base is used to determine the Annual Guaranteed Withdrawal Amount. Your Income Base is equal to the greater of: (a) the Highest Birthday Value or (b) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). Thereafter, the Income Base may increase or decrease, resulting from additional Purchase Payments, Excess Withdrawals and/or Step-Up Amounts. Prior to the Lock-In Date, it equals your Highest Birthday Value and is only determined for reference purposes.
Individual Retirement Account (“IRA”): A tax qualified individual retirement account within the meaning of Section 408(a) of the Code, which is invested in the Variable Investment Option used to provide our guarantees under this Contract . Such IRA is subject to eligibility requirements, contribution limits and other tax particulars as specified in the Code. We may require that the custodian of the IRA funded by the Annuity be our designated affiliate. This Contract is issued as a nonqualified annuity. In order for it to be used for an IRA, the Contract must be issued to a custodial account established as an IRA.
Lock-In Date: The date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity. You must attain age 55 to select a Lock-In Date (both you and your spouse must attain age 55 to select a Lock-In Date for the Spousal Benefit).
Non-Roth Contributions: Pre-tax and post-tax deferrals and contributions made under your Retirement Plan, other than Roth Contributions.
Participant: A Participant in a Retirement Plan with the Prudential IncomeFlex Target Benefit who has or had a Retirement Plan Withdrawal Benefit that is transferred to this Annuity pursuant to a contractual conversion privilege. Participant does not include a spouse eligible for a Retirement Plan Spousal Benefit.
Prudential IncomeFlex Target Benefit or IncomeFlex Target Benefit: A standard feature of the Contract that guarantees your ability to withdraw a percentage of an initial notional value called the Income Base for your life if certain conditions are satisfied. A charge for this guarantee is deducted from the value of your investment options.
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Prudential Retirement Service Center: Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507. The phone number is (877) 778-2100. Prudential’s website is www.prudential.com. For items required to be sent to the Prudential Retirement Service Center, your correspondence is not considered received by us until it is received at the Prudential Retirement Service Center. Where this prospectus refers to the day when we receive a transaction request, we mean the day on which the transaction arrives in Good Order at the Prudential Retirement Service Center, or via the appropriate telephone number, fax number or website if the item is a type we accept by those means. There are two main exceptions: if the item is received at the Prudential Retirement Service Center (1) on a day that is not a Business Day or (2) after the close of a Business Day. In each such instance, a transaction received in Good Order will be deemed received on the next Business Day.
Purchase Payment: The amount of money you pay us to purchase the Contract initially and any amounts deposited as additional Purchase Payments after the Contract Date, including payments allocated from other investment options and contracts. We reserve the right to prohibit additional Purchase Payments in the future with notice to you.
Recharacterization: The redefining of a transfer made to an IRA as having been made or transferred instead to another type of IRA. You may elect to recharacterize Purchase Payments designated as contributions made to your IRA or Roth IRA and have those Purchase Payments treated as if made instead to your Roth IRA or IRA, respectively. Recharacterizations are allowed under this Annuity as permitted by the Code.
Retirement Plan: An employment based Retirement Plan funded with a PRIAC group annuity that permits the Participant or his or her spouse to transfer to this Contract the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Active Eligible Investments: The investments required to be used in order to receive guarantees under the Retirement Plan IncomeFlex Target Benefit. Retirement Plan Active Eligible Investments includes investments funded with Roth Contribution and Non-Roth Contribution sources.
Retirement Plan Annual Guaranteed Withdrawal Amount: Your Annual Guaranteed Withdrawal Amount as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Guaranteed Withdrawal Percentage: The percentage of the Retirement Plan Income Base used to determine the Retirement Plan Annual Guaranteed Withdrawal Amount. If you elect the Spousal Benefit, then the age of the younger of you and your spouse would be used to determine this percentage. The Retirement Plan Guaranteed Withdrawal Percentage applied on the Retirement Plan Lock-In Date is used for purposes of determining your Status when transferring and combining multiple Retirement Plan IncomeFlex Target Benefits. See “Multiple Retirement Plans – Transfer of Guaranteed Values” in Section  3 , “What Are The Benefit s Available Under The Contract ?”
 Retirement Plan Highest Birthday Value: The Highest Birthday Value as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Lock-In Date: The guaranteed withdrawal lock-in date, determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Income Base: The Income Base as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Retirement Plan Prudential IncomeFlex Target Benefit: The Prudential IncomeFlex Target guaranteed withdrawal benefit as offered through a group annuity contract issued to Adventist HealthCare.
Retirement Plan Spousal Benefit: The Participant’s “spousal benefit” as determined under the Retirement Plan Prudential IncomeFlex Target Benefit.
Roth Contribution: After-tax Roth deferrals and contributions made under your Retirement Plan.
Roth Individual Retirement Account (“Roth IRA”): A tax qualified retirement investment under Section 408A of the Code, as amended, which is invested in the Variable Investment Option used to provide our guarantees under this Annuity. Such contract is subject to eligibility requirements, contribution limits and other tax particulars as specified in the Code. This Contract is issued as a nonqualified annuity. In order for it to be used for a Roth IRA, the Contract must be issued to a custodial account established as a Roth IRA.
Separate Account: Purchase Payments allocated to the Variable Investment Option are held by us in a separate account called the PRIAC Variable Contract Account A. The Separate Account is set apart from all of the general assets of PRIAC.
Spousal Benefit: An optional version of the Prudential IncomeFlex Target Benefit which, if elected and certain conditions are satisfied, extends guaranteed withdrawals until the last to die of you and your spouse or civil union partner. While there is no
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additional charge for this version of the benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.
Status: For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to this Annuity or between the IRA and Roth IRA, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract.
Step-Up Amount: The excess, if any, of the Contract Value over the Income Base, determined annually as of the Step-Up Date.
Step-Up Date: After the Lock-In Date, the Business Day that immediately precedes your Birthday.
Sub-account: A Variable Investment Option offered under PRIAC Variable Contract Account A, the assets of which are invested in shares of the corresponding portfolio.
Tax Deferral: This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your Contract earnings until you take money out of your Contract. You should be aware that the only way to receive Tax Deferral for the value in this Contract is for it to be held in a tax favored plan (an IRA or Roth IRA), which provides Tax Deferral regardless of whether it invests in annuity contracts. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
Variable Investment Option: When you choose a Variable Investment Option, we purchase shares of the underlying mutual fund, which we may refer to as a fund or portfolio, that are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of PRIAC that invests in a particular mutual fund is referred to in your Contract as a Sub-account.
Withdrawal Period: Each year beginning on the Participant’s Birthday and ending on the last day preceding the next Birthday. We may refer to this period as “Birthday Year” in materials other than this prospectus.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Prudential Retirement Security Annuity VII?” later in this prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract [1]	1.20%	1.50%
	Investment Options (Portfolio Fees and Expenses)	0.06%	0.06%
	Optional Benefits For An Additional Charge [2]	None	None

1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit.
2 The Optional Benefit is the Optional Spousal Benefit.
For more information about the Prudential IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $1,158	Highest Annual Cost $2,764

Assumes:
▪Investment of $100,000
▪5% annual appreciation
▪Least expensive combination of portfolio fees and expenses
▪No optional benefits
▪No sales charges
▪No additional purchase payments, transfers or withdrawals

Assumes:
▪Investment of $100,000
▪5% annual appreciation
▪Most expensive combination of optional benefits and portfolio fees and expenses
▪No sales charges
▪No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Prudential Retirement Security Annuity VII?” later in this prospectus.
RISKS
Risk of Loss
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

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Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Prudential Retirement Insurance and Annuity Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Prudential Retirement Insurance and Annuity Company. More information about Prudential Retirement Insurance and Annuity Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Investment Options
▪During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.
▪Prudential Retirement Insurance and Annuity Company reserves the right to remove or substitute the portfolio used by the Variable Investment Option. You will be given specific notice in advance of any substitution we intend to make.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Prudential Retirement Security Annuity VII?” later in this prospectus.

Optional Benefits
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

▪Once you “lock in” your Guaranteed Annual Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Guaranteed Annual Withdrawal Amount and possibly terminate the benefit without value.
▪Once you “lock in” your Prudential IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the Prudential IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
Tax Implications
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?” later in this prospectus.

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CONFLICTS OF INTEREST
Investment Professional Compensation
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to Section 9, “What Are The Tax Considerations Associated With The Prudential Security Annuity VII?” later in this prospectus.

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OVERVIEW OF THE CONTRACT

The Prudential Retirement Security Annuity VII is a variable annuity contract issued by PRIAC. We only offer the Contract as a rollover option to Participants who have a Prudential IncomeFlex Target Benefit in connection with a Retirement Plan. The Contract is between you, the Owner, and us, the insurance company. The Contract allows you to invest assets contributed to a custodial IRA or custodial Roth IRA in the Contract, which provides a Variable Investment Option, certain withdrawal and annuity benefits and a Death Benefit. The Contract is intended for retirement savings or other long-term investment purposes. This Contract is specifically designed for those concerned they may outlive their retirement income and it is priced accordingly. If you have short term investment needs that you expect this annuity to support, this product is not for you. If you are not concerned you may outlive your savings, you may want to consider if this product suits your needs solely based on its other investment and insurance feature .
The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Annuity Phase. During the Accumulation Phase, if you have purchased this Annuity through an IRA, any earnings grow on a tax deferred basis and are generally taxed as income only when you make withdrawals, including withdrawals under the Prudential IncomeFlex Target Benefit. If you purchased this Annuity through a Roth IRA, any earnings grow on a tax deferred basis. Qualified distributions are generally federal income tax free (state treatment may vary). A distribution is a qualified distribution if it occurs after five tax years after contributing to a Roth IRA and the owner is either age 59 1/2, dies, is disabled or is a first time home buyer ($10,000 lifetime limit). For distributions that are not qualified distributions, amounts are generally taxed as income only when you make withdrawals of earnings, including withdrawals under the Prudential IncomeFlex Target Benefit, and a 10% additional tax may apply. The Annuity Phase starts if you begin receiving Annuity Payments from your Contract. The amount of money you are able to accumulate in your Contract during the Accumulation Phase will help determine the amount you will receive during the Annuity Phase. Other factors will affect the amount of your payments, such as age, and the payout option you select.
During the Annuity Phase, commonly called “annuitization,” you may choose from several Annuity Options, including guaranteed payments for life with period certain. You are not required to annuitize your Contract. However, o nce you begin receiving regular Annuity Payments, you generally cannot change your payment plan.
Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
▪ Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead you will be paid a stream of annuity payments.
▪ You generally cannot change the payment stream you chose once it has begun.
▪ Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Note that during the Accumulation Phase, the Prudential IncomeFlex Target Benefit (discussed in Section  3, “What Are The Benefits Available Under The Contract?” ) also provides guaranteed minimum income protection for your life in the form of guaranteed withdrawals. These guaranteed withdrawals do not require annuitization.
You can invest your money in the Variable Investment Option available under the Contract, which offers the opportunity for a favorable return that can increase your Contract Value. However, favorable returns are NOT guaranteed. It is possible, due to market changes, that your Contract Value may decrease. For more information about the Variable Investment Option, please refer to Appendix A, “Portfolio Available Under The Contract” later in this prospectus. If the Owner dies before the Annuity Phase of the Contract begins, the person(s) or entity chosen as Beneficiary generally will receive the Contract Value. In addition, a surviving spouse may be eligible to continue this Contract and the Spousal Benefit. See Section 3 , “ What Are The Benefit s Available Under The Contract ? ”
The Prudential IncomeFlex Target Benefit guarantees your ability to withdraw a designated amount from the Contract annually, subject to our rules regarding the timing and amount of withdrawals. This Annual Guaranteed Withdrawal Amount is equal to a percentage of a notional value (called the “Income Base”), regardless of the impact of market performance on your actual Contract Value. This benefit is designed to provide an annual withdrawal amount for life. You must attain age 55 before starting Prudential IncomeFlex Target Benefit guaranteed withdrawals (both you and your spouse must attain age 55 to begin guaranteed withdrawals with the Spousal Benefit).
The Prudential IncomeFlex Target Benefit is a standard feature of the Contract that applies to the Annuitant automatically. The Spousal Benefit is optional. If you elect the Spousal Benefit, you may not change your mind, and your Annual Guaranteed Withdrawal Amount will be less than if you had not elected it.
If you elected the Retirement Plan Spousal Benefit, then you will automatically receive the Spousal Benefit under this Contract.
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If you purchase this Contract on or after your Retirement Plan Lock-In Date, you may not add or remove the Spousal Benefit upon or after purchasing this Contract. For additional information about the fees for the Prudential IncomeFlex Target Benefit, see “ Fee T able ” and Section  5 , “What Are The Expenses Associated With The Prudential Retirement Security Annuity VII?”
You may only establish one IRA and one Roth IRA funded by this Annuity. If you establish both an IRA and a Roth IRA, you will receive separate Contracts describing the features and benefits of each and the guaranteed values associated with each Contract will be calculated separately.
We may amend the Contract as permitted by law. For example, we may add new features to the Contract. Subject to applicable law, we will determine whether or not to make such Contract amendments available to Contracts that already have been issued.
If permissible under applicable state law, you may cancel the Contract and request a refund within a certain period of time known as the “free look” period. The free look period is generally 10 days from the date you begin participation under the Contract, but may be longer, depending on applicable state law. Concurrent with the applicable free look period provided by state law, the Code provides a seven day “revocation period” when you purchase this Contract and establish an IRA. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
During the applicable free look period, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Prudential Retirement Service Center address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding.

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FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract V alue between investment options. State premium taxes may also be deducted. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Prudential Retirement Security Annuity VII?” later in this prospectus.

TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	0% to 3.5%
1Although there is only one Variable Investment Option available in PRSA VII, we reserve the right to charge a transfer fee if we add another Variable Investment Option in the future.
2For additional information see “Taxes Attributable to Premium” in Section  5 , “What Are The Expenses Associated With The Prudential Retirement Security Annuity VII?”

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
	Current	Maximum
Administrative Expenses [1]	0.00%	1.75%
Base Contract Expenses [1,2]	1.20%	1.50%
Optional Benefit Expenses [1,3]	0.00%	0.00%
Total Annual Charges [1]	1.20%	3.25%
Surrender Charge [4]	$0	$0
1 Percentages noted above are percentages of daily net assets of the Contract Value.
2 Base Contract Expenses include the fee for the IncomeFlex Target Benefit.
3 The Optional Benefit is the Optional Spousal Benefit.
4 There are no surrender charges in this product.

The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Option that you may pay periodically during the time that you own the Contract. For a complete list of the Variable Investment Option available under the Contract, including its annual expense, please refer to Appendix A, “Portfolio Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.06%	0.06%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)
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EXAMPLE
This E xample is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses , and annual portfolio company expenses .
The E xample assumes that you invest $1 0 0,000 in the Contract for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be :

If you surrender your Contract at the end of the applicable time period:	1 year $3,338	3 years $10,184	5 years $17,264	10 years $36,036
If you annuitize at the end of the applicable time period:	1 year $3,338	3 years $10,184	5 years $17,264	10 years $36,036
If you do not surrender your Contract:	1 year $3,338	3 years $10,184	5 years $17,264	10 years $36,036

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SECTION 1: WHAT IS THE PRUDENTIAL RETIREMENT SECURITY ANNUITY VII?
The Prudential Retirement Security Annuity VII is a variable annuity contract issued by PRIAC, with its principal place of business located at 280 Trumbull Street, Hartford, CT 06103 . PRIAC is solely responsible for its obligations under Prudential Retirement Security Annuity VII, and there are no support agreements from third parties relating to the capitalization of PRIAC. You may invest in the Separate Account. The income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Accounts' own investment experience and not the investment experience of PRIAC's other assets. The assets of the Separate Account may not be used to pay any liabilities required of PRIAC, other than the liabilities required under the terms of the Contract.
Under your Contract, in exchange for your payment to us, we promise to pay you a guaranteed stream of payments upon annuitization that can begin any time after the first Contract anniversary. Your Annuity is in the Accumulation Phase until you decide to begin receiving these Annuity Payments. Annuity Payments are made on or after your Annuity Date in accordance with the Annuity Option you select. The date you elect to begin receiving Annuity Payments is the Annuity Date. On the Annuity Date, your Contract switches to the Annuity Phase. The Contract also permits you to make guaranteed withdrawals during the Accumulation Phase. See Section  3 , “What Are The Benefit s Available Under The Contract ?” for further details. These withdrawals are different than Annuity Payments.
This Annuity contract does not benefit from Tax Deferral, unlike many annuity contracts that generally do when sold outside a tax favored plan (these annuity contracts are generally referred to as non-qualified annuities). Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you withdraw money from your Contract. This Annuity is only offered to fund certain IRAs and Roth IRAs, which generally provide Tax Deferral without investing in an annuity contract. In other words, you need not purchase this Contract to gain the preferential tax treatment provided by your IRA. If this Contract were offered outside of such tax qualified accounts, you would not receive Tax Deferral. Before purchasing this Annuity, you should consider whether its features and benefits, including the income and Death Benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this Contract compared with any other investments or benefits available through your retirement plan or elsewhere.
The Prudential Retirement Security Annuity VII is a variable annuity contract. This means that during the Accumulation Phase, you can allocate your assets to an available Variable Investment Option. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the investment performance of the underlying mutual fund associated with the Variable Investment Option. Because the underlying mutual fund’s portfolio fluctuates in value depending upon market conditions, your Contract Value (the total value of your Contract, equal to the sum of the value of your investment in the investment option) can either increase or decrease. This is important, since the amount of the Annuity Payments you receive during the Annuity Phase depends upon the value of your Contract at the time you begin receiving payments.
You are the Owner of the Contract, as the individual for whom the IRA and/or Roth IRA is established. You generally have all the decision-making rights under the Contract. You will also be the Annuitant. The Owner is the person who receives the Annuity Payments when the Annuity Phase begins. The Annuitant is the person whose life is used to determine the amount of these payments and how long (if applicable) the payments will continue once the Annuity Phase begins. On or after the Annuity Date, the Annuitant may not be changed.
You may only establish one IRA and one Roth IRA funded by a Contract . If you establish both an IRA and a Roth IRA, you will receive separate Contracts describing the features and benefits of each and the guaranteed values associated with each Contract will be calculated separately.
The Beneficiary is the person(s) or entity you designate to receive any Death Benefit. Subject to any restrictions imposed by the Code, you may change the Beneficiary any time prior to the Annuity Date by making a written request to us. The optional Spousal Benefit requires your spouse to be both your spouse and sole Beneficiary when you elect the benefit and when you die. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
SHORT TERM CANCELLATION RIGHT OR “FREE LOOK”
If you are not satisfied with your Contract, you may cancel the Contract and request a refund within a certain period of time known as the “free look” period. The free look period is generally 10 days from the date you begin participation under the Contract. If state law requires, the free look period may be longer. Concurrent with the applicable free look period provided by state law, the Code provides a seven day “revocation period” when you purchase this Contract and establish an IRA or Roth IRA. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
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To exercise this cancellation right, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Prudential Retirement Service Center at the address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding. Payments made from an IRA are subject to 10% federal income tax withholding. The taxpayer can choose to elect out of this withholding. Some states also require withholding if federal tax withholding is elected.
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SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?

The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with the Variable Investment Option. You take all the investment risk for amounts allocated to the Sub-account, which invest in a portfolio. If the Sub-account you select increases in value, then your Contract Value goes up; if it decreases in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolio in which your Sub-account invests. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio, which has its own unique risks. You should review the prospectus for the portfolio before making an investment decision.
Insurance Company Risk. No company other than PRIAC has any legal responsibility to pay amounts that PRIAC owes under the Contract. You should look to the financial strength of PRIAC for its claims-paying ability. PRIAC is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect PRIAC and our ability to conduct business and process transactions. Although PRIAC has business continuity plans, it is possible that the plans may not operate as intended or required and that PRIAC may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
The IncomeFlex Target Benefit . This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
▪ Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Guaranteed Annual Withdrawal Amount and possibly terminate the benefit without value.
▪ Once you “lock in” your Prudential IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse's passing.

Annuitization . Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
▪ Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
▪ You generally cannot change the payment stream you chose once it has begun.
▪ Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the Prudential IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the Prudential IncomeFlex Target Benefit, please refer to “Prudential IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the Prudential IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the Prudential IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
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Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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SECTION 3 : WHAT ARE THE BENEFIT S AVAILABLE UNDER THE CONTRACT ?
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
Prudential IncomeFlex Target Benefit	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	1.20%	1.50%	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

					Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Spousal Benefit	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.00%	0.00%	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA, Roth IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, Roth IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section  3 , “What Are The Benefit s Available Under The Contract ?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
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The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “ eligible designated beneficiary ” ( “ EDB ” ). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual's status as an EDB is determined on the date of your death.

If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Owner established a Lock-In Date and elected the Spousal Benefit, and the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. If the Owner’s death is prior to the date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity, the Income Base and Highest Birthday Value will not transfer to the spouse, rather they will be reset based on the Contract Value at the time of death. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 70 1/2 (72 for those who would have reached 70 1/2 after 2019) or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section  8 , “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization). ” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Target Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the
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Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA or Roth IRA it funds, when you elect the benefit and when you die. For more information on this, and for more information on the continuation of the IncomeFlex Spousal Benefit at your death, see Section  3 , “What Are The Benefit s Available Under The Contract ?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
PRUDENTIAL INCOMEFLEX TARGET BENEFIT
The Prudential IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Income Base”) . You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-in Date. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base Prudential IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. If you elected the Retirement Plan Spousal Benefit, then you will automatically receive the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date (your guaranteed withdrawal lock-in date as determined under the Retirement Plan IncomeFlex Target Benefit), then you may not add or remove the Spousal Benefit upon or after purchasing this Contract. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
If you establish both an IRA and Roth IRA funded by this Annuity, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract, described below, will be calculated separately.
TRANSFER OF RETIREMENT PLAN GUARANTEED VALUES
This Contract is sold exclusively as a rollover option to individuals who have a Retirement Plan Prudential IncomeFlex Target Benefit. This Contract is designed to accept the transfer of Retirement Plan Prudential IncomeFlex Target Benefit guaranteed values in connection with a direct rollover of assets invested in the Retirement Plan Active Eligible Investments to an IRA and/or Roth IRA. You may only establish one IRA and one Roth IRA funded by this Annuity. Assets invested in the Retirement Plan Active Eligible Investments funded by Non-Roth Contributions may only be rolled over and held in an IRA under this Annuity. Retirement Plan Active Eligible Investments funded by Roth Contributions may only be rolled over to a Roth IRA under this Annuity. If you transfer assets to both an IRA and Roth IRA under this Annuity, the Retirement Plan guaranteed values described below will be divided and proportionally reduced among the IRA and Roth IRA. You will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately.
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If you have more than one Retirement Plan Prudential IncomeFlex Target Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan Prudential IncomeFlex Target Benefits under an IRA or Roth IRA funded by this Annuity. See “Multiple Retirement Plans – Transfer of Guaranteed Values” in Section  3, “What Are The Benefits Available Under The Contract?” .
In connection with the rollover transaction, each guarantee value described below will begin with a value equal to the corresponding Retirement Plan guaranteed value, assuming a transfer of 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan. If less than 100% of assets are transferred or the transfer includes both Non-Roth and Roth Contributions, then the Retirement Plan guaranteed values will be proportionately reduced and divided between the IRA and Roth IRA, as applicable.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then the Highest Birthday Value as determined under the Retirement Plan Prudential IncomeFlex Target Benefit (the “Retirement Plan Highest Birthday Value”) will be used to determine your initial Highest Birthday Value, and Income Base under this Contract . You also can choose whether to elect the Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Annual Guaranteed Withdrawal Amount as determined under the Retirement Plan Prudential IncomeFlex Target Benefit (the “Retirement Plan Annual Guaranteed Withdrawal Amount”) and your Income Base as determined under the Retirement Plan Prudential IncomeFlex Target Benefit (the “Retirement Plan Income Base”), will be used to determine your initial Annual Guaranteed Withdrawal Amount and initial Income Base, under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Highest Birthday Value under this Contract. If you elected the Retirement Plan Spousal Benefit, then you will automatically have the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
Brief Overview of IncomeFlex Target Benefit Under This Annuity
The Prudential IncomeFlex Target Benefit guarantees your ability to withdraw a designated amount from the Annuity annually, subject to our rules regarding the timing and amount of withdrawals. We call this annual withdrawal amount the Annual Guaranteed Withdrawal Amount. The Annual Guaranteed Withdrawal Amount, in turn, is equal to a percentage of a notional value called the “Income Base”.
This Annuity is a “rollover” product that allows you to transfer values that you have accumulated in the IncomeFlex Target Benefit held within your Retirement Plan to the IncomeFlex Target Benefit held by an IRA and/or Roth IRA investing in this Annuity.
HIGHEST BIRTHDAY VALUE
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets or the transfer includes both Non-Roth and Roth Contributions, then the initial Highest Birthday Value under your IRA and/or Roth IRA shall be divided and reduced proportionately as described in Examples 1 and 2 below. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made (if permissible).
Example 1 – Proportional Reduction of Highest Birthday Value Under this Annuity
Rolling Over Less Than 100% from One Source

■ Retirement Plan Highest Birthday Value:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount rolled over from Retirement Plan to this Annuity:	$50,000
■ Ratio of rollover to Retirement Plan Contract Value:	50%
■ Initial Highest Birthday Value under this Annuity:	$60,000	*
■ Highest Birthday Value remaining in the Retirement Plan:	$60,000
*The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Highest Birthday Value to determine the initial Highest Birthday Value under this Annuity. The initial Highest Birthday Value reflects a 50% reduction of the Retirement Plan Highest Birthday Value due to the partial transfer of 50% of the Retirement Plan Contract Value.
Example 2 – Division and Proportional Reduction of Highest Birthday Value Under this Annuity
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Rolling Over Roth and Non-Roth Contribution Sources

■ Retirement Plan Highest Birthday Value:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount funded with Roth Contributions:	$60,000
■ Amount funded with Non-Roth Contributions:	$40,000
■ Amount rolled over from Retirement Plan to this Annuity	$100,000
■ Ratio of Roth to Retirement Plan Contract Value:	60%	*
■ Initial Highest Birthday Value under the Roth IRA Annuity:	$72,000
■ Initial Highest Birthday Value under the Non-Roth IRA Annuity:	$48,000
*The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Highest Birthday Value to determine the division and proportional reduction of the initial Highest Birthday Value under this Annuity for the Roth IRA and IRA. The initial Highest Birthday Values reflect a 60%/40% division of the Retirement Plan Highest Birthday Value between the Roth IRA and IRA, respectively.

The Highest Birthday Value under this Contract will equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the Lock-In Date. Any withdrawals prior to the Lock-In Date under this Annuity reduce your Highest Birthday Value proportionately as described in Example 3 below. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal) as described below.
Example 3 – Proportional Reduction of Highest Birthday Value Under this Annuity – Withdrawal

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Highest Birthday Value:	$120,000
■ 10% Reduction of Highest Birthday Value:	$12,000
■ Adjusted Highest Birthday Value:	$108,000
INCOME BASE
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Highest Birthday Value will be used to determine your initial Highest Birthday Value and Income Base under this Annuity. Until the Lock-In Date, the Income Base will equal the greatest of: (a) that initial Highest Birthday Value, (b) the highest Contract Value attained on each of the Participant’s Birthdays, and (c) the Contract Value on the Business Day prior to the Lock-In Date. If you purchase this Contract on or after your Retirement Plan Lock-In Date, the initial Income Base under this Annuity is determined by your Retirement Plan Income Base. If this Contract is purchased with 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan, then the initial Income Base under this Annuity equals the Retirement Plan Income Base on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets or the transfer includes both Non-Roth and Roth Contributions, then the initial Income Base under your IRA and/or Roth IRA shall be divided and/or reduced proportionately between your IRA and/or Roth IRA as applicable. In no event shall the Income Base exceed $5,000,000. We reserve the right to increase this maximum.
Example 1 – Proportional Reduction of Income Base Under this Annuity
Rolling Over Less Than 100% from One Source

■ Retirement Plan Income Base:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount rolled over from Retirement Plan to this Annuity:	$50,000
■ Ratio of rollover to Retirement Plan Contract Value:	50%
■ Initial Income Base under this Annuity:	$60,000	*
■ Income Base remaining in the Retirement Plan:	$60,000
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*The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Income Base to determine the initial Income Base under this Annuity and reflects a 50% reduction of the Retirement Plan Income Base due to the partial transfer of 50% of the Retirement Plan Contract Value.
Example 2 – Division and Proportional Reduction of Income Base Under this Annuity
Rolling Over Both Roth and Non-Roth Contribution Source

■ Retirement Plan Income Base:	$120,000
■ Retirement Plan Contract Value:	$100,000
■ Amount funded with Roth Contributions:	$60,000
■ Amount funded with Non-Roth Contributions:	$40,000
■ Ratio of Roth to Retirement Plan Contract Value:	60%	*
■ Initial Income Base under the Roth IRA Annuity:	$72,000
■ Initial Income Base under the Non-Roth IRA Annuity:	$48,000
*The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Income Base to determine division and proportional reduction of the initial Income Base under this Annuity for the Roth IRA and IRA. The initial Income Base for the Roth IRA and IRA reflect a 60%/40% division of the Retirement Plan Income Base between the Roth IRA and IRA, respectively.
Any withdrawals prior to the Lock-In Date under this Annuity reduce your Income Base proportionately as described in Example 3 below. Each withdrawal reduces the Income Base by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal) as described below.
Example 3 – Proportional Reduction of Income Base under this Annuity – Withdrawal

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Income Base:	$120,000
■ 10% Reduction of Income Base:	$12,000
■ Adjusted Income Base:	$108,000
ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $287,500. We reserve the right to increase this maximum.
The Income Base is not a cash amount that you can withdraw from your Contract. Rather, on your Lock-In Date, we apply the applicable Guaranteed Withdrawal Percentage to the Income Base to determine your initial Annual Guaranteed Withdrawal Amount. The percentages that will be applied to the Income Base are set forth in the chart below. You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $250. Thus, your Income Base, when multiplied by the Guaranteed Withdrawal Percentage applicable to you based on your age (or the age of the younger spouse for the Spousal Benefit) must produce an Annual Guaranteed Withdrawal Amount of at least $250 in order for you to have any available Annual Guaranteed Withdrawal Amount. If you cannot meet the $250 Annual Guaranteed Withdrawal Amount minimum, you will have paid fees for the IncomeFlex Target Benefit without being able to derive any withdrawal benefits. In the table below, under “Lock-In Date Not Elected In Retirement Plan,” we also depict the minimum Income Base needed for each age band in order for you to realize an Annual Guaranteed Withdrawal Amount.
LOCK-IN DATE ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was elected before purchasing this Contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If this Contract is purchased with 100% of the assets from either Non-Roth or Roth Contributions (but not both), then the initial Annual Guaranteed Withdrawal Amount under your IRA or Roth IRA equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the total assets from a single Contribution Source or the transfer includes both Non-Roth and Roth Contributions, then the initial Annual Guaranteed Withdrawal Amount under your IRA and/or Roth IRA will be divided and/or proportionally reduced as described in Examples 1 and 2 below.
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Example 1
Proportional Reduction of Annual Guaranteed Withdrawal Amount – One Contribution Source

■ Retirement Plan Annual Guaranteed Withdrawal Amount:	$10,000
■ Retirement Plan Contract Value:	$100,000
■ Amount rolled over from Retirement Plan to this Annuity:	$50,000
■ Ratio of rollover to Retirement Plan Contract Value:	50%
■ Initial Annual Guaranteed Withdrawal Amount under this Annuity:	$5,000	*
*The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Annual Guaranteed Withdrawal Amount to determine the initial Annual Guaranteed Withdrawal Amount under this Annuity. The initial Annual Guaranteed Withdrawal Amount under this Annuity reflects a 50% reduction of the Retirement Plan Annual Guaranteed Withdrawal Amount due to the partial transfer of 50% of the Retirement Plan Contract Value.
Example 2
Division and Proportional Reduction of Annual Guaranteed Withdrawal Amount – Roth and Non-Roth Contribution Sources

■ Retirement Plan Annual Guaranteed Withdrawal Amount:	$10,000
■ Retirement Plan Contract Value:	$100,000
■ Amount funded with Roth Contributions:	$60,000
■ Amount funded with Non-Roth Contributions:	$40,000
■ Amount rolled over from Retirement Plan to this Annuity:	$100,000
■ Ratio of Roth to Retirement Plan Contract Value:	60%	*
■ Initial Annual Guaranteed Withdrawal Amount under the Roth IRA:	$6,000
■ Initial Annual Guaranteed Withdrawal Amount under the IRA:	$4,000
*The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Annual Guaranteed Withdrawal Amount to determine division and proportional reduction of the initial Annual Guaranteed Withdrawal Amount under this Annuity for the IRA and Roth IRA. The initial Annual Guaranteed Withdrawal Amount for the Roth IRA and IRA reflect a 60%/40% division of the Retirement Plan Highest Annual Guaranteed Withdrawal Amount between the Roth IRA and IRA, respectively.
The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the Retirement Plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (proportionally adjusted in the manner described above, if applicable). The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period also will be prorated, by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during that Withdrawal Period will be reduced proportionally for the partial Withdrawal Period remaining after the Contract is purchased. This adjustment will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Anyone who is a Contract Owner of this Annuity can increase their Annual Guaranteed Withdrawal Amount by making additional Purchase Payments (subsequent to the initial Purchase Payment). The amount of the increase is equal to the applicable Guaranteed Withdrawal Percentage applied to the amount of the additional Purchase Payment. We reserve the right to prohibit additional Purchase Payments in the future with notice to you. We will increase your Annual Guaranteed Withdrawal Amount on the day you make the Purchase Payment, subject to the following:
▪During the initial Withdrawal Period when the Contract is issued, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the initial Withdrawal Period will be reduced proportionally for the partial year remaining after the Purchase Payment is made. This adjustment in the initial Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
▪If the Purchase Payment is made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount (an “Excess Withdrawal”), then the increase will not apply until the next Withdrawal Period.
LOCK-IN DATE NOT ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was not elected before purchasing this Contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined on your Lock-In Date by applying the applicable Guaranteed
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Withdrawal Percentage (as set forth in the table immediately below) to the Income Base. You must attain age 55 to elect a Lock-In Date. If you elect the Spousal Benefit, the age of the younger of you and your spouse would be used to determine the applicable percentage.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Single Life	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Spousal
55-64	4.75%	4.25%	$5,236.16	$5,882.35
65-69	5.50%	5.00%	$4,545.45	$5,000.00
70+	6.25%	5.75%	$4,000.00	$4,347.83
If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
You can increase their Annual Guaranteed Withdrawal Amount by making additional Purchase Payments after your Lock-In Date. We reserve the right to prohibit additional Purchase Payments in the future with notice to you. Your Income Base will increase by the amount of subsequent Purchase Payments. Thus, your Annual Guaranteed Withdrawal Amount will increase by an amount determined by applying the applicable Guaranteed Withdrawal Percentage to the amount of the increase to the Income Base (i.e., the subsequent Purchase Payment amount). We will add the increase to your Income Base, which will affect your Annual Guaranteed Withdrawal Amount on the day you make the Purchase Payment, subject to the following:
▪During the Withdrawal Period you lock-in the Annual Guaranteed Withdrawal Amount, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you locked in guaranteed withdrawals will be reduced proportionally for the partial year remaining after the Purchase Payment is made. This adjustment will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
▪If the Purchase Payment is made after an Excess Withdrawal has occurred in a Withdrawal Period, then the increase will not apply until the next Withdrawal Period.
If you did not lock-in the Annual Guaranteed Withdrawal Amount under your Retirement Plan, but you do lock-in under this Contract, your Income Base and resultant Annual Guaranteed Withdrawal Amount thereafter may increase for Step-Ups (described below under “Increase Of Income Base And Annual Guaranteed Withdrawal Amount – Step-Up”). If you elect the optional Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), and initial amount, will all be based on the age of the younger of you and your spouse.
Example – Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 58 (No Spousal Benefit Elected)

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Guaranteed Annual Withdrawal Amount:	$4,750	(4.75% of Income Base)

Future Purchase Payments: For each dollar of future Purchase Payments, the Guaranteed Annual Withdrawal Amount increases $0.0475 (or 4.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $47.50, to $4,797.50.
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Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 66 (No Spousal Benefit Elected)

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Guaranteed Annual Withdrawal Amount:	$5,500	(5.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Guaranteed Annual Withdrawal Amount increases $0.055 (or 5.5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $55, to $5,555.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 71 (No Spousal Benefit Elected)

Participant age:	71
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Guaranteed Annual Withdrawal Amount:	$6,250	(6.25% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Guaranteed Annual Withdrawal Amount increases $0.0625 (or 6.25% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $62.50, to $6,312.50.
SPOUSAL BENEFIT
The Spousal Benefit is an optional benefit you may elect under this Annuity. With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. If you are the Participant, you make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage or civil union and your spouse’s or partner’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?” Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will be the product of the applicable Guaranteed Withdrawal Percentage (indicated in the chart above) and the Income Base.
While there is no additional daily charge for this benefit, if you are the Participant and elect the Spousal Benefit you will have a lesser Annual Guaranteed Withdrawal Amount, based on the lesser Guaranteed Withdrawal Percentages, than if you had not elected it. The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of both this Contract and the IRA and/or Roth IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable. Once elected, the lesser Annual Guaranteed Withdrawal Amount based on the lesser Guaranteed Withdrawal Percentages will continue to apply until your Contract ends.
If you elected the Retirement Plan Spousal Benefit, then you will automatically have the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
After your death, the Spousal Benefit will continue to be paid until the death of your surviving spouse.
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Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 56

Your age:	58
Spouse age:	56
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,250	(4.25% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Guaranteed Annual Withdrawal Amount increases $0.0425 (or 4.25% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $42.50, to $4,292.50.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	66
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50.00, to $5,050.00.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	71
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50.00, to $5,050.00.
MULTIPLE RETIREMENT PLANS – TRANSFER OF GUARANTEED VALUES
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Target Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single Prudential IncomeFlex Target Benefit under this Annuity, as described below. If the Prudential IncomeFlex Target Benefits under your Retirement Plans are funded by the same Contribution Source and have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA or Roth IRA, as applicable, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity or between the IRA and Roth IRA, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans but are funded by the same Contribution Source, you may roll over the guaranteed values associated with one Retirement Plan Prudential IncomeFlex Target Benefit. The
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Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA and one Roth IRA funded by this Annuity. If you have more than two Retirement Plan Prudential IncomeFlex Target Benefits consisting of assets from different Contribution Sources (Non-Roth and Roth Contributions), you will establish both an IRA and Roth IRA funded by this Annuity and may combine under the IRA and Roth IRA the guaranteed values associated with similar Contribution Sources if Retirement Plan Prudential IncomeFlex Target Benefits have the same Statuses and elections, as described in Example 1 below.
The examples below describe how guaranteed values associated with multiple Retirement Plan IncomeFlex Target Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA and one Roth IRA funded by this Annuity.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)
55-64	4.75%	4.25%
65-69	5.50%	5.00%
70+	6.25%	5.75%
Example 1 – Transferring Multiple Retirement Plan Benefits
Rolling Over and Combining Retirement Plan IncomeFlex Target Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	5.00%	5.00%	5.00%
Contribution Source	Roth	Roth	Roth IRA
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,500	$5,000	$6,500
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary. In such instance you could elect to roll over your Retirement Plan Benefit or leave the assets and the associated guaranteed values in your Retirement Plan.

Example 2 – Transferring Multiple Retirement Plan Benefits
Rolling Over and Combining Separate Retirement Plan IncomeFlex Target Benefits under Separate Contracts

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Retirement Plan III	Values Under this Annuity (from Ret. Plan I)	Values Under this Annuity (from Retirement Plan II & III)
Lock-In Date Elected	No	Yes (age 65)	Yes (age 69)	No	Yes
Spousal Benefit Elected		Yes	Yes		Yes
Guaranteed Withdrawal %		5.00%	5.00%		5.00%
Contribution Source	Non-Roth	Roth	Roth	IRA	Roth IRA
Contract Value	$25,000	$75,000	$30,000	$25,000	$105,000
Highest Birthday Value	$30,000			$30,000
Income Base	$30,000	$50,000	$50,000	$30,000	$100,000
Annual Guaranteed Withdrawal Amount		$2,500	$2,500		$5,000
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You may only establish one IRA and one Roth IRA funded by this Annuity. Because the multiple benefits have different Statuses, elections and Contribution Sources, the associated guaranteed values will be rolled over separately under an IRA and Roth IRA, respectively. (Multiple benefits could be combined under each Contract if the Statuses and elections within that Contribution Source were the same.) This example presumes that the Participant 1) locked-in with the Spousal Benefit in both Retirement Plan II and III and identified the same person as the spousal Beneficiary under both; 2) elected to roll over and combine Retirement Plan Prudential IncomeFlex Target Benefits II and III; and 3) elected to roll over Prudential IncomeFlex Target Benefit I into an IRA. In such instance you could elect to roll over Plan I to a traditional IRA and Plan II and Plan III would be combined into a Roth IRA, or you can leave the assets and the associated guaranteed values in your Retirement Plans I, II and III.
ESTABLISHING A ROTH IRA; CONVERSIONS AND RECHARACTERIZATIONS
This Contract is designed to accept transfer of Retirement Plan Prudential IncomeFlex Target Benefit guaranteed values in connection with a direct rollover of assets invested in the Retirement Plan Active Eligible Investments to an IRA and/or Roth IRA. You may only roll over assets invested in the Retirement Plan Active Eligible Investments funded by Non-Roth Contributions and establish an IRA under this Annuity. You may only roll over assets funded with Roth Contributions under your Retirement Plan into a Roth IRA under this Annuity. If you transfer assets from your Retirement Plan to both an IRA and Roth IRA, the Retirement Plan guaranteed values will be divided and proportionally reduced between the IRA and Roth IRA under this Annuity.
You may transfer funds from an IRA to a Roth IRA under this Annuity via a Conversion. Conversions and Recharacterizations are defined by and permitted under the Code. The transfer of guaranteed values under this Annuity due to Conversions and Recharacterizations is subject to restrictions. If you transfer 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization and your Statuses and elections of the receiving IRA are the same, 100% of the guaranteed values would transfer to the receiving IRA or Roth IRA, as applicable. The Contract Value under the transferring contract is reduced to zero and all guarantees are cancelled. If you elected the Spousal Benefit, both the transferring and receiving IRAs must cover the same spouse in order for the guaranteed values to transfer.
If you elect to transfer less than 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization, or your Statuses and elections of the receiving IRA are not the same, the transferring amount, including all applicable taxes, will be treated as a withdrawal and will reduce your Contract Value by the transferring amount. The guaranteed values associated with the amount of Contract Value transferred will be cancelled under the transferring contract and your guarantees in that contract will be reduced proportionally; no guarantees will be transferred to the receiving contract.
WITHDRAWALS UNDER THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT
The Prudential IncomeFlex Target Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The Prudential IncomeFlex Target Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Income Base will be reduced proportionately, thus reducing your Annual Guaranteed Withdrawal Amount in subsequent years (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Income Base and thus your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal. Excess Withdrawals may adversely impact the benefits provided under this Contract and may result in a termination of benefits.
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Examples – Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Income Base:	$200,000
Guaranteed Withdrawal Percentage:	5.00%
Annual Guaranteed Withdrawal Amount:	$10,000
Withdrawal Period:	May 9, 2019 through May 8, 2020
Contract Value prior to withdrawal on June 13, 2019 (date of first withdrawal)	$160,000
Contract Value prior to withdrawal on July 14, 2019 (date of second withdrawal)	$150,000
Example 1. Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 13, 2019, then the following values would result:
▪Contract Value immediately prior to withdrawal = $160,000
▪Contract Value after withdrawal = $160,000 – $9,000 = $151,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
▪Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Income Base remains $200,000
If an additional $1,000 is withdrawn on July 14, 2019, then the following values would result:
▪Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 13, 2019) = $150,000
▪Contract Value after withdrawal = $150,000 – $1,000 = $149,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Income Base remains $200,000
Example 2. An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 13, 2019, then the following values would result:
▪Contract Value = $160,000 – $9,000 = $151,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Income Base remains $200,000
If an additional $11,000 is withdrawn on July 14, 2019, then the following values would result:
▪Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 13, 2019) = $150,000
▪Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
▪Contract Value after guaranteed portion of withdrawal = $150,000 – $1,000 = $149,000
▪Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
▪Amount of reduction to Income Base = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Income Base = ($10,000 ÷ $149,000) × $200,000 = $13,422.82
▪Income Base = $200,000 – $13,422.82 = $186,577.18
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = 5% × new Income Base = 5% × $186,577.18 = $9,328.86
▪Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
SURVIVING SPOUSE – DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT
If you purchase this Contract and die before the Lock-In Date, or after the Lock-In Date but without having elected the Spousal Benefit, then your surviving spouse may continue this Contract and the Prudential IncomeFlex Target Benefit, to the extent permitted by the Code and your retirement plan, if your surviving spouse is your Beneficiary under the Contract and your retirement plan.
Continuation of the Prudential IncomeFlex Target Benefit under this Contract is subject to the following:
•Your Income Base and Highest Birthday Value will not transfer to your surviving spouse. Rather, they will be reset based on the Contract Value at the time of your death.
•The birthday of your surviving spouse will be used to determine:
•the Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
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•At the Lock-In Date, the age of your surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments.
•If your surviving spouse remarries, he or she (1) will continue to be eligible to receive the Annual Guaranteed Withdrawal Amount, and (2) may elect the Spousal Benefit at the time of his or her Lock-In Date to extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each a “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each a “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the net actuarial value of our guarantees under the Prudential IncomeFlex Target Benefit on the RMD Calculation Date. Roth IRA Contract Owners are not subject to the required minimum distributions of the Code.
If the amount determined on the RMD Calculation Date is for an eligible spouse, the amount will be based on the assumption that the eligible spouse is a “spouse” for purposes of federal law. For more information, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?” Please consult with your tax or legal advis e r before electing the Spousal Benefit for a civil union partner.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example – Treatment of Withdrawals Related to Required Minimum Distributions

Income Base	$200,000
Guaranteed Withdrawal Percentage	5.00%
Withdrawal Period	May 9, 2019 through May 8, 2020
Contract Value on April 13, 2019	$160,000
Contract Value on May 9, 2019	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000	(for calendar year 2019)
RMD Value	$4,000	(for calendar year 2019)
Example 1. Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 13, 2019, then the following values would result:
▪$10,000 applied against the Remaining Guaranteed Withdrawal Amount (assumes that no Guaranteed Withdrawals have been yet taken for the current Withdrawal Period)
▪$4,000 applied against the RMD Value
▪Contract Value = $160,000 – $14,000 = $146,000
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 9, 2019, then the following values would result:
▪Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
▪Contract Value = $146,000 – $10,000 = $136,000
Example 2. An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 13, 2019, then the following values would result:
▪$10,000 applied against the Remaining Guaranteed Withdrawal Amount (assumes that no Guaranteed Withdrawals have been yet taken for the current Withdrawal Period)
▪$4,000 applied against the RMD Value
▪$6,000 counts as an Excess Withdrawal
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▪Reduction to Income Base = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Income Base = ($6,000 ÷ $146,000) × $200,000 = $8,219.18
▪Income Base = $200,000 – $8,219.18 = $191,780.82
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = 5% × new Income Base = 5% × $191,780.82 = $9,589.04
▪Contract Value = $160,000 – $20,000 = $140,000
INCREASE OF INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT – STEP-UP
Your Annual Guaranteed Withdrawal Amount may increase due to positive market performance in your Variable Investment Option. On each Birthday after Lock-In under this Annuity or following purchase of this Contract if you purchased this Contract after your Retirement Plan Lock-In Date, any Step-Up Amount, which represents any excess of the Contract Value over the Income Base, may increase the Income Base. If the Income Base is increased by the Step-Up Amount, then your Annual Guaranteed Withdrawal Amount immediately will increase by the amount equal to the product of (a) the Guaranteed Withdrawal Percentage, and (b) the amount of the increase in the Income Base. You may withdraw the additional Annual Guaranteed Withdrawal Amount in the Withdrawal Period during which the increase occurs, but you are not required to do so. The Income Base will increase by effect of the Step-Up Amount automatically, unless we increase the charge for the Prudential IncomeFlex Target Benefit.
If we increase the charge and you become eligible for a Step-Up, then you must choose whether or not to accept the increased charge. If you accept it, then the Income Base will increase by the amount of the Step-Up Amount and the higher charge will apply to the entire Contract Value, unless you affirmatively elect otherwise pursuant to the next paragraph.
We will provide you with 90 days notice that you are eligible for an increase in your Income Base and that by accepting the increase you will become subject to an increased Prudential IncomeFlex Target Benefit charge on the entire Contract Value. Unless you notify us in writing by the end of the 90 day period that you reject the increase of your Income Base resulting from the Step-Up Amount, we will consider you to have accepted the Step-Up Amount and the resultant increased charge. Any such increase in the Prudential IncomeFlex Target Benefit charge would be subject to the maximum charge limit set forth in the “ Fee Table .” If you reject an increase in your Income Base, your rejection will be effective for that year only. Your rejection of the Step-Up Amount does not affect your eligibility for subsequent Step-Up Amounts.
Example – Step Up Calculation

Birthday	May 9
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 8, 2019	$100,000
Guaranteed Withdrawal Percentage	5%
▪Step-Up Value = $100,000 × 5% = $5,000
▪Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
▪Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
OTHER IMPORTANT CONSIDERATIONS
▪If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in quarterly installments, unless you request another payment frequency.
▪Withdrawals made while the Prudential IncomeFlex Target Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under a retirement account. The Prudential IncomeFlex Target Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Income Base or Annual Guaranteed Withdrawal Amount.
▪The Prudential IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional Income Base. The IncomeFlex Target Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
▪We impose a charge for the IncomeFlex Target Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
▪You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Target Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during
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which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
▪Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF THE INCOMEFLEX TARGET BENEFIT AND WAITING PERIOD
If you terminate the Prudential IncomeFlex Target Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The Prudential IncomeFlex Target Benefit terminates:
▪upon an Excess Withdrawal that causes the Contract Value to be zero;
▪upon the transfer of 100% of the Contract Value from an IRA and/or Roth IRA (the guarantees will be transferred to the receiving Contract);
▪upon your surrender of the Contract;
▪upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
▪upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a Spousal Benefit; or
▪upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the Prudential IncomeFlex Target Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Target Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may increase related charges for Step-Up transactions at any time in the future.
Currently, if you terminate the Prudential IncomeFlex Target Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
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SECTION 4 : HOW CAN I PURCHASE THE PRUDENTIAL RETIREMENT SECURITY ANNUITY VII?
PURCHASE PAYMENTS
The initial Purchase Payment is the amount of money you give us to purchase the Contract. Unless we agree otherwise and subject to our rules, the minimum initial Purchase Payment is $20,000. If you elect a direct rollover of your Retirement Plan Prudential IncomeFlex Target Benefit into both an IRA and a Roth IRA, the minimum Purchase Payment of $20,000 must be met for each. You must get our prior approval for any initial Purchase Payment of $1 million or more, unless we are prohibited under applicable state law from insisting on such prior approval.
Currently, you must get our prior approval to make maximum aggregate Purchase Payments in excess of $2 million unless we are prohibited under applicable state law from insisting on such prior approval. Depending on applicable state law, other limits may apply. This Contract is issued as a nonqualified annuity. In order for it to be used to fund an IRA or Roth IRA, the Contract must be issued to a custodial account established as an IRA or Roth IRA.
To the extent permitted by law, we reserve the right to cease accepting new Purchase Payments under the Contract at any time. We will inform you of this action by issuing a supplement to this prospectus. You can make additional Purchase Payments of no less than $1 at any time during the Accumulation Phase. We reserve the right to reduce this minimum. Additionally, a bsent our prior approval, we may suspend your ability to make additional Purchase Payments during the time period that begins with either of the following: (a) the date of an Excess Withdrawal or (b) any withdrawal before the Lock-In Date. The length of the suspension period is at our discretion. However, in applying any such suspension, we will not discriminate unfairly against any Participant, nor will the length of any suspension exceed 90 days. This restriction does not apply to additional Purchase Payments made through payroll deductions or scheduled loan repayments, if applicable. This restriction does apply to rollover transactions and lump sum loan repayments.
DISCONTINUANCE OF CONTRIBUTIONS
If allowed under applicable law, and with notice to you, we reserve the right in the future to cease permitting additional Purchase Payments. We will exercise the reservation of such right for all annuity purchasers in the same class in a non-discriminatory manner.
ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment to the Variable Investment Option.
We will allocate your initial Purchase Payment to the Separate Account within two Business Days after we receive the Purchase Payment in Good Order at the Prudential Retirement Service Center. If it is not received in Good Order, we may either return the Purchase Payment immediately, or retain it, generally for no more than two Business Days, but not to exceed five Business Days, while we try to reach you to obtain the necessary information. If we are unable to do so successfully, we will return the Purchase Payment to you within five Business Days. Once we obtain the required information, we will invest the Purchase Payment and issue the Contract within two Business Days. With respect to your initial Purchase Payment that is pending investment in the Separate Account, we may hold the amount temporarily in a suspense account, and may earn interest on such amount. You will not be credited with interest during that period.
An additional Purchase Payment will be priced as of the Business Day we receive the Purchase Payment in Good Order at the Prudential Retirement Service Center.
At our discretion, we may give initial Purchase Payments (as well as transfers) received in Good Order by certain broker-dealers prior to the close of a Business Day the same treatment as they would have received had they been received at the same time at the Prudential Retirement Service Center. Any such arrangements would be governed by the terms and conditions of a written agreement between us and the broker-dealer.
CALCULATING CONTRACT VALUE
The value of your Contract will go up or down depending on the investment performance of the Variable Investment Option. To determine the value of your Contract, we use a unit of measure called an Accumulation Unit. An Accumulation Unit works like a share of a mutual fund.
Every day we determine the value of an Accumulation Unit for the Variable Investment Option. We do this by:
1)Adding up the total amount of money allocated to a specific investment option;
2)Subtracting from that amount, insurance charges and any other applicable charges such as for taxes; and
3)Dividing this amount by the number of outstanding Accumulation Units.
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When you make a Purchase Payment to a Variable Investment Option, we credit your Contract with Accumulation Units of the Sub-account for the investment options you choose. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment allocated to an investment option by the Accumulation Unit Value of the Accumulation Unit for that investment option. We calculate the Accumulation Unit Value for the investment option after the New York Stock Exchange closes each day and then credit your Contract.

When you make a withdrawal to a Variable Investment Option, we debit your Contract with Accumulation Units of the Sub-account for the investment options you choose. The number of Accumulation Units debited to your Contract is determined by dividing the amount of the withdrawal allocated to an investment option by the Accumulation Unit Value of the Accumulation Unit for that investment option. We calculate the Accumulation Unit Value for the investment option after the New York Stock Exchange closes each day and then debit your Contract. The value of the Accumulation Units can increase, decrease, or remain the same from day to day.
We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total Purchase Payments.
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SECTION 5 : WHAT ARE THE EXPENSES ASSOCIATED WITH THE PRUDENTIAL RETIREMENT SECURITY ANNUITY VII?
There are charges and other expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below.
CHARGES IN GENERAL
This section describes the types of charges you may pay while you own this Contract, including the current and maximum allowable charges under the Contract. The current charges can be changed. Although a particular current charge can increase or decrease, it can never exceed the maximum charge amount. Additionally, the Company is not prohibited from increasing a charge (up to the maximum charge), simply because a particular charge is currently set at zero.
The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract.
ADMINISTRATIVE EXPENSE
We have the right to deduct an administrative expense . Th i s charge cover s our expenses for mortality and expense risk, administration, marketing and distribution. The mortality risk portion of the charge is for assuming the risk that the Annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of Annuity Payments. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the Contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the Contract. This includes preparing and issuing the Contract; establishing and maintaining Contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.
The current administrative expense equals, on an annual basis, the following percentages of the daily Contract Value:

	Current	Maximum
Administrative Expense	0.00%	1.75%
While we presently charge the percentage amount reflected in the “Current” column above, we have the right to increase this charge up to the percentage amount reflected in the “Maximum” column above, but we have no current intention to do so. We will give you written notice before increasing this charge.
BASE CONTRACT FEE - PRUDENTIAL INCOMEFLEX TARGET BENEFIT CHARGES
In addition to the current administrative expense , each day we make a deduction for the charges associated with the Prudential IncomeFlex Target Benefit.
The IncomeFlex Target Benefit charge equals, on an annual basis, the following percentages of the daily Contract Value:

	Current	Maximum
IncomeFlex Target Benefit (also referred to as the Base Contract Fee)	1.20%	1.50%
While we presently charge the percentage amount reflected in the “Current” column above, we have the right to increase this charge up to the percentage amount reflected in the “Maximum” column above, but we have no current intention to do so. We will give you written notice before increasing this charge.
Any increase in these IncomeFlex Target Benefit charges would apply only to Step-Up transactions after the effective date of the increase. Please see “Increase Of Income Base and Annual Guaranteed Withdrawal Amount – Step-Up” in Section  3 , “What Are The Benefit s Available Under The Contract ?”
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If the charges under the Contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the Contract.
SURRENDER CHARGE
There are no surrender charges in this product.
TAXES ATTRIBUTABLE TO PREMIUM
There may be federal, state and local premium based taxes applicable to your Purchase Payment. We are responsible for the payment of these taxes and may make a deduction from the value of the Contract to pay some or all of these taxes. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the Contract Owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.
TRANSFER FEE
You can make up to 12 free transfers every Contract year. We measure a Contract year from the date we issue your Contract (Contract Date). If you make more than 12 transfers in a Contract year, we may deduct a transfer fee of up to a maximum of $30 per transfer. Currently, we waive this fee. If we begin to impose this fee, we will deduct the transfer fee pro-rata from the investment options from which the transfer is made.
COMPANY TAXES
We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may charge for these taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or general account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the Separate Account Annuity Contracts because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) as described above, we do not currently include company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.
UNDERLYING MUTUAL FUND FEES
When you allocate a Purchase Payment or a transfer to the Variable Investment Option, we in turn invest in shares of a corresponding underlying mutual fund. The fund charges fees and incurs operating expenses that are in addition to the Contract-related fees described in this section. Without regard to expense caps, the total fees and operating expenses of the Vanguard Balanced Index Fund is 0.06% annually. For additional information about fund fees, please consult the fund prospectus.
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SECTION 6 : HOW CAN I ACCESS MY MONEY?
You can access your money by:
▪Making a withdrawal (either partial or complete); or
▪Choosing to receive Annuity Payments during the Annuity Phase (annuitization). Please see Section  8 , “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization) ”
WITHDRAWALS DURING THE ACCUMULATION PHASE
When you make a full withdrawal, you will receive the value of your Contract minus any applicable fees. We will calculate the value of your Contract and charges, if any, as of the date we receive your request in Good Order at the Prudential Retirement Service Center. All withdrawals, including ones made after you have Locked In your IncomeFlex Target Benefit reduce your Contract Value. For information on how withdrawals impact your IncomeFlex Target Benefit, please see Section 3, “What Are The Benefits Available Under The Contract?”
Participants may effect withdrawal requests through Prudential's website, www.prudential.com. In addition, Participants may make withdrawal requests toll-free at (877) 778-2100 during our normal business hours, 8:00 a.m. to 9:00 p.m. Eastern Time, Monday through Friday, excluding holidays and days on which the New York Stock Exchange or Prudential is closed for business (including emergency closings).
Participants may also complete a paper form to provide to Prudential when requesting a distribution or loan, should the plan allow. Participants can obtain the paper form by calling (877) 778-2100. Participants can then send the completed form to the following address, or fax it to (866) 439-8602: 30 Scranton Office Park, Scranton PA 18507. All requests will be processed on the Business Day they are received in Good Order.
The minimum amount that may be withdrawn is $250 or, if less, the Contract Value. We currently waive this minimum. We may begin to impose this minimum at any time in the future. We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in Good Order.
Income taxes, tax penalties and certain restrictions also may apply to any withdrawal you make. For a more complete explanation, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
AUTOMATED WITHDRAWALS
We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will price your withdrawals received in Good Order at the end of the Business Day at the intervals you specify. We will continue at these intervals until you tell us otherwise. The minimum automated withdrawal amount you can make generally is $250. We currently waive this minimum. We may begin to impose this minimum at any time in the future.
Income taxes, tax penalties and certain restrictions may apply to automated withdrawals. For a more complete explanation, see Section 9, “What Are The Tax Considerations Associated With The Prudential Retirement Security Annuity VII?”
SUSPENSION OF PAYMENTS OR TRANSFERS
The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
▪The New York Stock Exchange is closed (other than customary weekend and holiday closings);
▪Trading on the New York Stock Exchange is restricted;
▪An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the Accumulation Units; or
▪The SEC, by order, permits suspension or postponement of payments for the protection of Owners.
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SECTION 7 : WHAT INVESTMENT OPTION CAN I CHOOSE?
The Contract provides you with one Variable Investment Option into which you may allocate your Purchase Payments. The Variable Investment Option invests in the Vanguard Balanced Index Fund, which is a series of the Vanguard Valley Forge Funds mutual fund. The current prospectus for the Vanguard Balanced Index Fund, available under your Contract, contains important information about the underlying mutual fund in which your Variable Investment Option invests. There are deductions from and expenses paid out of the assets of the fund that are described in the current prospectus for the fund. When you invest in a Variable Investment Option funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. For additional copies of the current underlying fund prospectus please call (877) 778-2100 or write us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507.
We do not provide investment advice, nor do we recommend any particular Variable Investment Option. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to a Variable Investment Option.
VARIABLE INVESTMENT OPTION
The Variable Investment Option is a Sub-account that invests exclusively in a single portfolio. Please refer to Appendix A: “Portfolio Available Under The Contract” later in this prospectus for certain information regarding the portfolio, including (i) its name, (ii) its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objective, (iii) its investment adviser and any sub-adviser, (iv) current expenses and (v) performance. There is no guarantee that any portfolio will meet its investment objective. The portfolio has issued a prospectus that contains more detailed information about the portfolio. The prospectus for the portfolio can be requested by writing us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.
The Vanguard Balanced Index Fund is managed by The Vanguard Group, Inc.
The fund underlying the Variable Investment Option available under this Contract may also be available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of the fund directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also will not have annuity options or insurance features available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the fund available through PRIAC or your plan, rather than to information that may be available through alternate sources.
PAYMENTS MADE TO PRIAC
In general, PRIAC may enter into agreements with the underlying portfolios and/or investment advisers to underlying portfolios that are offered through its variable annuity contracts. PRIAC may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it may receive a fee, as compensation for providing those services. PRIAC has not entered into such an agreement and accordingly does not receive such a payment from the underlying portfolio and/or investment adviser to the underlying portfolio under this Contract.
In addition, the investment adviser, sub-adviser or distributor of the underlying portfolio may compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with variable annuity contracts. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker-dealer firms’ registered representatives, plan sponsors and participants, and creating marketing material discussing variable annuity contracts and the available options. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, sub-adviser’s or distributor’s participation.

In addition to the payments described above, the underlying portfolio, the investment adviser, sub-adviser, distributor and/or its service provider may make payments to other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.

TRANSFERS AMONG OPTIONS
Although there is only one Variable Investment Option available in PRSA VII, we reserve the right to assess the below limitations as well as charge a transfer fee if we add another Variable Investment Option in the future. If we add another Variable Investment Option, all transfers are subject to the terms and conditions set forth in this prospectus and the prospectus for the underlying portfolio . A transfer of this nature is not considered an additional Purchase Payment. The minimum transfer amount is the lesser of
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$250 or the total amount in the investment option from which the transfer is to be made. Currently, we waive this minimum transfer amount. We have the right to begin imposing this minimum transfer amount for any future transfers.
In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Retirement Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the Business Day on which it was received in Good Order by us, or by certain entities that we have specifically designated. Good Order includes receipt of all necessary information to ensure the transfer is permitted under and in compliance with the applicable retirement arrangement. Transfer requests that are not in Good Order will be valued on the Business Day that Good Order is determined. Transfer requests received after the close of the Business Day will take effect at the end of the next Business Day.
During the Contract Accumulation Phase, you can make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer. For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same Business Day as a single transfer. Currently, we waive this transfer charge. We have the right to begin imposing this charge for any future transfers.
REDEMPTION FEES AND ABUSIVE TRADING PRACTICES
While we presently offer only one investment option under the Contract, we may offer additional investment options in the future. If more than one investment option is available, we may allow the transfer of sums between or among them. The practice of making frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing” or “excessive trading,” can make it very difficult for a portfolio manager to manage an underlying mutual fund’s investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs or affect performance. For these reasons, the Contract was not designed for persons who make programmed, large or frequent transfers.
We consider “market timing/excessive trading” to be one or more trades into and out of (or out of and into) the same Variable Investment Option within a rolling 30-day period when each exceeds a certain dollar threshold. Automatic or system-driven transactions, such as contributions or loan repayments by payroll deduction, regularly scheduled or periodic distributions, or periodic rebalancing through an automatic rebalancing program do not constitute prohibited excessive trading and will not be subject to these criteria. In addition, certain investments are not subject to the policy, such as stable value funds, money market funds and funds with fixed unit values.
In light of the risks posed by market timing/excessive trading, we monitor transactions in an effort to identify such trading practices. We reserve the right to limit the number of your transfers in any year, and to take the other actions discussed below. We also reserve the right to refuse any transfer request if: (a) we believe that market timing (as we define it) has occurred; or (b) we are informed by an underlying fund that transfers in its shares must be restricted under its policies and procedures concerning excessive trading.
The ability of PRIAC to monitor for frequent trading is limited for Contracts under which PRIAC does not provide the Participant record keeping. In those cases, another entity maintains the individual records and submits to PRIAC only aggregate orders combining the transactions of many Participants. Therefore, PRIAC may be unable to monitor investments by individual investors. Under SEC rules, an underlying fund may ask us to identify third party administrators that hold individual Participant records and we are obligated to use our best efforts to identify whether or not the third party administrator is deemed an indirect intermediary.
In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific procedures:
▪Warning. Upon identification of activity that meets the market-timing criteria, a warning letter will be sent to you.
▪Restriction. A second incidence of activity meeting the market timing criteria within a six month period will trigger a trade restriction. If permitted by the Contract and otherwise allowed by law, PRIAC will restrict you from trading through the internet, phone or facsimile for all investment options available. In such case, you will be required to provide written direction via standard (non-overnight) U.S. mail delivery for trades. The duration of a trade restriction is three months, and may be extended incrementally (three months) if the behavior recurs during the six month period immediately following the initial restriction.
▪Action by an Underlying Fund. A portfolio may have adopted its own policies and procedures with respect to excessive trading, and we reserve the right to enforce these policies and procedures. The prospectus for the portfolio describes any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under federal securities regulations, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific
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Contract Owners who violate the excessive trading policies established by the portfolio. We reserve the right to impose any such restriction at the fund level, and all Participants under a particular Contract would be impacted. In addition, you should be aware that some portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.
A portfolio also may assess a short term trading fee in connection with a transfer out of the Variable Investment Option investing in that portfolio that occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Contract Value.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
SCHEDULED TRANSACTIONS
Scheduled transactions include systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code and Annuity Payments. Generally, scheduled transactions in Good Order are valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be valued on the next Business Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and Annuity Payments only), the next Business Day falls in the subsequent calendar year, in which case the transaction will be valued on the prior Business Day.
VOTING RIGHTS
As stated above, all of the assets held in the Sub-account of the Separate Account are invested in shares of the corresponding fund. PRIAC is the legal owner of those shares. As such, PRIAC has the right to vote on any matter voted on at any shareholders meetings of the fund. However, as required by law, PRIAC votes the shares of the fund at any regular and special shareholders meetings the fund is required to hold in accordance with voting instructions received from investors. For purposes of voting rights, the investor is the person for whom the IRA was established.
The fund may not hold annual shareholders meetings when not required to do so under the laws of the state of its incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from investors are received, and any shares owned directly or indirectly by PRIAC, are voted in the same proportion as shares in the respective portfolio for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within the Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting,” it is possible that the votes of a small percentage of investors who actually vote will determine the ultimate outcome. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit PRIAC to vote shares of the fund in its own right, it may elect to do so.
Generally, investors may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the fund. With respect to approval of the investment advisory agreement or any change in a portfolio’s fundamental investment policy, investors participating in such portfolio will vote separately on the matter, as required by applicable securities laws.
The number of fund shares for which an investor may give instructions is determined by dividing the portion of the value of the Separate Account derived from participation in a Sub-account, by the value of one share in the corresponding portfolio of the applicable fund. The number of votes for which the investor may give us instructions is determined as of the record date chosen by the Board of the applicable fund. We furnish the investor with proper forms and proxies to enable the investor to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.
PRIAC may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of the fund's portfolio, or to approve or disapprove an
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investment advisory contract for a fund. If we do disregard voting instructions, we will advise of that action and our reasons for such action in the next annual or semi-annual report.
SUBSTITUTION
We may substitute the underlying mutual fund or portfolio used by the Variable Investment Option. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. Moreover, any such substituted fund will have substantially similar investment objectives to those of the Vanguard Balanced Index Fund. You will be given specific notice in advance of any substitution we intend to make. We may also add additional Variable Investment Options, and cease to allow new investments in the fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract.
REPORTS TO YOU
We will send you, at least annually, reports showing as of a specified date the amounts credited to you in the Sub-accounts of the PRIAC Variable Contract Account A. We will also send annual and semi-annual reports for the applicable underlying fund.
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SECTION 8 : WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE ANNUITY PHASE? (ANNUITIZATION)
PAYMENT PROVISIONS
If you so choose, you may annuitize some or all of your Adjusted Contract Value and can begin taking Annuity Payments, any time after the first Contract anniversary. We make the income plans described below available at any time before the Annuity Date. Annuity Options under the Contract define the frequency and duration of Annuity Payments. During the Annuity Phase, all of the Annuity Options under this Contract are fixed Annuity Options. This means that your participation in the Variable Investment Options ends on the Annuity Date. Generally, once the Annuity Payments begin, the Annuity Option cannot be changed and you cannot make withdrawals or surrender the Contract. We reserve the right to change the following annuity options in the future.
IN ADDITION TO THE ANNUITY OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT OFFERS GUARANTEED INCOME IN THE FORM OF GUARANTEED WITHDRAWALS. THIS SECTION DOES NOT DESCRIBE THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT, WHICH IS NOT AN ANNUITY OPTION. PLEASE SEE SECTION  3 , “WHAT ARE THE BENEFIT S AVAILABLE UNDER THE CONTRACT ?”
Option 1: Annuity Payments For A Period Certain
Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The Annuity Payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the period certain. If the Annuitant dies during the Annuity Phase, payments will continue to the Beneficiary for the remainder of the period certain.
Option 2: Life Annuity With 10 Years Period Certain
Under this option, we will make Annuity Payments monthly, quarterly, semiannually, or annually as long as the Annuitant is alive. If the Annuitant dies before we have made 10 years’ worth of payments, we will continue to pay the Beneficiary the remaining payments of the 10 year period.
Other Annuity Options
We currently offer a variety of other Annuity Options not described above. At the time Annuity Payments are chosen, we may make available to you any of the fixed Annuity Options that are offered at your Annuity Date.
TAX CONSIDERATIONS
Your Contract will be held in a custodial account established as an IRA or Roth IRA. You should consider the required minimum distribution provisions of the Code when selecting your Annuity Option. Roth IRAs are not subject to the required minimum distributions of the Code during the owner’s lifetime.
HOW WE DETERMINE ANNUITY PAYMENTS
Generally speaking, the Annuity Phase of the Contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (period certain annuities) or for the duration of the life of the Annuitant (and possibly co-annuitant) (life annuities). Certain assumptions are common to both period certain and life annuities. In each type, we assume that the value you apply at the outset toward your Annuity Payments earns interest throughout the payout period. If our current annuity purchase rates on the Annuity Date are more favorable to you than the guaranteed rates stated below, we will make payments based on those more favorable rates.
Assumptions that we use for period certain and life annuities differ, as detailed in the following overview:
Period Certain Annuities
Generally speaking, in determining the amount of each Annuity Payment under a period certain annuity, we start with the Adjusted Contract Value and add interest assumed to be earned over the period certain. Using the interest in effect, we determine the benefit that can be supported during the guaranteed period such that the present value of the benefit payments equals the accumulated account balance. The life expectancy of the Annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a period certain that exceeds life expectancy.
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Life Annuities
More variables affect our calculation of life Annuity Payments. Most importantly, we make several assumptions about the Annuitant’s or co-annuitant’s life expectancy. As stated above, we will pay you the more favorable benefit between that determined by applying current assumptions and that determined by applying minimum guarantee assumptions, which is referred to as the guaranteed annuity benefit.
Below are the minimum guarantee assumptions, subject to the requirements of state insurance law, that we use to determine the guaranteed annuity benefit:
▪2% Interest
▪8.25% Factor (A percentage if applied to the annuitized account balance would reflect an amount that may cover the expected cost to the Company for administering the payments.)
▪1950 Male Group Annuity Valuation Table, with age setback of 4.8 years plus one-fifth of the number of years from 1895 to the Annuitant’s year of birth
In addition, certain states may require the use of assumptions that produce a more favorable benefit. When these requirements apply, the more favorable benefit will be paid.
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SECTION 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE PRUDENTIAL RETIREMENT SECURITY ANNUITY VII?
The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. You should consult a qualified tax advis e r for complete information and advice. The discussion includes a description of certain spousal rights under the Contract and under tax qualified plans.
This Contract may be purchased by custodial IRAs and Roth IRAs, which can hold other permissible assets other than the Contract . The terms and administration of the trust or custodial account in accordance with the laws and regulations are the responsibility of the applicable trustee or custodian.
The tax advantages available with this Contract may exist solely from its purchase through retirement accounts or accounts qualifying for federal tax benefits under section 408(a) and 408A of the Code. In contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contracts are not issued or purchased through one of these types of retirement accounts, the taxes on gains may not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax qualified plan, as well as the costs and benefits of the Contract (including annuity income), before you purchase the Contract in a tax qualified account.
CONTRACTS HELD BY TAX FAVORED PLANS
The following discussion covers annuity contracts held under tax favored Retirement Plans.
Currently, the Contract may be purchased for use in connection with IRAs, which are subject to Section 408(a) and 408A of the Code. This Contract is issued as a nonqualified annuity. In order for it to be used for an IRA or Roth IRA, the Contract must be issued to a custodial account established as an IRA or Roth IRA. This description assumes that you have satisfied the requirements for eligibility for these accounts.
IRAs. When you purchase this Contract for use in an IRA, we will provide you with a copy of the prospectus and Contract. If the IRA is being established at the same time you purchase the Contract, an “IRA Disclosure Statement,” containing information about eligibility, contribution limits, tax particulars, and other IRA information will be delivered to you separately. In addition to this information (some of which is summarized below), the Code requires that you have a “revocation period” of seven days following receipt of the IRA Disclosure Statement to cancel the IRA funded by the Contract and receive a refund equal to the amount of your Purchase Payments. The revocation period runs concurrent with any free look period required by State law. During this “revocation period,” you can cancel the Contract by notifying us in writing, and you will receive a refund equal to the greater of your Purchase Payments or the Contract Value (as of the date you surrendered your Contract), less any applicable federal and state income tax withholding. After the revocation period ends, you may still cancel the Contract during the remaining free look period. See “Short Term Cancellation Right or ‘Free Look’” in Section 1, “What Is The Prudential Retirement Security Annuity VII?” Please note this does not apply if you are not establishing an IRA at the same time you purchase the Contract.
Roth IRAs. When you purchase this Contract for use with a Roth IRA, we will provide you with a copy of the prospectus and Contract. If the Roth IRA is being established at the same time you purchase this Contract, a “Roth IRA Disclosure Statement,” containing information about eligibility, contribution limits, tax particulars, and other Roth IRA information will be delivered to you separately. In addition to this information (some of which is summarized below), the Code requires that you have a “revocation period” of seven days following receipt of the Roth IRA Disclosure Statement to cancel the Roth IRA funded by the Contract and receive a refund equal to the amount of your Purchase Payments. The revocation period runs concurrent with any free look period required by State law. During this “revocation period” you can cancel the Contract by notifying us in writing, and you will receive a refund equal to the greater of your Purchase Payments or the Contract Value (as of the date you surrendered your Contract), less any applicable federal and state income tax withholding. After the revocation period ends, you may still cancel the Contract during the remaining free look period. See “Short Term Cancellation Right or “Free Look” in Section 1, “What Is The Prudential Retirement Security Annuity VII?” Please note this does not apply if you are not establishing a Roth IRA at the same time you purchase the Contract.
Contribution Limits/Rollovers. Because of the way the Contract is designed, you may only purchase a Contract for an IRA and/or Roth IRA in connection with a “rollover” of amounts from a qualified Retirement Plan (see cover page of prospectus). You must make a minimum initial payment of $20,000 to purchase a Contract in connection with an IRA or Roth IRA. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA or Roth IRA. For 2021 the annual limit for an IRA is $6,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. Contribution limits for a Roth IRA are established as the same annual contribution limits reduced by any amounts you have contributed to an IRA for the contribution
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year. While contributions to an IRA may be deductible, subject to income limits, contributions to a Roth IRA cannot be deducted from your gross income.
The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored Retirement Plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. If you terminated employment and had an outstanding loan from your employer plan, any outstanding loan balance not paid back under plan rules after termination of employment becomes taxable in the year of default.  Under the Tax Cuts and Jobs Act, for defaults related to termination of employment after 2017, an individual has until the due date of that year’s return (including extensions) to roll over the outstanding loan amount to an IRA or qualified employer plan. Once you buy the Contract, you can make regular IRA contributions (or Roth IRA contributions for a custodial Roth IRA) under the Contract (to the extent permitted by law and the Contract). An individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a), 403(b) or 457 (governmental) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% additional tax for early distribution). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA.
Non-spouse beneficiaries can also roll over distributions from a tax favored Retirement Plan into an inherited IRA. Currently this Contract is not available to fund inherited IRAs or Roth IRAs. Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot “roll over” benefits from a traditional IRA to a Roth IRA. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60 day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60 day deadline.
Distributions. Usually, the full amount of any distribution from an IRA (including a distribution from this Contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described below. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
▪A 10% early withdrawal additional tax;
▪Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or
▪Failure to take a minimum distribution.
Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for IRAs and Roth IRAs, which is the responsibility of the Owner.
For Roth IRAs, only the earnings portion of distributions that are not qualified distributions are subject to income tax and the 10% early withdrawal additional tax. Distributions of amounts converted to a Roth IRA within five years of the conversion are also subject to the 10% additional tax, even though income tax is not due at the time of the distribution. The other penalties apply to the entire Roth account. “Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the Roth IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA.
REQUIRED MINIMUM DISTRIBUTION PROVISIONS AND PAYMENT OPTION
When you hold the Contract under an IRA (or other tax favored plan), IRS required minimum distribution provisions must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70 1/2 after such date) and must be made for each year thereafter. Roth IRAs are not subject to these required minimum distribution rules during the Owner’s lifetime. The amount of the payment from the IRA must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us
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within a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.
To determine the amount of any required minimum distributions the value of the Contract will be calculated based on the sum of the Contract Value and the net actuarial present value of any additional Death Benefits and benefits under the Contract. As a result, if amounts are distributed from the Contract to satisfy the required minimum distribution rules, the amount distributed may be larger than if the calculation were based on the Contract Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Contract and an increased amount of taxable income distributed to the Contract Owner, and a reduction of Death Benefits and the benefits of the Prudential IncomeFlex Target Benefit.
You can use the minimum distribution option to satisfy the IRS required minimum distribution rules for this Contract without either beginning Annuity Payments or surrendering the Contract. We will distribute to you this required minimum distribution amount, less any other partial withdrawals that you made during the year. Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similarly, if the IRA that includes the Contract has other investments, you can choose to satisfy your minimum distribution requirement from those investments.
CHARITABLE IRA DISTRIBUTIONS
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2 . Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70 1/2; over (2) the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR QUALIFIED ANNUITY CONTRACTS
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. This information provided below applies to an employee or IRA owner who died after January 1,2020. For an employee or IRA owner who died prior to January 1 2020, please consult your tax advis e r regarding the applicable post-death distribution requirements.

•If you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death (i.e., a new 10-year distribution period begins).
Instead of taking distributions under the 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence by December 31 of the year after your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of 18, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distributing period under the stretch rule was more or less than 10 years).
If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective
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bargaining agreements, this new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.
The post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the above requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries. You may wish to consult a professional tax advis e r about the federal income tax consequences of your beneficiary designations.
In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
Until withdrawn, amounts in a qualified annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advis e r for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
ADDITIONAL TAX FOR EARLY DISTRIBUTIONS
You may owe a 10% additional tax on the taxable part of distributions received from an IRA or Roth IRA, before you attain age 59 1/2. Amounts are not subject to this additional tax if:
▪the amount is paid on or after you reach age 59 1/2 or die;
▪generally the amount received is attributable to your becoming disabled; or
▪the amount paid or received is in the form of substantially equal payments not less frequently than annually (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the Annuity during that time period will generally result in retroactive application of the 10% additional tax).
Other exceptions to this tax may apply. You should consult your tax advis e r for further details.
WITHHOLDING
Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on Annuity Payments where no mandatory withholding is required is determined on the basis of
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the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
▪For any Annuity Payments not subject to mandatory withholding, you will have taxes withheld under the applicable default withholding rules.
▪For all other distributions, we will withhold at a 10% rate.
We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advis e r to find out more information on your potential liability if you fail to pay such taxes.
If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien) and you request a payment be delivered outside the U.S., we are required to withhold income tax. There may be additional state income tax withholding requirements.
CARES ACT IMPACTS
In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans. While most provisions applied only to 2020, certain items impact future years as well.
Waiver of Required Minimum Distributions (RMDs) for 2020. The requirement to take minimum distributions from defined contribution plans and IRAs was waived for 2020. For deaths occurring before 2020, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5-year rule is extended by one year. The 1-year election rule for life expectancy payments by an eligible beneficiary is also extended by 1 year so that for a 2019 death, the election for a lifetime payout can be made by December 21, 2021.
Withdrawals from Employer Plans and IRAs, including Roth IRAs. Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs. The relief applies to such distributions made at any time on or after January 1, 2020 and before December 31, 2020 and permits recontribution of such distribution to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution. Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions.
The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan. The relief was limited to aggregate distributions of $100,000.
Plan Loans. Relief is provided with respect to plan loans taken by any “qualified individual” (as defined by federal tax law) who is affected by the coronavirus in that the due date for any repayment on a loan that otherwise is due between March 27, 2020 (the date of enactment) and December 31, 2020, would be delayed for one year. This also would extend the maximum loan period (normally five years).
ERISA DISCLOSURE/REQUIREMENTS
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for purposes of the Code, an IRA and Roth IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Contract. This information has to do primarily with the fees, charges, discounts and other costs related to the Contract, as well as any commissions paid to any agent selling the Contract.
Information about any applicable fees, charges, discounts, penalties or adjustments may be found in Section  5 , “What Are The Expenses Associated With The Prudential Retirement Security Annuity VII?”
Information about sales of the Contract may be found in Section 10, “Other Information.” In addition, other relevant information required by the exemptions is contained in the Contract and accompanying documentation. Please consult your tax advis e r if you have any additional questions.
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ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts
Internal Revenue Service Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or a 401(a) qualified retirement plan to a state ’ s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state ’ s unclaimed property fund.

Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

Please consult with your tax or legal adviser before electing the Spousal Benefit for a domestic partner or civil union partner.
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SECTION 10: OTHER INFORMATION
SALE AND DISTRIBUTION OF THE CONTRACT
Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of variable annuity contracts and variable life insurance products we and our affiliates offer.
PIMS’s principal business address is 655 Broad Street, 19th Floor, Newark, New Jersey 07102. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the Financial Industry Regulatory Authority (FINRA).
The Contract is offered on a continuous basis. PIMS may enter into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Contract but are exempt from registration (firms). Applications for the Contract may be solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the Contract directly to potential purchasers.
Commissions may be paid to firms on sales of the Contract according to one or more schedules. The individual representative would receive a portion of the compensation, depending on the practice of his or her firm. Any commission would be generally based on a percentage of Purchase Payments, up to a maximum of 8%.
We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Contract. Commissions and other compensation paid in relation to the Contract do not result in any additional charge to you or to the Separate Account not described in this prospectus.
In addition, in an effort to promote the sale of our products (which may include the placement of PRIAC and/or the Contract on a preferred or recommended company or product list and/or access to the firm’s registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the Contract’s features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements, if any, is provided in the Statement of Additional Information which is available upon request.
To the extent permitted by FINRA rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you not described in this prospectus. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
In addition, we or our affiliates may provide such compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or variable life insurance offered by different Prudential business units.
FINANCIAL STATEMENTS
The financial statements of PRIAC and the Separate Account are included in the Statement of Additional Information (SAI). For a free copy of the SAI, contact the Prudential Retirement Service Center by calling (877) 778-2100, or writing to Prudential Retirement, 30 Scranton Office Park, Scranton PA 18507.
LEGAL PROCEEDINGS
PRIAC is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to PRIAC and proceedings generally applicable to business practices in the industry in which we operate. PRIAC is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. PRIAC is also subject to
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litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, PRIAC, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of PRIAC’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
PRIAC establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. As of December 31, 2020, the aggregate range of reasonably possible losses in excess of accruals established is not material. PRIAC reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
PRIAC’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that PRIAC’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of PRIAC’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on PRIAC’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PIMS to perform its contract with the Separate Account; or PRIAC’s ability to meet its obligations under the Contract.
ASSIGNMENT
This Contract must be used to fund an IRA, and therefore you generally may not assign the Contract during your lifetime. In all cases, the Contracts cannot be assigned without our written consent.
ADDITIONAL INFORMATION
PRIAC has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC’s principal office in Washington, D.C., upon payment of a prescribed fee.
The Statement of Additional Information is available from PRIAC without charge. The addresses and telephone numbers are set forth on the cover page of this prospectus
HOW TO CONTACT US
You can contact the Prudential Retirement Service Center by:
▪calling (877) 778-2100 during our normal business hours, 8:00 a.m. to 9:00 p.m. Eastern Time, Monday through Friday, to speak with a customer service representative, or 24 hours per day to access our telephone automated response system.
▪writing to us via regular or express mail at 30 Scranton Office Park, Scranton, PA 18507. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
▪accessing information via our internet website at www.prudential.com.
You can obtain account information by calling our automated response system and at www.prudential.com. Our customer service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our internet website or through a customer service representative. You can authorize a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account, after the necessary legal documentation has been provided. We require that you or your representative provide proper identification before performing transactions over the telephone or through our internet website. This may include a Personal Identification Number (PIN). You may establish or change your PIN by calling our automated response system.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claim, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using
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verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures. PRIAC does not guarantee access to telephonic, facsimile, internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, internet or any other electronic means are unavailable or delayed. PRIAC reserves the right to limit, restrict or terminate telephonic, facsimile, internet or any other electronic transaction privileges at any time.

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APPENDIX A: PORTFOLIO AVAILABLE UNDER THE CONTRACT

The following is the portfolio available under the Contract. More information about the portfolio is available in the prospectus for the portfolio, which may be amended from time to time. The prospectus for the portfolio can be requested by writing us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.

The current expenses and performance information below reflects fee and expenses of the portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The portfolio's past performance is not necessarily an indication of future performance.

Portfolio Type/Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1-year	5-year	10-year
Moderate Allocation With 60% of its assets, the fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the fund seeks to track the performance of a broad, market-weighted bond index.	Vanguard Balanced Index Fund (Institutional Shares) Adviser: The Vanguard Group, Inc.	0.06%	16.41%	11.29%	10.00%

a

Prudential Retirement
30 Scranton Office Park
Scranton, PA 18507

This prospectus describes the important features of the Contract and provides information about Prudential Retirement Insurance and Annuity Company (“PRIAC,” the “Company,” “we,” “our,” or “us”) and the PRIAC Variable Contract Account A (the “Separate Account”). We have filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information (“SAI”) that includes additional information about the Contract, PRIAC and the Separate Account. The SAI is incorporated by reference into this prospectus. The SAI is available from us, without charge, upon request. To request a copy of the SAI, to ask about your Contract, or to make other investor inquiries, please call (877) 778-2100. We file periodic reports and other information about the Contract and the Separate Account as required under the federal securities laws. Those reports and other information about us are available on the SEC's website at http://www.sec.gov, and copies of reports and other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov

© 20 22 Prudential Financial, Inc. and its related entities. Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

Ed. 05-2022	EDGAR CONTRACT IDENTIFIER: C000219213
SS-IFX-VII-PROSP	NOT01PRSA7

PRUDENTIAL RETIREMENT SECURITY ANNUITY III
PRUDENTIAL RETIREMENT SECURITY ANNUITY VII
STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2022

The Prudential Retirement Security Annuity III and the Prudential Retirement Security Annuity VII (the “Contracts”) are flexible premium deferred annuities (the “Annuity” or “Contract”) offered by Prudential Retirement Insurance and Annuity Company (“PRIAC , ” the “Company,” “we,” or “us” ), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). The Contracts are funded through the PRIAC Variable Contract Account A (the “Account”).
This Statement of Additional Information is not a prospectus. The prospectus for the Contract contains information that you should consider before investing. To obtain copies of the prospectuses, without charge, you can write to the Prudential Retirement Service Center, 30 Scranton Office Park, Scranton, PA 18507, or contact us by telephone at (877) 778-2100. We do not incorporate by reference any information to this Statement of Additional Information.

FOR FURTHER INFORMATION CALL 1-877-778-2100 OR VISIT: WWW.PRUDENTIAL.COM
Prospectus Dated: MAY 1, 2022	Statement of Additional Information Dated: MAY 1, 2022

Prudential Retirement Insurance and Annuity Company	Prudential Retirement Service Center
280 Trumbull Street	30 Scranton Office Park
Hartford, CT 06103	Scranton, PA 18507

Telephone: (860) 534-2000	Telephone: (877) 778-2100
Prudential IncomeFlex Target® is a registered trademark of The Prudential Insurance Company of America.

1

COMPANY
Prudential Retirement Insurance and Annuity Company (“ PRIAC ”, the “Company , ” “we,” “our,” or “us” ) is a stock life insurance company incorporated under the laws of Connecticut in 1981. It is authorized to do business in the District of Columbia and all states. The Company issues group and individual annuities and other insurance contracts. The Company was formerly a subsidiary of Connecticut General Life Insurance Company, which is an indirect, wholly-owned subsidiary of CIGNA Corporation, based in Philadelphia, Pennsylvania. On April 1, 2004, the Company was acquired by The Prudential Insurance Company of America, a New Jersey stock life insurance company (“Prudential Insurance”). The Company is a wholly-owned subsidiary of Prudential Insurance, which in turn is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”), an insurance holding company based in Newark, New Jersey. As PRIAC’s ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of PRIAC and Prudential Insurance. However, neither Prudential Financial nor Prudential Insurance, nor any other related company, has any legal responsibility to pay amounts that PRIAC may owe under the Contract. Among other things, this means if you begin taking Annual Guaranteed Withdrawal Amount payments under the Prudential IncomeFlex Target Benefit and the value of that benefit exceeds your current Contract Value, you would rely solely on the ability of PRIAC to make payments under that benefit out of its own assets.
PRIAC VARIABLE CONTRACT ACCOUNT A
PRIAC Variable Contract Account A, also referred to as “Separate Account,” was established by us under Connecticut Insurance Law on October 6, 2006, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The Separate Account holds the assets that are associated with certain variable annuity contracts we offer.
The assets of the Separate Account are held in the name of PRIAC and legally belong to us. Income, gains, and losses, whether or not realized, for assets allocated to the Separate Account, are, in accordance with the applicable Contracts, credited to or charged against the Separate Account without regard to other income, gains, or losses of PRIAC. PRIAC segregates the Separate Account assets from all of its other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business PRIAC conducts. However, all obligations under the Contract are PRIAC’s general corporate obligations.
PRINCIPAL UNDERWRITER
Prudential Investment Management Services LLC (“PIMS”), an indirect wholly-owned subsidiary of Prudential Financial, offers the Contract on a continuous basis through corporate office and regional home office associated persons in those states in which the Contract may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
During 2020, 2019, and 2018, no payments were made to PIMS for its services as principal underwriter.
PIMS may pay commissions to broker-dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, PIMS may pay trail commissions to registered representatives who maintain an ongoing relationship with a Contract Owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of PRIAC or PIMS on a preferred or recommended company or product list and/or access to the firm’s registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Contract’s features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm’s registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the FINRA rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.
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The list below identifies three general types of payments that PIMS may pay which are broadly defined as follows:
•Percentage Payments based upon “Assets Under Management” or “AUM”: This type of payment is a percentage payment that is based upon the total amount held in all PRIAC products that were sold through the firm (or its affiliated broker-dealers).
•Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as Purchase Payments under PRIAC annuity products sold through the firm (or its affiliated broker-dealers).
•Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker-dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these purchase payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

OTHER SERVICE PROVIDERS
We generally conduct our operations through staff employed by us or our affiliates within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by us may change over time. Non-affiliated entities that could be deemed service providers to the Separate Account, with respect to this Contract, consist of the following: Broadridge Investor Communication Solutions, Inc. (proxy services, regulatory mailing fulfillment vendor, prospectuses, etc.) located at 51 Mercedes Way, Edgewood, NY 11717 and 1155 Long Island Avenue, Edgewood, NY 11717; Donnelley Financial Solutions (printing semi-annual and annual reports, supplements and prospectuses) located at 1905 Horseshoe Road, Lancaster, PA 17602, 391 Steel Way, Lancaster, PA 17601 and 215 County Avenue, Secaucus, NJ 07094; EDM Americas Inc. (mail handling and records management) located at 10 E.D. Preate Drive, Moosic, PA 18507; ExlService Philippines, Inc. (call center operations) located at 9th Floor 2Quad Building Cardinal Rosales Avenue corner Sumilon Road Cebu Business Park Cebu City 6000 Philippines and 6F, One ECOM Center Mall of Asia Complex Harbor Drive Pasay City 1308 Manila Philippines and ExlService South Africa (PTY) Ltd. located at 12th Floor, Portside Building, Bree Street, Cape Town, South Africa 8001; State Street Bank – Kansas City (custodian and fund accountant) located at 801 Pennsylvania Avenue, Kansas City, MO 64105; and Tata Consultancy Services Ltd. (administrative processing) located at TRIL IT4 - Malad-STP, Infinity IT Park, Gen. A. K. Vaidya Marg, Dindoshi, Malad - East, Mumbai - 400097 India.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each Accumulation Unit is computed as of the end of each Business Day. On any given Business Day the value of a unit in each sub-account will be determined by multiplying the value of a unit of that Sub-account for the preceding Business Day by the unit change factor for that Sub-account for the current Business Day. The unit change factor for any Business Day is determined by dividing the current day net asset value for fund shares by the net asset value for fund shares on the preceding Business Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and adjusting the result for the daily equivalent of the annual charge for all administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of the fund held by that Sub-account by the net asset value of each share, and adding the value of dividends declared by the fund but not yet paid.
MISSTATEMENT OF AGE – ANNUITY PAYMENTS
If there has been a misstatement of the age of any person, or any other relevant facts upon whose life Annuity Payments are based, then we will make adjustments to conform to the facts. As to Annuity Payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
MISSTATEMENTS AND CORRECTIONS AFFECTING THE PRUDENTIAL INCOMEFLEX TARGET BENEFIT
If we discover that your age, your spouse’s age or any other fact pertaining to our guarantees under the Prudential IncomeFlex Target Benefit was misstated, or we discover a clerical error, then, to the extent permitted by applicable law, we will make adjustments to any fees, guarantees or other values under this Annuity to reasonably conform to the facts following our established procedures, which shall be applied on a uniform basis.
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CYBER SECURITY AND BUSINESS CONTINUITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as "business continuity" risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (“NAV”) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
FEDERAL TAX STATUS
Other Tax Rules
1.    Diversification
The Internal Revenue Code provides that the underlying investments for the Variable Investment Options must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government
4

National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the Variable Investment Options for the Contract meet these diversification requirements.
2.    Investor Control
Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.
3.    Entity Owners
When a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include contracts held by an entity as an agent for a natural person, contracts held under a qualified pension or profit sharing plan, a tax deferred annuity or individual retirement plan or contracts that provide for immediate annuities.
4.    Generation-Skipping Transfers
If you transfer your Contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.
FINANCIAL STATEMENTS
The financial statements for PRIAC should be distinguished from the financial statements of the Separate Account, both of which are included herein, and should be considered only as a bearing upon the ability of PRIAC to meet its obligations under the Contracts.
The statutory financial statements of Prudential Retirement Insurance and Annuity Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 and the financial statements of each of the subaccounts of PRIAC Variable Contract Account A as of the dates presented and for each of the periods indicated therein included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, NY 10017.
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PART C
OTHER INFORMATION
ITEM 2 7 . EXHIBITS

(a)
Resolution of the Board of Directors of Prudential Retirement Insurance and Annuity Company authorizing establishment of the PRIAC Variable Contract Account A. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(b)	N/A

(c)
Distribution Agreement between Prudential Investment Management Services LLC (Underwriter) and Prudential Retirement Insurance and Annuity Company (Depositor). Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(d)	(1) Variable Annuity Contract. Filed herewith.

(2) Active Life Certificate (IRA). Filed herewith.

(3) Active Life Certificate (Roth IRA). Filed herewith.

(4) Group Variable Annuity Certificate Rider. Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on October 24, 2013 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(5) Active Life Certificate Rider. Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on April 14, 2014 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(e)
Application form for the Contract. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on September 16, 2011 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(f)
(1) Articles of Incorporation of Prudential Retirement Insurance and Annuity Company, as amended March 31, 2004. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) By-laws of Prudential Retirement Insurance and Annuity Company, as amended June, 2006. Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 Registration Statement No. 333-162553, filed via EDGAR on May 4, 2010 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(g)	N/A

(h)
(1) Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Management Services LLC and Prudential Investments LLC. Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 Registration Statement No. 333-162553, filed via EDGAR on May 4, 2010 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Management Services LLC and Prudential Investments LLC. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on September 16, 2011 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(3) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 3, Prudential Investment Management Services LLC and Prudential Investments LLC. Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on April 15, 2013 on behalf of the PRIAC VARIABLE ACCOUNT A.

(4) Trust Agreement. Incorporated by reference to Pre-Effective No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(5) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 3, Prudential Investment Portfolios 5, Prudential Investment Management Services LLC and PGIM Investments LLC. Incorporated by reference to Post-Effective Amendment No.15 to Form N-4 Registration Statement No. 333-162553, filed via EDGAR on April 14, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(6) Information Sharing Agreement between The Vanguard Group, Inc. and The Prudential Insurance Company of America (and affiliates). Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on February 19, 2020 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(7) Fund Participation Agreement between Connecticut General Life Insurance Company; CIGNA Financial Advisors, Inc.; Vanguard Balanced Index Fund, Inc.; Vanguard Quantitative Fund, Inc.; Vanguard/Wellington Fund, Inc.; and The Vanguard Group, Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement No. 333-170345, filed April 14, 2020 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(i)	N/A

(j)	N/A

(k)	Consent and Opinion of Michele Drummey, Vice President and Corporate Counsel, as to the legality of the securities being registered. Filed herewith.

(l)	Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. To be filed in subsequent 485(b) filing.

(m)	N/A

(n)	N/A

(o)	N/A

(p)	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing. Filed herewith.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Prudential Retirement Insurance and Annuity Company are listed below:

Name and Principal Business Address	Position and Offices with Depositor

Yanela C. Frias 280 Trumbull Street Hartford, CT 06103	President, Chairman and Director

Robert E. Boyle 655 Broad Street Newark, NJ 07102	Director, Senior Vice President and Chief Financial Officer

Harry A. Dalessio 280 Trumbull Street Hartford, CT 06103	Director and Senior Vice President

Timothy L. Schmidt 655 Broad Street Newark, NJ 07102	Director, Senior Vice President and PFI Chief Investment Officer

Andrew J. Hersey 655 Broad Street Newark, NJ 07102	Director and Assistant Treasurer

Kathleen J. Keefe 655 Broad Street Newark, NJ 07102	Director, Senior Vice President and Chief Actuary

Scott E. Gaul 655 Broad Street Newark, NJ 07102	Director and Senior Vice President

Name and Principal Business Address	Position and Offices with Depositor
Suzanne Manganiello 655 Broad Street Newark, NJ 07102	Senior Vice President

Nandini Mongia 751 Broad Street Newark, NJ 07102	Treasurer

Eva S. Brezin 655 Broad Street Newark, NJ 07102	Legal Entity Risk Officer

Brian J. Curran 655 Broad Street Newark, NJ 07102	Vice President and Chief Investment Officer

Robert L. Burkhart 280 Trumbull Street Hartford, CT 06103	Vice President and Controller

Karen M. Sills 280 Trumbull Street Hartford, CT 06103	Secretary

Thomas W. Doughty 751 Broad Street Newark, NJ 07102	Vice President and Chief Information Security Officer

Dana E. Cordes 751 Broad Street Newark, NJ 07102	Vice President and Anti-Money Laundering Officer
ITEM 2 9 . PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
Prudential Retirement Insurance and Annuity Company (“PRIAC”), a corporation organized under the laws of Connecticut, is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company organized under the laws of New Jersey. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.
PRIAC may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: PRIAC Variable Contract Account A, CIGNA Variable Annuity Separate Account I.
In addition, PRIAC and the Registrant may be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.
The subsidiaries of PFI are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI, Registration No. 001-16707, filed February 19, 2021, the text of which is hereby incorporated by reference.
ITEM  30 . INDEMNIFICATION
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Connecticut, being the state of organization of PRIAC, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Connecticut law permitting indemnification can be found in Sections 33-770 to 33-779 of the Connecticut General Statutes Annotated. The text of PRIAC’s By-law, Article IX, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit f (2).
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM  31 . PRINCIPAL UNDERWRITERS
(a)    Prudential Investment Management Services LLC (PIMS)
      PIMS is distributor and principal underwriter for the PGIM family of funds.
      PIMS is also distributor of the following other investment companies: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Premier Group Variable Contract Account, The Prudential Discovery Select Group Variable Contract Account, and PRIAC Variable Contract Account A.
(b)    Information concerning the officers and directors of PIMS is set forth below.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER

Adam Scaramella 213 Washington Street Newark, NJ 07102	President

Peter J. Boland	Senior Vice President and Chief Administrative Officer

John N. Christolini 280 Trumbull Street Hartford, CT 06103	Senior Vice President and Chief Compliance Officer

Francine B. Boucher 213 Washington Street Newark, NJ 07102	Senior Vice President, Secretary and Chief Legal Officer

Robert P. Smit 751 Broad Street Newark, NJ 07102	Senior Vice President, Chief Financial Officer, Controller and Assistant Treasurer

Peter Puzio 280 Trumbull Street Hartford, CT 06103	Senior Vice President

Hansjerg P. Schlenker	Senior Vice President and Chief Operations Officer

Kevin Chaillet 751 Broad Street Newark, NJ 07102	Treasurer

Lenore J. Paoli 280 Trumbull Street Hartford, CT 06103	Senior Vice President and Chief Risk Officer

Dana E. Cordes 751 Broad Street Newark, NJ 07102	Vice President and Anti-Money Laundering Officer

Thomas W. Doughty 751 Broad Street Newark, NJ 07102	Vice President and Cybersecurity Officer
 ______________
*    The address of each person named is 655 Broad Street, Newark, NJ 07102, unless otherwise noted above.

(c)    Commissions received by PIMS during the last fiscal year with respect to the Prudential Retirement Security Annuity IV issued through the registrant separate account. No commissions were received by PIMS during the last fiscal year with respect to the Prudential Retirement Security Annuity III or the Prudential Retirement Security Annuity VII.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

Prudential Investment Management Services LLC	$10,182	$ -0-	$ -0-	$ -0-
ITEM  32 . LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through PRIAC at the following addresses:
Prudential Retirement Insurance and Annuity Company
280 Trumbull Street
Hartford, CT 06103
The Prudential Insurance Company of America
and PGIM, Inc.
655 Broad Street
Newark, NJ 07102
The Prudential Insurance Company of America
and PGIM, Inc.
751 Broad Street
Newark, NJ 07102
The Prudential Insurance Company of America
and PGIM, Inc.
Gateway Buildings Two, Three and Four
100 Mulberry Street
Newark, NJ 07102
The Prudential Insurance Company of America
213 Washington Street
Newark, NJ 07102
The Prudential Insurance Company of America
c/o PGIM Investments
30 Scranton Office Park
Scranton, PA 18507
The Prudential Insurance Company of America
80 Livingston Avenue
Roseland, NJ 07068
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
ITEM 3 3 . MANAGEMENT SERVICES
Summary of the substantive provisions of any management-related services contract not discussed in Part A or Part B of the Registration Statement —Not Applicable.

ITEM 3 4 . FEE REPRESENTATION
Prudential Retirement Insurance and Annuity Company hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Retirement Insurance and Annuity Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized , in the City of Hartford, and the State of Connecticut, on this 19th day of October, 2021.

PRIAC VARIABLE CONTRACT ACCOUNT A (Registrant)

By:	/s/ Douglas S. McIntosh
DOUGLAS S. MCINTOSH VICE PRESIDENT, PRODUCT DEVELOPMENT, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY (Depositor)

By:	/s/ Douglas S. McIntosh
DOUGLAS S. MCINTOSH VICE PRESIDENT, PRODUCT DEVELOPMENT, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE
*
YANELA C. FRIAS
DIRECTOR AND PRESIDENT
*
ROBERT BOYLE
DIRECTOR AND CHIEF FINANCIAL OFFICER
*
HARRY A. DALESSIO
DIRECTOR
*
ANDREW J. HERSEY
DIRECTOR AND ASSISTANT TREASURER
*
SCOTT E. GAUL
DIRECTOR

*
TIMOTHY L. SCHMIDT
DIRECTOR
*
KATHLEEN J. KEEFE
DIRECTOR
*
ROBERT L. BURKHART
CONTROLLER

*BY:	/s/ Michele Drummey
MICHELE DRUMMEY
(ATTORNEY-IN-FACT)

EXHIBIT INDEX

Exhibit No.	Description

d(1)	Variable Annuity Contract.

d(2)	Active Life Certificate (IRA).

d(3)	Active Life Certificate (Roth IRA).

k	Consent and Opinion of Michele Drummey, Vice President and Corporate Counsel, as to the legality of the securities being registered.

p	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing.